UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of November 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 30.6%
FHLMC REMIC
Series 2488, Class GM, 6.00%, 8/15/2032	41,906	45,019
Series 4151, Class YC, 2.50%, 1/15/2033	230,088	208,099
Series 2740, Class PE, 5.50%, 1/15/2034	150,052	161,983
Series 2943, Class ZC, 5.00%, 2/15/2034	53,203	56,126
Series 2768, Class PK, 5.00%, 3/15/2034	37,345	39,133
Series 3237, Class CE, 5.50%, 11/15/2036	50,000	56,547
Series 3249, Class CB, 4.25%, 12/15/2036	43,552	44,920
Series 3258, Class XX, 5.50%, 12/15/2036	53,000	58,694
Series 4031, Class AB, 5.50%, 6/15/2037	177,070	191,436
Series 3404, Class DC, 5.50%, 1/15/2038	50,000	55,204
Series 3601, Class HB, 5.00%, 11/15/2039	25,000	27,767
Series 3626, Class ME, 5.00%, 1/15/2040	29,000	31,831
Series 3680, Class ZA, 4.50%, 6/15/2040	185,395	194,001
Series 3777, Class WA, 4.00%, 12/15/2040	162,818	165,882
Series 3772, Class NE, 4.50%, 12/15/2040	180,000	197,571
Series 3939, Class AZ, 4.00%, 3/15/2041	229,982	232,114
Series 4240, Class DK, 4.00%, 11/15/2042	90,635	93,050
Series 4283, Class EW, 4.50%, 12/15/2043 (a)	150,213	155,466
FNMA REMIC
Series 2013-17, Class YM, 4.00%, 3/25/2033	124,412	127,629
Series 2003-32, Class UJ, 5.50%, 5/25/2033	34,328	36,972
Series 2003-82, Class Z, 5.50%, 8/25/2033	54,197	58,141
Series 2004-17, Class H, 5.50%, 4/25/2034	125,477	136,371
Series 2004-31, Class MZ, 4.25%, 5/25/2034	27,749	28,917
Series 2004-36, Class CB, 5.00%, 5/25/2034	28,000	29,941
Series 2004-91, Class BR, 5.50%, 12/25/2034	45,364	49,415
Series 2009-13, Class PM, 4.00%, 4/25/2035	158,355	160,211
Series 2005-29, Class WQ, 5.50%, 4/25/2035	149,044	160,882
Series 2005-109, Class GD, 6.00%, 10/25/2035	20,859	22,081
Series 2015-65, Class LD, 3.50%, 1/25/2036	80,000	76,781
Series 2005-122, Class PY, 6.00%, 1/25/2036	71,000	83,608
Series 2006-24, Class Z, 5.50%, 4/25/2036	145,501	156,742
Series 2007-36, Class PH, 5.50%, 4/25/2037	39,769	43,260
Series 2007-60, Class ZB, 4.75%, 5/25/2037	243,057	259,630
Series 2009-42, Class TZ, 4.50%, 3/25/2039	206,834	213,634
Series 2009-66, Class KE, 4.00%, 9/25/2039	81,740	83,442
Series 2009-105, Class DB, 4.50%, 12/25/2039	25,000	26,221
Series 2010-43, Class EM, 5.00%, 5/25/2040	20,600	22,910
Series 2010-87, Class PJ, 3.50%, 6/25/2040	43,535	43,757
Series 2010-59, Class EB, 5.00%, 6/25/2040	300,000	332,253
Series 2011-146, Class LX, 3.50%, 10/25/2040	200,000	200,048
Series 2011-1, Class QA, 4.50%, 10/25/2040	114,239	118,286
Series 2010-133, Class GP, 4.00%, 11/25/2040	250,000	257,598
Series 2010-123, Class KU, 4.50%, 11/25/2040	123,589	131,574
Series 2010-129, Class PZ, 4.50%, 11/25/2040	226,819	230,026
Series 2010-136, Class CY, 4.00%, 12/25/2040	290,000	295,101
Series 2010-141, Class AL, 4.00%, 12/25/2040	231,000	235,555
Series 2010-154, Class KZ, 4.50%, 1/25/2041	41,814	45,189

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2011-55, Class BZ, 3.50%, 6/25/2041	161,988	159,277
Series 2011-115, Class UC, 4.00%, 11/25/2041	70,000	73,498
Series 2013-114, Class LM, 4.00%, 3/25/2042	200,000	201,718
Series 2012-120, Class PA, 3.50%, 10/25/2042	107,024	107,156
Series 2014-19, Class Z, 4.50%, 4/25/2044	245,717	259,256
Series 2015-61, Class PV, 3.50%, 5/25/2044	24,309	24,446
Series 2016-32, Class PA, 3.00%, 12/25/2045	178,475	175,664
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	116,154	120,986
Series 2004-55, Class MC, 5.50%, 7/20/2034	27,000	29,252
Series 2005-16, Class CA, 5.00%, 2/20/2035	29,000	31,587
Series 2005-17, Class GE, 5.00%, 2/20/2035	191,992	204,417
Series 2008-25, Class AD, 4.50%, 3/20/2038	141,259	146,574
Series 2009-16, Class ZD, 6.00%, 3/20/2039	185,451	203,397
Series 2009-58, Class PA, 4.50%, 7/20/2039	241,108	249,896
Series 2010-69, Class ME, 3.00%, 4/20/2040	107,434	106,854

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,808,512)		7,774,996

ASSET-BACKED SECURITIES — 30.0%
ACC Trust Series 2018-1, Class A, 3.70%, 12/21/2020 (b)	60,643	60,664
American Credit Acceptance Receivables Trust
Series 2016-3, Class C, 4.26%, 8/12/2022 (b)	58,000	58,387
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	88,199	88,014
Series 2017-1, Class D, 3.54%, 3/13/2023 (b)	230,000	229,039
AmeriCredit Automobile Receivables Series 2015-4, Class D, 3.72%, 12/8/2021	225,000	225,836
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 (b)	35,187	34,771
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	52,335	51,859
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	186,037	186,086
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	185,030	185,452
CLUB Credit Trust
Series 2018-NP1, Class A, 2.99%, 5/15/2024 (b)	48,348	48,334
Series 2018-NP1, Class B, 3.67%, 5/15/2024‡ (b)	115,000	114,757
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	200,000	201,420
Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	100,000	99,596
Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 5/17/2027 (b)	250,000	248,775
Drive Auto Receivables Trust Series 2016-BA, Class C, 3.19%, 7/15/2022 (b)	26,726	26,726
DT Auto Owner Trust
Series 2017-4A, Class B, 2.44%, 1/15/2021 (b)	146,000	145,718
Series 2017-2A, Class B, 2.44%, 2/15/2021 (b)	43,735	43,701
Series 2017-3A, Class B, 2.40%, 5/17/2021 (b)	215,000	214,533
Series 2018-1A, Class B, 3.04%, 1/18/2022 (b)	98,000	97,776
Series 2017-1A, Class D, 3.55%, 11/15/2022 (b)	150,000	149,891
Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	88,000	87,406
Engs Commercial Finance Trust Series 2018-1A, Class A2, 3.39%, 2/22/2023 (b)	100,000	99,478
Exeter Automobile Receivables Trust
Series 2017-3A, Class A, 2.05%, 12/15/2021 (b)	105,316	104,855
Series 2017-1A, Class B, 3.00%, 12/15/2021 (b)	45,000	44,887

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — continued
Series 2018-2A, Class B, 3.27%, 5/16/2022 (b)	100,000	99,736
First Investors Auto Owner Trust
Series 2015-1A, Class D, 3.59%, 1/18/2022 (b)	100,000	99,932
Series 2016-2A, Class C, 2.53%, 7/15/2022‡ (b)	200,000	196,650
Series 2018-1A, Class A2, 3.22%, 1/17/2023 (b)	45,000	44,926
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	100,000	103,534
Series 2017-2, Class B, 2.57%, 4/15/2023 (b)	115,000	113,883
Series 2018-2, Class B, 3.56%, 5/15/2023 (b)	150,000	149,775
Series 2017-4, Class C, 2.92%, 11/15/2023 (b)	150,000	146,753
FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	123,281	123,243
GLS Auto Receivables Trust
Series 2018-3A, Class A, 3.35%, 8/15/2022 (b)	129,841	129,742
Series 2018-3A, Class B, 3.78%, 8/15/2023 (b)	100,000	100,094
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	170,478	170,431
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	102,836	102,987
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	100,000	99,916
Marlette Funding Trust Series 2018-2A, Class A, 3.06%, 7/17/2028 (b)	67,724	67,595
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	104,000	103,745
OneMain Direct Auto Receivables Trust Series 2017-2A, Class B, 2.55%, 11/14/2023 (b)	100,000	98,637
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/2026 (b)	81,298	81,326
Series 2015-1A, Class C, 5.12%, 3/18/2026 (b)	140,000	141,334
Series 2016-2A, Class A, 4.10%, 3/20/2028 (b)	48,975	49,126
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	100,000	100,173
Progress Residential Trust Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (b)	98,986	97,781
Prosper Marketplace Issuance Trust
Series 2017-2A, Class A, 2.41%, 9/15/2023 (b)	47,232	47,190
Series 2018-1A, Class A, 3.11%, 6/17/2024 (b)	146,534	146,385
Series 2018-2A, Class A, 3.35%, 10/15/2024 (b)	125,523	125,190
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.58%, 5/16/2022	78,000	77,499
Series 2018-1, Class B, 2.63%, 7/15/2022	177,000	175,888
Series 2017-3, Class C, 2.76%, 12/15/2022	39,000	38,609
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.05%, 12/26/2025 (b)	84,839	84,515
Series 2017-1, Class A, 3.28%, 1/26/2026 (b)	89,218	88,972
Series 2017-2, Class A, 3.28%, 2/25/2026 (b)	91,920	91,604
SoFi Consumer Loan Program Trust Series 2018-2, Class A1, 2.93%, 4/26/2027(b)	122,617	122,240
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	31,441	31,421
Series 2015-BA, Class B, 3.80%, 5/15/2028‡ (b)	100,000	98,874
Tidewater Auto Receivables Trust Series 2018-AA, Class C, 3.84%, 11/15/2024 (b)	250,000	249,359
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057‡ (a) (b)	89,031	86,356
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047‡ (b) (c)	47,223	46,812
VOLT LXIX LLC
Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048‡ (b) (c)	100,000	99,844
Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048‡ (b) (c)	100,000	99,376

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — continued
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048 (b) (c)	85,780	85,532
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (b)	216,454	215,606
Series 2018-1A, Class B, 3.58%, 12/20/2031‡ (b)	216,454	214,762
Westlake Automobile Receivables Trust Series 2016-2A, Class C, 2.83%, 5/17/2021 (b)	102,949	102,902

TOTAL ASSET-BACKED SECURITIES (Cost $7,604,268)		7,598,216

CORPORATE BONDS — 23.1%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.	30,000	28,152
3.20%, 2/1/2027
3.85%, 4/15/2045	20,000	17,561
Rockwell Collins, Inc.
2.80%, 3/15/2022	20,000	19,378
3.50%, 3/15/2027	15,000	14,103
United Technologies Corp. 2.80%, 5/4/2024	25,000	23,558

		102,752

Automobiles — 0.6%
Ford Motor Co.
4.35%, 12/8/2026	30,000	26,806
7.45%, 7/16/2031	18,000	18,515
General Motors Co. 5.15%, 4/1/2038	30,000	25,539
Hyundai Capital America 3.45%, 3/12/2021 (b)	30,000	29,716
Nissan Motor Acceptance Corp. 3.15%, 3/15/2021 (b)	60,000	59,052

		159,628

Banks — 4.6%
Australia & New Zealand Banking Group Ltd. (Australia) 5.10%, 1/13/2020 (b)	100,000	101,925
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (d)	65,000	62,259
4.20%, 8/26/2024	60,000	59,233
5.00%, 1/21/2044	55,000	55,990
Bank of Montreal (Canada) 2.10%, 6/15/2020	70,000	68,777
Bank of Nova Scotia (The) (Canada) 3.13%, 4/20/2021	60,000	59,557
Citigroup, Inc.
3.75%, 6/16/2024	60,000	58,927
8.13%, 7/15/2039	30,000	41,073
Citizens Financial Group, Inc. 2.38%, 7/28/2021	50,000	48,225
Commonwealth Bank of Australia (Australia)
2.25%, 3/10/2020 (b)	30,000	29,581
3.45%, 3/16/2023 (b)	70,000	69,227
Huntington Bancshares, Inc. 2.30%, 1/14/2022	50,000	47,756
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	45,000	44,505
3.78%, 3/2/2025	45,000	44,535
PNC Financial Services Group, Inc. (The) 5.13%, 2/8/2020	35,000	35,714
Regions Financial Corp. 2.75%, 8/14/2022	40,000	38,382
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	30,000	29,325
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	30,000	28,924
3.10%, 1/17/2023	25,000	24,339
3.36%, 7/12/2027	25,000	23,649
SunTrust Bank 2.25%, 1/31/2020	25,000	24,735
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023	70,000	68,286
4.65%, 11/4/2044	30,000	27,793
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	65,000	60,010

		1,152,727

Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026 (b)	25,000	23,636
4.90%, 2/1/2046 (b)	25,000	23,371
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 1/15/2022	25,000	24,903
Molson Coors Brewing Co. 4.20%, 7/15/2046	15,000	12,498

		84,408

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Biotechnology — 0.5%
AbbVie, Inc. 2.85%, 5/14/2023	30,000	28,604
Amgen, Inc. 4.95%, 10/1/2041	15,000	14,868
Celgene Corp.
3.25%, 8/15/2022	15,000	14,581
4.63%, 5/15/2044	20,000	17,395
Gilead Sciences, Inc. 3.70%, 4/1/2024	30,000	29,774
4.80%, 4/1/2044	15,000	14,624

		119,846

Building Products — 0.2%
Masco Corp. 4.45%, 4/1/2025	25,000	24,881
Owens Corning 4.20%, 12/15/2022	15,000	14,875

		39,756

Capital Markets — 1.4%
Credit Suisse AG (Switzerland) 5.40%, 1/14/2020	25,000	25,401
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15,000	18,856
Goldman Sachs Group, Inc. (The) 4.00%, 3/3/2024	50,000	49,152
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	65,000	56,820
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)	10,000	10,256
6.25%, 1/14/2021 (b)	30,000	31,461
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	20,000	18,155
Morgan Stanley
2.63%, 11/17/2021	45,000	43,507
3.13%, 1/23/2023	30,000	28,978
4.00%, 7/23/2025	60,000	58,709
3.95%, 4/23/2027	25,000	23,467

		364,762

Chemicals — 0.8%
DowDuPont, Inc. 4.49%, 11/15/2025	100,000	101,078
Mosaic Co. (The) 3.25%, 11/15/2022	10,000	9,695
4.05%, 11/15/2027	10,000	9,496
5.63%, 11/15/2043	10,000	10,024
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	20,000	18,464
6.13%, 1/15/2041	20,000	21,416
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	35,000	33,567

		203,740

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30,000	27,367

Consumer Finance — 0.6%
American Express Co. 2.50%, 8/1/2022	30,000	28,621
Capital One Financial Corp. 4.75%, 7/15/2021	15,000	15,349
4.20%, 10/29/2025	15,000	14,328
3.75%, 3/9/2027	25,000	23,088
General Motors Financial Co., Inc. 4.20%, 3/1/2021	25,000	24,883
3.25%, 1/5/2023	20,000	18,818
HSBC Finance Corp. 6.68%, 1/15/2021	30,000	31,598

		156,685

Diversified Financial Services — 0.2%
ORIX Corp. (Japan) 3.70%, 7/18/2027	30,000	28,451
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	25,000	28,115

		56,566

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.00%, 6/30/2022	25,000	24,239
3.40%, 5/15/2025	30,000	27,925
5.35%, 9/1/2040	65,000	61,366
Telefonica Emisiones SAU (Spain) 5.13%, 4/27/2020	10,000	10,206
5.46%, 2/16/2021	10,000	10,341
7.05%, 6/20/2036	15,000	17,235
Verizon Communications, Inc. 4.33%, 9/21/2028	41,000	40,751
4.86%, 8/21/2046	55,000	52,477

		244,540

Electric Utilities — 1.4%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20,000	22,094
Duke Energy Corp. 1.80%, 9/1/2021	15,000	14,267
2.65%, 9/1/2026	25,000	22,316
3.75%, 9/1/2046	25,000	21,008
Edison International 4.13%, 3/15/2028	20,000	18,768
Emera US Finance LP (Canada) 2.15%, 6/15/2019	10,000	9,930
3.55%, 6/15/2026	10,000	9,346
4.75%, 6/15/2046	10,000	9,330
Entergy Louisiana LLC 4.00%, 3/15/2033	40,000	39,097

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Electric Utilities — continued
Fortis, Inc. (Canada) 3.06%, 10/4/2026	30,000	27,179
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15,000	14,896
LG&E & KU Energy LLC 3.75%, 11/15/2020	20,000	20,059
Metropolitan Edison Co. 3.50%, 3/15/2023 (b)	15,000	14,830
Pacific Gas & Electric Co.
3.50%, 10/1/2020	30,000	28,389
3.30%, 3/15/2027	30,000	24,692
PNM Resources, Inc. 3.25%, 3/9/2021	15,000	14,782
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20,000	18,483
Southern Co. (The) 3.25%, 7/1/2026	30,000	27,751

		357,217

Electrical Equipment — 0.2%
Eaton Corp.
2.75%, 11/2/2022	20,000	19,217
3.10%, 9/15/2027	25,000	23,242

		42,459

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.25%, 9/8/2024	25,000	23,174

Energy Equipment & Services — 0.1%
Halliburton Co.
3.80%, 11/15/2025	25,000	24,077
4.50%, 11/15/2041	10,000	8,966

		33,043

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp. 5.00%, 2/15/2024	30,000	30,993
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25,000	23,981
EPR Properties
5.25%, 7/15/2023	15,000	15,419
4.50%, 6/1/2027	10,000	9,454
Government Properties Income Trust 3.75%, 8/15/2019	20,000	20,051
Host Hotels & Resorts LP
5.25%, 3/15/2022	15,000	15,480
3.88%, 4/1/2024	15,000	14,626
Liberty Property LP 4.40%, 2/15/2024	35,000	35,396
National Retail Properties, Inc.
3.80%, 10/15/2022	20,000	19,936
4.00%, 11/15/2025	20,000	19,625
Realty Income Corp.
3.25%, 10/15/2022	20,000	19,604
3.65%, 1/15/2028	25,000	23,835
Select Income 3.60%, 2/1/2020	20,000	19,849
Senior Housing Properties Trust 3.25%, 5/1/2019	30,000	29,924
VEREIT Operating Partnership LP
4.13%, 6/1/2021	15,000	15,071
4.88%, 6/1/2026	10,000	10,005
Welltower, Inc.
6.13%, 4/15/2020	15,000	15,474
4.00%, 6/1/2025	25,000	24,289

		363,012

Food & Staples Retailing — 0.3%
Kroger Co. (The)
2.65%, 10/15/2026	20,000	17,626
5.15%, 8/1/2043	20,000	19,123
Sysco Corp.
3.55%, 3/15/2025	20,000	19,329
4.45%, 3/15/2048	30,000	27,368

		83,446

Food Products — 0.6%
Campbell Soup Co.	20,000	19,318
3.65%, 3/15/2023
3.80%, 8/2/2042	20,000	14,671
Conagra Brands, Inc.	5,000	4,972
4.60%, 11/1/2025
5.30%, 11/1/2038	5,000	4,808
Kraft Heinz Foods Co.	20,000	19,182
3.95%, 7/15/2025
6.50%, 2/9/2040	15,000	15,998
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20,000	20,099
Tyson Foods, Inc.	15,000	15,318
4.50%, 6/15/2022
3.95%, 8/15/2024	15,000	14,816
5.15%, 8/15/2044	10,000	9,641

		138,823

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	15,000	14,480
2.55%, 3/15/2022
3.75%, 11/30/2026	17,000	16,629
4.75%, 11/30/2036	15,000	15,330
Becton Dickinson and Co.
2.89%, 6/6/2022	10,000	9,638
3.70%, 6/6/2027	15,000	13,984
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	6,000	5,919
3.55%, 4/1/2025	10,000	9,423

		85,403

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Health Care Providers & Services — 0.7%
Aetna, Inc. 2.80%, 6/15/2023	35,000	33,106
Anthem, Inc.
3.70%, 8/15/2021	15,000	14,972
3.35%, 12/1/2024	15,000	14,395
4.63%, 5/15/2042	20,000	18,736
CVS Health Corp.
3.70%, 3/9/2023	30,000	29,523
4.30%, 3/25/2028	41,000	39,937
4.78%, 3/25/2038	27,000	25,797

		176,466

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 3.80%, 4/1/2028	35,000	33,966

Household Durables — 0.1%
Newell Brands, Inc.
4.00%, 12/1/2024	10,000	9,583
4.20%, 4/1/2026	15,000	14,295
5.38%, 4/1/2036	10,000	9,338

		33,216

Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC 5.75%, 10/1/2041	45,000	44,467

Industrial Conglomerates — 0.4%
General Electric Co.
3.38%, 3/11/2024	40,000	35,732
4.13%, 10/9/2042	35,000	26,781
Roper Technologies, Inc. 2.80%, 12/15/2021	30,000	29,171

		91,684

Insurance — 1.5%
American Financial Group, Inc. 3.50%, 8/15/2026	20,000	18,505
American International Group, Inc.
3.30%, 3/1/2021	10,000	9,883
3.75%, 7/10/2025	20,000	18,912
3.88%, 1/15/2035	25,000	21,427
Athene Global Funding 3.00%, 7/1/2022 (b)	25,000	24,252
Athene Holding Ltd. 4.13%, 1/12/2028	10,000	9,111
Cincinnati Financial Corp. 6.92%, 5/15/2028	20,000	24,028
Lincoln National Corp.
4.20%, 3/15/2022	15,000	15,280
3.63%, 12/12/2026	15,000	14,317
4.35%, 3/1/2048	20,000	17,885
Markel Corp. 3.50%, 11/1/2027	20,000	18,550
Metropolitan Life Global Funding I 2.00%, 4/14/2020 (b)	150,000	147,401
Prudential Financial, Inc. 3.88%, 3/27/2028	30,000	29,624

		369,175

IT Services — 0.0% (e)
Western Union Co. (The) 3.60%, 3/15/2022	10,000	9,896

Media — 0.4%
Charter Communications Operating LLC 5.75%, 4/1/2048	10,000	9,322
Comcast Corp.
3.38%, 2/15/2025	30,000	29,040
3.20%, 7/15/2036	40,000	33,090
Cox Communications, Inc.
3.15%, 8/15/2024 (b)	25,000	23,690
4.60%, 8/15/2047 (b)	15,000	13,370

		108,512

Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland)
3.13%, 4/29/2019 (b)	20,000	19,979
4.63%, 4/29/2024 (b)	15,000	14,879

		34,858

Multiline Retail — 0.0% (e)
Dollar General Corp. 4.13%, 5/1/2028	5,000	4,839

Multi-Utilities — 0.4%
Dominion Energy, Inc.
4.45%, 3/15/2021	15,000	15,200
Series D, 2.85%, 8/15/2026	25,000	22,620
Series C, 4.05%, 9/15/2042	20,000	17,366
Sempra Energy	20,000	19,653
2.40%, 3/15/2020
3.80%, 2/1/2038	25,000	21,107

		95,946

Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp. 3.45%, 7/15/2024	25,000	23,833
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	30,000	28,792
Buckeye Partners LP
4.35%, 10/15/2024	10,000	9,800
5.85%, 11/15/2043	10,000	9,070
Canadian Natural Resources Ltd. (Canada)
3.80%, 4/15/2024	15,000	14,647
6.45%, 6/30/2033	15,000	17,032

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Cenovus Energy, Inc. (Canada) 3.00%, 8/15/2022	25,000	23,539
Enbridge, Inc. (Canada) 4.25%, 12/1/2026	20,000	19,511
Enterprise Products Operating LLC	25,000	25,467
5.25%, 1/31/2020
3.75%, 2/15/2025	30,000	29,263
5.10%, 2/15/2045	15,000	14,707
Kinder Morgan Energy Partners LP 3.95%, 9/1/2022	25,000	24,772
Marathon Petroleum Corp. 6.50%, 3/1/2041	15,000	16,350
MPLX LP	15,000	14,063
4.13%, 3/1/2027
4.50%, 4/15/2038	10,000	8,651
Nexen Energy ULC (China) 5.88%, 3/10/2035	20,000	22,381
Noble Energy, Inc. 5.05%, 11/15/2044	30,000	26,109
ONEOK Partners LP 4.90%, 3/15/2025	30,000	30,336
Petroleos Mexicanos (Mexico) 6.50%, 1/23/2029 (b)	13,000	11,944
Phillips 66	20,000	18,976
3.90%, 3/15/2028
4.88%, 11/15/2044	20,000	18,955
Spectra Energy Partners LP 4.50%, 3/15/2045	20,000	17,471
Sunoco Logistics Partners Operations LP	15,000	14,680
4.25%, 4/1/2024
4.00%, 10/1/2027	10,000	9,082
5.35%, 5/15/2045	30,000	26,053
TransCanada PipeLines Ltd. (Canada)	25,000	25,464
4.88%, 1/15/2026
4.63%, 3/1/2034	15,000	14,102
5.00%, 10/16/2043	10,000	9,382
Williams Cos., Inc. (The) 3.90%, 1/15/2025	20,000	19,306

		543,738

Pharmaceuticals — 0.2%
Allergan Funding SCS	10,000	9,936
3.00%, 3/12/2020
4.55%, 3/15/2035	10,000	9,304
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	30,000	28,759

		47,999

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30,000	29,198
ERAC USA Finance LLC 5.63%, 3/15/2042 (b)	30,000	31,995

		61,193

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp.	20,000	18,670
2.65%, 1/15/2023
3.88%, 1/15/2027	25,000	22,589

		41,259

Software — 0.2%
Oracle Corp. 3.85%, 7/15/2036	60,000	55,862

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	25,000	25,513

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.65%, 2/23/2046	30,000	30,607
Dell International LLC 4.42%, 6/15/2021 (b)	25,000	25,027

		55,634

Tobacco — 0.2%
BAT International Finance plc (United Kingdom) 2.75%, 6/15/2020 (b)	30,000	29,463
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25,000	24,187

		53,650

Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC	30,000	28,935
2.88%, 1/20/2022 (b)
3.50%, 11/1/2027 (b)	20,000	17,826
International Lease Finance Corp. 4.63%, 4/15/2021	35,000	35,472

		82,233

Wireless Telecommunication Services — 0.2%
Vodafone Group plc (United Kingdom)	20,000	19,494
3.75%, 1/16/2024
4.38%, 5/30/2028	25,000	24,004
5.00%, 5/30/2038	11,000	10,094

		53,592

TOTAL CORPORATE BONDS (Cost $6,092,625)		5,863,052

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.7%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035‡ (a) (b)	100,000	94,938
Series 2018-20TS, Class E, 3.20%, 5/15/2035 (a) (b)	100,000	91,829
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	24,674	24,045
Series 2014-GC19, Class A3, 3.75%, 3/10/2047	11,654	11,718
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	15,000	14,843
Cold Storage Trust Series 2017-ICE3, Class B, 3.56%, 4/15/2036‡ (a) (b)	200,000	199,871
Commercial Mortgage Trust
Series 2014-PAT, Class A, 3.11%, 8/13/2027 (a) (b)	125,000	124,965
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	15,000	15,017
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	30,000	30,112
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	25,000	24,847
Core Industrial Trust Series 2015-CALW, Class A, 3.04%, 2/10/2034 (b)	42,690	42,212
FHLMC Multifamily Structured Pass-Through Certificates Series K731, Class AM, 3.60%, 2/25/2025 (a)	200,000	202,563
FREMF Mortgage Trust Series 2013-K26, Class B, 3.72%, 12/25/2045 (a) (b)	99,000	98,866
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class AS, 3.50%, 11/21/2035‡ (a) (b)	150,000	149,813
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111,000	115,427
Series 2013-GC16, Class B, 5.16%, 11/10/2046 (a)	50,000	52,489
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-FL6, Class B, 4.59%, 11/15/2031‡ (a) (b)	151,880	152,055
Series 2013-LC11, Class A4, 2.69%, 4/15/2046	13,772	13,340
Series 2011-C5, Class B, 5.59%, 8/15/2046 (a) (b)	169,000	174,851
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.37%, 11/15/2045 (a)	30,000	30,896
JPMCC Re-REMIC Trust Series 2014-FRR1, Class BK10, 2.51%, 11/27/2049 (a) (b)	180,000	172,019
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class A2, 3.19%, 10/15/2047	89,847	89,765
Series 2015-C27, Class A3, 3.47%, 12/15/2047	130,000	127,841
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	130,000	127,372
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	28,283	27,455

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,207,699)		2,209,149

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Notes	265,000	262,712
2.63%, 2/28/2023
2.75%, 2/15/2028	230,000	225,355
2.88%, 5/15/2028	17,600	17,409

TOTAL U.S. TREASURY OBLIGATIONS (Cost $510,387)		505,476

MORTGAGE-BACKED SECURITIES — 1.5%
FNMA, Other
Pool # AM4660, Pool, 3.77%, 12/1/2025	135,000	137,227
Pool # AM5940, Pool, 3.24%, 6/1/2026	69,539	68,881
Pool # AM6428, Pool, 3.58%, 8/1/2029	88,765	88,429

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES — continued
Pool # AM6430, Pool, 3.58%, 8/1/2029	88,765	88,428

TOTAL MORTGAGE-BACKED SECURITIES (Cost $388,866)		382,965

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 4.4%
INVESTMENT COMPANIES — 4.4%
JPMorgan Prime Money Market Fund, Class Institutional Shares, 2.30% (f) (g) (Cost $1,107,145)	1,107,001	1,107,111

Total Investments — 100.3% (Cost $25,719,502)		25,440,965
Liabilities in Excess of Other Assets — (0.3%)		(68,583)

Net Assets — 100.0%		25,372,382

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GS	Goldman Sachs
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
USD	United States Dollar

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.

(b)

Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(e)	Amount rounds to less than 0.1% of net assets.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(f)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2018.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$6,640,785	$957,431	$7,598,216
Collateralized Mortgage Obligations	—	7,774,996	—	7,774,996
Commercial Mortgage-Backed Securities	—	1,612,472	596,677	2,209,149
Corporate Bonds	—	5,863,052	—	5,863,052
Mortgage-Backed Securities	—	382,965	—	382,965
U.S. Treasury Obligations	—	505,476	—	505,476
Short-Term Investments
Investment Companies	1,107,111	—	—	1,107,111

Total Investments in Securities	$1,107,111	$22,779,746	$1,554,108	$25,440,965

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities	$—	$—	$(3,868)	$598	$1,010,817	$(50,116)	$—	$—	$957,431
Commercial Mortgage-Backed Securities	—	—	251	128	664,450	(68,152)	—	—	596,677

	$—	$—	$(3,617)	$726	$1,675,267	$(118,268)	$—	$—	$1,554,108

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3), amounted to $(3,617).

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$957,431	Discounted Cash Flow	Constant Prepayment Rate	1.50% - 40.00% (15.08%	)
			Yield (Discount Rate of Cash Flows)	3.74% - 5.00% (4.11%	)

Asset-Backed Securities	957,431
	446,864	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.40% - 4.95% (4.60%	)

Commercial Mortgage-Backed Securities	446,864

Total	$1,404,295

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was $149,813. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — 64.4%
Aerospace & Defense — 1.6%
Arconic, Inc.
5.13%, 10/1/2024		22,000	21,340
5.90%, 2/1/2027		79,000	75,840
Bombardier, Inc.
7.75%, 3/15/2020(a)		42,000	42,840
7.50%, 12/1/2024(a)		5,000	4,756
Leonardo SpA 4.88%, 3/24/2025	EUR	100,000	124,837
Rockwell Collins, Inc. 3.50%, 3/15/2027		90,000	84,622
TransDigm, Inc.
6.00%, 7/15/2022		11,000	11,014
6.38%, 6/15/2026		11,000	10,737
United Technologies Corp.
3.95%, 8/16/2025		20,000	19,765
4.13%, 11/16/2028		25,000	24,554

			420,305

Airlines — 0.3%
Continental Airlines Pass-Through Trust
Series 2012-2, Class A, 4.00%, 10/29/2024		74,844	74,732
United Continental Holdings, Inc. 5.00%, 2/1/2024		15,000	14,738

			89,470

Auto Components — 0.7%
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		6,000	5,985
6.25%, 4/1/2025		32,000	29,760
6.25%, 3/15/2026		4,000	3,630
6.50%, 4/1/2027		6,000	5,445
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027		23,000	20,671
LKQ Italia Bondco SpA 3.88%, 4/1/2024(b)	EUR	100,000	116,040

			181,531

Automobiles — 0.2%
General Motors Co.
4.00%, 4/1/2025		35,000	32,853
5.20%, 4/1/2045		20,000	16,691

			49,544

Banks — 10.4%
Allied Irish Banks plc (EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025(b)(c)	EUR	100,000	116,063
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(c)		30,000	29,381
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(c)(d)(e)		225,000	230,062
(ICE LIBOR USD 3 Month + 0.77%), 3.35%, 2/5/2026(c)		55,000	52,911
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(c)(d)(e)		95,000	90,725
Bank of Ireland (EUR Swap Annual 5 Year + 3.55%), 4.25%, 6/11/2024(b)(c)	EUR	100,000	114,214
Bankia SA (EUR Swap Annual 5 Year + 3.35%), 3.38%, 3/15/2027(b)(c)	EUR	100,000	114,127
Bankinter SA (EUR Swap Annual 5 Year + 2.40%), 2.50%, 4/6/2027(b)(c)	EUR	100,000	111,746
Barclays plc (ICE LIBOR USD 3 Month + 1.38%), 4.01%, 5/16/2024(c)		200,000	193,057
CaixaBank SA (EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(b)(c)	EUR	100,000	116,474
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(c)(d)(e)		18,000	18,270
2.70%, 3/30/2021		70,000	68,477
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(d)(e)		225,000	216,000
Commerzbank AG 4.00%, 3/23/2026(b)	EUR	70,000	81,755
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025(a)(c)(d)(e)		200,000	207,858
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 6/1/2021(c)(d)(e)		200,000	204,750
(EURIBOR 3 Month + 0.50%), 0.18%, 10/5/2023(b)(c)	EUR	100,000	108,993
ING Groep NV (EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028(c)	EUR	100,000	117,630
Royal Bank of Scotland Group plc 6.00%, 12/19/2023		20,000	20,115
Societe Generale SA (EUR Swap Annual 5 Year + 5.54%), 6.75%, 4/7/2021(b)(c)(d)(e)	EUR	100,000	116,402
SunTrust Bank (ICE LIBOR USD 3 Month + 0.59%), 3.15%, 8/2/2022(c)		70,000	69,926
SunTrust Banks, Inc. Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027(c)(d)(e)		65,000	58,175
UBS Group AG (EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(b)(c)(d)(e)	EUR	200,000	242,519
Wells Fargo & Co. 4.75%, 12/7/2046		50,000	47,429

			2,747,059

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Beverages — 0.4%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046(a)		10,000	9,348
Anheuser-Busch InBev Worldwide, Inc. (ICE LIBOR USD 3 Month + 0.74%), 3.17%, 1/12/2024(c)		40,000	39,428
Keurig Dr Pepper, Inc. 4.06%, 5/25/2023(a)		40,000	39,444

			88,220

Building Products — 0.6%
Masco Corp.
4.38%, 4/1/2026		38,000	37,453
3.50%, 11/15/2027		8,000	7,263
Masonite International Corp. 5.75%, 9/15/2026(a)		2,000	1,888
Owens Corning
3.40%, 8/15/2026		45,000	40,522
4.30%, 7/15/2047		30,000	22,905
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026(a)		2,000	2,020
Standard Industries, Inc. 6.00%, 10/15/2025(a)		22,000	21,450
Summit Materials LLC 6.13%, 7/15/2023		19,000	18,881

			152,382

Capital Markets — 4.5%
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 6/20/2020(c)(d)(e)		50,000	50,145
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(c)(d)(e)		94,000	87,890
Credit Suisse Group AG (USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(a)(c)(d)(e)		200,000	203,500
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020(c)(d)(e)		225,000	225,000
Series D, 6.00%, 6/15/2020		40,000	41,385
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(c)(d)(e)		120,000	105,900
(ICE LIBOR USD 3 Month + 1.17%), 3.79%, 5/15/2026(c)		35,000	34,178
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		18,000	16,717
LPL Holdings, Inc. 5.75%, 9/15/2025(a)		7,000	6,632
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019(c)(d)(e)		225,000	225,281
2.80%, 6/16/2020		70,000	69,349
2.38%, 3/31/2021	EUR	20,000	23,689
3.88%, 1/27/2026		50,000	48,205
3.13%, 7/27/2026		30,000	27,406
MSCI, Inc.
5.25%, 11/15/2024(a)		18,000	18,045
5.38%, 5/15/2027(a)		3,000	2,973

			1,186,295

Chemicals — 1.1%
Blue Cube Spinco LLC 10.00%, 10/15/2025		15,000	17,137
CF Industries, Inc. 4.50%, 12/1/2026(a)		10,000	9,807
Chemours Co. (The) 5.38%, 5/15/2027		6,000	5,415
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)		3,000	2,835
CTC BondCo GmbH 5.25%, 12/15/2025(b)	EUR	100,000	107,703
CVR Partners LP 9.25%, 6/15/2023(a)		43,000	45,163
FXI Holdings, Inc. 7.88%, 11/1/2024(a)		8,000	7,150
Ingevity Corp. 4.50%, 2/1/2026(a)		7,000	6,457
NOVA Chemicals Corp. 4.88%, 6/1/2024(a)		15,000	13,950
Olin Corp. 5.13%, 9/15/2027		17,000	15,964
PolyOne Corp. 5.25%, 3/15/2023		9,000	8,978
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026		12,000	11,220
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)		9,000	7,943
Tronox Finance plc 5.75%, 10/1/2025(a)		18,000	15,255
Tronox, Inc. 6.50%, 4/15/2026(a)		5,000	4,325
Venator Finance SARL 5.75%, 7/15/2025(a)		10,000	8,050

			287,352

Commercial Services & Supplies — 1.6%
ADT Security Corp. (The) 4.13%, 6/15/2023		20,000	18,650
Blitz F18-674 GmbH 6.00%, 7/30/2026(b)	EUR	100,000	110,449
Brink’s Co. (The) 4.63%, 10/15/2027(a)		9,000	8,280
Covanta Holding Corp. 5.88%, 3/1/2024		15,000	14,456
Garda World Security Corp. 8.75%, 5/15/2025(a)		40,000	36,500
Paprec Holding SA (EURIBOR 3 Month + 3.50%), 3.50%, 3/31/2025(b)(c)	EUR	100,000	99,115
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)		37,000	39,220
Verisure Midholding AB 5.75%, 12/1/2023(b)	EUR	100,000	111,449

			438,119

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Communications Equipment — 0.1%
Avaya, Inc. 7.00%, 4/1/2019‡(f)		32,000	3
CommScope Technologies LLC 5.00%, 3/15/2027(a)		17,000	14,004
Nokia OYJ
3.38%, 6/12/2022		5,000	4,744
4.38%, 6/12/2027		5,000	4,670
ViaSat, Inc. 5.63%, 9/15/2025(a)		12,000	11,310

			34,731

Construction & Engineering — 0.1%
Tutor Perini Corp. 6.88%, 5/1/2025(a)		21,000	20,160

Construction Materials — 0.1%
Martin Marietta Materials, Inc.
3.50%, 12/15/2027		25,000	22,681
4.25%, 12/15/2047		11,000	8,791
US Concrete, Inc. 6.38%, 6/1/2024		9,000	8,528

			40,000

Consumer Finance — 2.1%
AerCap Ireland Capital DAC 3.95%, 2/1/2022		150,000	147,645
Ally Financial, Inc.
4.63%, 3/30/2025		23,000	22,597
8.00%, 11/1/2031		10,000	11,677
American Express Credit Corp. Series F, 2.60%, 9/14/2020		70,000	69,041
Capital One Financial Corp. 3.75%, 4/24/2024		50,000	48,399
Caterpillar Financial Services Corp. 2.00%, 3/5/2020		70,000	69,005
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)		9,000	7,515
FirstCash, Inc. 5.38%, 6/1/2024(a)		3,000	2,948
General Motors Financial Co., Inc.
3.95%, 4/13/2024		10,000	9,487
4.00%, 10/6/2026		33,000	29,737
John Deere Capital Corp. 1.95%, 6/22/2020		70,000	68,777
Springleaf Finance Corp.
8.25%, 12/15/2020		42,000	44,344
7.13%, 3/15/2026		3,000	2,820
Synchrony Financial 3.95%, 12/1/2027		28,000	23,646

			557,638

Containers & Packaging — 1.2%
Ardagh Packaging Finance plc 6.75%, 5/15/2024(b)	EUR	125,000	149,515
Ball Corp. 4.88%, 3/15/2026		3,000	2,948
Berry Global, Inc.
6.00%, 10/15/2022		16,000	16,200
4.50%, 2/15/2026(a)		3,000	2,820
Crown Americas LLC 4.75%, 2/1/2026(a)		8,000	7,710
Crown European Holdings SA 2.63%, 9/30/2024(b)	EUR	100,000	112,502
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(a)		3,000	3,008
OI European Group BV 4.00%, 3/15/2023(a)		3,000	2,805
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022(a)		7,000	6,965
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020		14,537	14,518

			318,991

Distributors — 0.1%
Global Partners LP 6.25%, 7/15/2022		10,000	9,853
Performance Food Group, Inc. 5.50%, 6/1/2024(a)		8,000	7,790

			17,643

Diversified Consumer Services — 0.1%
Graham Holdings Co. 5.75%, 6/1/2026(a)		3,000	3,038
Service Corp. International 7.50%, 4/1/2027		20,000	21,750
Sotheby’s 4.88%, 12/15/2025(a)		10,000	9,200

			33,988

Diversified Financial Services — 0.8%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)		9,000	8,865
CNG Holdings, Inc. 9.38%, 5/15/2020(a)		10,000	9,300
EDP Finance BV 5.25%, 1/14/2021(a)		200,000	204,104

			222,269

Diversified Telecommunication Services — 2.4%
AT&T, Inc. 5.25%, 3/1/2037		40,000	38,079
4.30%, 12/15/2042		25,000	20,708
CCO Holdings LLC
5.88%, 4/1/2024(a)		18,000	18,157
5.75%, 2/15/2026(a)		16,000	16,000
5.13%, 5/1/2027(a)		49,000	46,428
5.88%, 5/1/2027(a)		8,000	7,870
CenturyLink, Inc. Series T, 5.80%, 3/15/2022		5,000	4,969
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)		23,000	20,168
Consolidated Communications, Inc. 6.50%, 10/1/2022		10,000	9,325
Embarq Corp. 8.00%, 6/1/2036		22,000	20,652
Frontier Communications Corp.
11.00%, 9/15/2025		8,000	5,640
8.50%, 4/1/2026(a)		5,000	4,538
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		12,000	10,590
8.00%, 2/15/2024(a)		28,000	29,296
8.50%, 10/15/2024(a)		18,000	17,822
9.75%, 7/15/2025(a)		5,000	5,163
Level 3 Financing, Inc. 5.38%, 5/1/2025		24,000	23,370
Qwest Corp.
6.75%, 12/1/2021		9,000	9,380
7.13%, 11/15/2043		15,000	14,195

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Diversified Telecommunication Services — continued
TDC A/S 3.75%, 3/2/2022(g)	EUR	100,000	124,666
Telecom Italia SpA 2.50%, 7/19/2023(b)	EUR	110,000	121,290
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.33%, 3/16/2022(c)		20,000	20,201
2.63%, 8/15/2026		40,000	35,836
Windstream Services LLC 9.00%, 6/30/2025(a)		9,000	6,570

			630,913

Electric Utilities — 2.1%
Duke Energy Corp. 1.80%, 9/1/2021		70,000	66,580
Emera US Finance LP 3.55%, 6/15/2026		72,000	67,292
Exelon Corp. 3.40%, 4/15/2026		30,000	28,027
FirstEnergy Corp. Series B, 3.90%, 7/15/2027		50,000	47,872
Fortis, Inc. 3.06%, 10/4/2026		15,000	13,590
Iberdrola Finanzas SA 7.38%, 1/29/2024	GBP	50,000	79,304
ITC Holdings Corp. 2.70%, 11/15/2022		70,000	66,824
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)		4,000	3,770
4.50%, 9/15/2027(a)		3,000	2,752
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)		35,000	32,496
PPL Capital Funding, Inc. 3.10%, 5/15/2026		100,000	92,413
Public Service Co. of Colorado 3.20%, 11/15/2020		30,000	29,932
Terraform Global Operating LLC 6.13%, 3/1/2026(a)		4,000	3,748
Vistra Operations Co. LLC 5.50%, 9/1/2026(a)		14,000	13,773

			548,373

Electrical Equipment — 0.6%
Orano SA 3.13%, 3/20/2023(b)	EUR	100,000	111,499
Sensata Technologies BV 4.88%, 10/15/2023(a)		5,000	4,900
Vertiv Group Corp. 9.25%, 10/15/2024(a)		33,000	32,175

			148,574

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC 5.50%, 12/1/2024		41,000	41,000

Energy Equipment & Services — 0.8%
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025		5,000	4,462
Nabors Industries, Inc.
5.50%, 1/15/2023		13,000	11,440
5.75%, 2/1/2025		7,000	5,709
Noble Holding International Ltd. 7.88%, 2/1/2026(a)		6,000	5,595
Rowan Cos., Inc. 7.38%, 6/15/2025		8,000	7,080
Saipem Finance International BV 3.75%, 9/8/2023(b)	EUR	100,000	112,565
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(a)		18,000	16,965
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)		4,000	3,900
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)		2,000	1,950
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)		10,400	10,192
Transocean, Inc.
9.00%, 7/15/2023(a)		9,000	9,197
7.50%, 1/15/2026(a)		5,000	4,650
6.80%, 3/15/2038		11,000	7,865
Weatherford International Ltd.
4.50%, 4/15/2022		2,000	1,320
6.75%, 9/15/2040		15,000	8,475
5.95%, 4/15/2042		3,000	1,680

			213,045

Entertainment — 0.4%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025		5,000	4,525
5.88%, 11/15/2026		5,000	4,450
6.13%, 5/15/2027		5,000	4,425
Cinemark USA, Inc. 4.88%, 6/1/2023		14,000	13,615
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/2024(a)		4,000	4,280
Netflix, Inc.
4.88%, 4/15/2028		5,000	4,613
5.88%, 11/15/2028(a)		4,000	3,960
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(c)		13,000	12,496
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(c)		7,000	6,706
Warner Media LLC 2.95%, 7/15/2026		16,000	14,191
WMG Acquisition Corp.
5.63%, 4/15/2022(a)		6,000	6,053
5.00%, 8/1/2023(a)		5,000	4,931
5.50%, 4/15/2026(a)		8,000	7,760

			92,005

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp. REIT, 3.60%, 1/15/2028		60,000	55,167
CyrusOne LP
REIT, 5.00%, 3/15/2024		4,000	3,970
REIT, 5.38%, 3/15/2027		12,000	11,760
Equinix, Inc.
REIT, 5.75%, 1/1/2025		14,000	14,242
REIT, 2.88%, 10/1/2025	EUR	100,000	109,514
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(a)		10,000	9,563
GLP Capital LP REIT, 5.38%, 11/1/2023		136,000	137,826
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(a)		4,000	3,545
REIT, 5.25%, 3/15/2028(a)		5,000	4,525
SBA Communications Corp. REIT, 4.88%, 7/15/2022		13,000	12,935

			363,047

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Food & Staples Retailing — 1.2%
Albertsons Cos. LLC
6.63%, 6/15/2024		21,000	20,239
5.75%, 3/15/2025		2,000	1,785
Iceland Bondco plc 6.75%, 7/15/2024(b)	GBP	100,000	125,462
Kroger Co. (The) 2.65%, 10/15/2026		45,000	39,659
New Albertsons LP
7.45%, 8/1/2029		4,000	3,260
8.70%, 5/1/2030		8,000	7,000
8.00%, 5/1/2031		5,000	4,225
Picard Groupe SAS (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023(b)(c)	EUR	100,000	110,137

			311,767

Food Products — 0.8%
B&G Foods, Inc. 5.25%, 4/1/2025		10,000	9,451
Dean Foods Co. 6.50%, 3/15/2023(a)		5,000	4,387
Dole Food Co., Inc. 7.25%, 6/15/2025(a)		11,000	10,340
General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 2.98%, 4/16/2021(c)		65,000	64,717
JBS USA LUX SA
7.25%, 6/1/2021(a)		40,000	40,450
5.88%, 7/15/2024(a)		13,000	12,776
6.75%, 2/15/2028(a)		10,000	9,626
Kraft Heinz Foods Co. 4.38%, 6/1/2046		10,000	8,131
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)		7,000	6,807
5.88%, 9/30/2027(a)		5,000	4,725
Smithfield Foods, Inc.
3.35%, 2/1/2022(a)		25,000	24,237
4.25%, 2/1/2027(a)		15,000	13,958

			209,605

Gas Utilities — 0.0%(h)
AmeriGas Partners LP 5.50%, 5/20/2025		3,000	2,779

Health Care Equipment & Supplies — 0.1%
Hologic, Inc. 4.38%, 10/15/2025(a)		12,000	11,400
Mallinckrodt International Finance SA 5.63%, 10/15/2023(a)		8,000	6,870

			18,270

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		25,000	24,500
Centene Corp.
6.13%, 2/15/2024		11,000	11,439
4.75%, 1/15/2025		5,000	4,962
Community Health Systems, Inc.
5.13%, 8/1/2021		3,000	2,841
6.25%, 3/31/2023		12,000	11,130
8.63%, 1/15/2024(a)		8,000	8,130
8.13%, 6/30/2024(a)		14,000	10,675
Constantin Investissement 3 SASU 5.38%, 4/15/2025(b)	EUR	100,000	110,636
DaVita, Inc.
5.13%, 7/15/2024		33,000	31,762
5.00%, 5/1/2025		50,000	47,000
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		10,000	9,374
Halfmoon Parent, Inc. 3.40%, 9/17/2021(a)		60,000	59,486
HCA, Inc.
5.88%, 3/15/2022		29,000	30,138
5.88%, 5/1/2023		21,000	21,735
5.00%, 3/15/2024		42,000	42,105
5.88%, 2/15/2026		16,000	16,480
5.50%, 6/15/2047		10,000	9,625
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)		20,000	19,925
NVA Holdings, Inc. 6.88%, 4/1/2026(a)		3,000	2,861
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)		14,000	11,550
Tenet Healthcare Corp.
4.50%, 4/1/2021		24,000	23,765
4.38%, 10/1/2021		20,000	19,650
6.75%, 6/15/2023		39,000	38,513
4.63%, 7/15/2024		6,000	5,756
5.13%, 5/1/2025		25,000	23,703
7.00%, 8/1/2025		2,000	1,950
WellCare Health Plans, Inc. 5.25%, 4/1/2025		10,000	9,913

			609,604

Health Care Technology — 0.4%
IQVIA, Inc.
4.88%, 5/15/2023(a)		11,000	10,931
3.25%, 3/15/2025(b)	EUR	100,000	111,508

			122,439

Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC 4.25%, 5/15/2024(a)		8,000	7,570
Boyd Gaming Corp. 6.88%, 5/15/2023		9,000	9,338
Boyne USA, Inc. 7.25%, 5/1/2025(a)		8,000	8,320
Choice Hotels International, Inc. 5.75%, 7/1/2022		31,000	32,057
Cirsa Finance International SARL 6.25%, 12/20/2023(b)	EUR	100,000	114,685
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)		3,000	3,030
Eldorado Resorts, Inc.
6.00%, 4/1/2025		5,000	4,875
6.00%, 9/15/2026(a)		2,000	1,935
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)		10,000	9,550
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(a)		10,000	10,400

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Hotels, Restaurants & Leisure — continued
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		11,000	10,780
International Game Technology plc 4.75%, 2/15/2023(b)	EUR	125,000	150,251
IRB Holding Corp. 6.75%, 2/15/2026(a)		4,000	3,690
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(a)		6,000	5,985
MGM Resorts International
8.63%, 2/1/2019		30,000	30,178
6.00%, 3/15/2023		39,000	39,634
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		6,000	5,617
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)		11,000	10,533
Stars Group Holdings BV 7.00%, 7/15/2026(a)		5,000	4,981
Station Casinos LLC 5.00%, 10/1/2025(a)		5,000	4,569
Wyndham Destinations, Inc.
5.40%, 4/1/2024(g)		7,000	6,837
6.35%, 10/1/2025(g)		3,000	2,962
5.75%, 4/1/2027(g)		5,000	4,613

			482,390

Household Durables — 0.4%
Lennar Corp.
4.50%, 6/15/2019		33,000	33,021
4.88%, 12/15/2023		15,000	14,662
5.88%, 11/15/2024		10,000	10,025
M/I Homes, Inc. 6.75%, 1/15/2021		8,000	7,980
New Home Co., Inc. (The) 7.25%, 4/1/2022		9,000	8,730
Tempur Sealy International, Inc. 5.50%, 6/15/2026		15,000	14,138
Toll Brothers Finance Corp. 4.35%, 2/15/2028		10,000	8,775

			97,331

Household Products — 0.1%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(a)		4,000	3,440
Spectrum Brands, Inc. 6.13%, 12/15/2024		28,000	27,020

			30,460

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
6.00%, 1/15/2022(a)		14,000	14,017
5.25%, 6/1/2026(a)		39,000	36,270
Clearway Energy Operating LLC 5.38%, 8/15/2024		9,000	8,528
NRG Energy, Inc.
6.63%, 1/15/2027		20,000	20,373
5.75%, 1/15/2028		4,000	3,900
Vistra Energy Corp. 5.88%, 6/1/2023		13,000	13,146

			96,234

Industrial Conglomerates — 0.2%
General Electric Co.
4.13%, 10/9/2042		20,000	15,303
4.50%, 3/11/2044		55,000	43,754

			59,057

Insurance — 0.7%
American International Group, Inc. 3.90%, 4/1/2026		130,000	123,403
CNO Financial Group, Inc. 5.25%, 5/30/2025		5,000	4,885
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)		11,000	10,780
MetLife, Inc. 4.72%, 12/15/2044(g)		30,000	29,714
Zurich Finance UK plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.85%), 6.62%, 10/2/2022(b)(c)(d)(e)	GBP	9,000	12,490

			181,272

Interactive Media & Services — 0.1%
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)		25,000	21,187

Internet & Direct Marketing Retail — 0.4%
eDreams ODIGEO SA 5.50%, 9/1/2023(a)	EUR	100,000	107,544

IT Services — 0.9%
Alliance Data Systems Corp.
5.88%, 11/1/2021(a)		14,000	14,175
5.38%, 8/1/2022(a)		30,000	29,850
DXC Technology Co. 1.75%, 1/15/2026	EUR	100,000	107,157
First Data Corp.
7.00%, 12/1/2023(a)		10,000	10,350
5.00%, 1/15/2024(a)		30,000	29,586
5.75%, 1/15/2024(a)		20,000	20,075
Zayo Group LLC
6.38%, 5/15/2025		22,000	21,588
5.75%, 1/15/2027(a)		3,000	2,865

			235,646

Leisure Products — 0.0%(h)
Mattel, Inc.
3.15%, 3/15/2023		3,000	2,550
6.75%, 12/31/2025(a)		2,000	1,885

			4,435

Machinery — 0.1%
Novelis Corp.
6.25%, 8/15/2024(a)		10,000	9,900
5.88%, 9/30/2026(a)		10,000	9,325
Stevens Holding Co., Inc. 6.13%, 10/1/2026(a)		4,000	3,950
Tennant Co. 5.63%, 5/1/2025		3,000	2,906

			26,081

Media — 5.3%
Altice Luxembourg SA 6.25%, 2/15/2025(b)	EUR	200,000	191,936
AMC Networks, Inc. 5.00%, 4/1/2024		21,000	20,186
Cablevision Systems Corp.
8.00%, 4/15/2020		30,000	31,200
5.88%, 9/15/2022		4,000	4,000

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Media — continued
CBS Radio, Inc. 7.25%, 11/1/2024(a)		5,000	4,787
Charter Communications Operating LLC 6.48%, 10/23/2045		30,000	30,016
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020		16,000	15,980
Comcast Corp.
3.95%, 10/15/2025		40,000	39,861
3.40%, 7/15/2046		30,000	24,020
4.70%, 10/15/2048		20,000	19,517
Cox Communications, Inc.
3.35%, 9/15/2026(a)		65,000	59,507
3.50%, 8/15/2027(a)		60,000	55,119
CSC Holdings LLC
6.75%, 11/15/2021		2,000	2,095
5.25%, 6/1/2024		37,000	35,150
DISH DBS Corp.
7.88%, 9/1/2019		14,000	14,367
6.75%, 6/1/2021		31,000	31,504
5.88%, 7/15/2022		14,000	13,352
5.00%, 3/15/2023		9,000	7,875
5.88%, 11/15/2024		7,000	5,968
EW Scripps Co. (The) 5.13%, 5/15/2025(a)		14,000	13,125
Gray Escrow, Inc. 7.00%, 5/15/2027(a)		3,000	3,045
Gray Television, Inc. 5.13%, 10/15/2024(a)		19,000	18,192
iHeartCommunications, Inc. 9.00%, 12/15/2019(f)		25,000	17,875
Nexstar Broadcasting, Inc. 6.13%, 2/15/2022(a)		21,000	21,263
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(b)(c)(d)(e)	EUR	100,000	115,120
Sinclair Television Group, Inc.
5.63%, 8/1/2024(a)		5,000	4,763
5.13%, 2/15/2027(a)		5,000	4,450
Sirius XM Radio, Inc.
5.38%, 7/15/2026(a)		14,000	13,633
5.00%, 8/1/2027(a)		5,000	4,700
Sky plc 2.25%, 11/17/2025(b)	EUR	150,000	179,213
TEGNA, Inc. 5.50%, 9/15/2024(a)		13,000	13,032
Telenet Finance VI Luxembourg SCA 4.88%, 7/15/2027(b)	EUR	90,000	109,051
Unitymedia GmbH 3.75%, 1/15/2027(b)	EUR	100,000	117,291
Univision Communications, Inc. 5.13%, 2/15/2025(a)		24,000	21,891
Videotron Ltd. 5.00%, 7/15/2022		13,000	12,935
Ziggo BV 3.75%, 1/15/2025(b)	EUR	120,000	134,894

			1,410,913

Metals & Mining — 1.3%
AK Steel Corp. 7.00%, 3/15/2027		19,000	15,770
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024(a)		5,000	4,675
Commercial Metals Co. 4.88%, 5/15/2023		10,000	9,575
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(a)		4,000	3,840
5.13%, 5/15/2024(a)		5,000	4,656
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		87,000	82,759
3.88%, 3/15/2023		17,000	15,831
5.45%, 3/15/2043		13,000	10,627
Glencore Funding LLC 4.00%, 3/27/2027(a)		20,000	18,264
Hudbay Minerals, Inc. 7.25%, 1/15/2023(a)		10,000	10,013
Kaiser Aluminum Corp. 5.88%, 5/15/2024		23,000	22,885
Newcrest Finance Pty. Ltd. 5.75%, 11/15/2041(a)		10,000	9,923
Nyrstar Netherlands Holdings BV 6.88%, 3/15/2024(b)	EUR	100,000	48,004
Southern Copper Corp. 6.75%, 4/16/2040		20,000	21,419
Steel Dynamics, Inc. 5.50%, 10/1/2024		17,000	16,958
thyssenkrupp AG 2.50%, 2/25/2025(b)	EUR	30,000	33,194
United States Steel Corp.
6.88%, 8/15/2025		5,000	4,737
6.25%, 3/15/2026		8,000	7,315

			340,445

Multi-Utilities — 0.5%
Consolidated Edison, Inc. Series A, 2.00%, 3/15/2020		30,000	29,418
innogy Finance BV 5.63%, 12/6/2023(b)	GBP	15,000	22,159
NiSource, Inc. 3.49%, 5/15/2027		70,000	65,847
Sempra Energy 3.80%, 2/1/2038		35,000	29,550

			146,974

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp. 3.45%, 7/15/2024		30,000	28,599
Antero Resources Corp. 5.13%, 12/1/2022		24,000	23,520
BP Capital Markets America, Inc. 3.79%, 2/6/2024		50,000	50,056
Buckeye Partners LP 4.35%, 10/15/2024		40,000	39,198
California Resources Corp. 8.00%, 12/15/2022(a)		11,000	8,360
Cenovus Energy, Inc.
4.25%, 4/15/2027		5,000	4,460
6.75%, 11/15/2039		9,000	8,647
5.20%, 9/15/2043		35,000	29,574
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025		10,000	10,300
Cheniere Energy Partners LP 5.63%, 10/1/2026(a)		4,000	3,890

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Chesapeake Energy Corp. 8.00%, 1/15/2025		23,000	22,137
CITGO Petroleum Corp. 6.25%, 8/15/2022(a)		5,000	4,956
Concho Resources, Inc.
3.75%, 10/1/2027		12,000	11,149
4.88%, 10/1/2047		4,000	3,729
DCP Midstream Operating LP 3.88%, 3/15/2023		36,000	34,470
Delek Logistics Partners LP 6.75%, 5/15/2025		5,000	4,912
Enable Midstream Partners LP 4.95%, 5/15/2028		45,000	42,382
Enbridge, Inc. (ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(c)		20,000	17,776
Energy Transfer LP 5.88%, 1/15/2024		21,000	21,656
EnLink Midstream Partners LP
4.40%, 4/1/2024		15,000	14,316
4.85%, 7/15/2026		5,000	4,570
Enterprise Products Operating LLC (ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(c)		7,000	6,017
EP Energy LLC
9.38%, 5/1/2024(a)		16,000	8,800
7.75%, 5/15/2026(a)		12,000	11,550
EQT Corp. 3.00%, 10/1/2022		55,000	52,222
Genesis Energy LP 6.00%, 5/15/2023		14,000	13,090
Gulfport Energy Corp. 6.38%, 1/15/2026		2,000	1,785
Hilcorp Energy I LP
5.00%, 12/1/2024(a)		24,000	21,780
6.25%, 11/1/2028(a)		5,000	4,687
Holly Energy Partners LP 6.00%, 8/1/2024(a)		5,000	4,937
Martin Midstream Partners LP 7.25%, 2/15/2021		8,000	7,760
MEG Energy Corp. 7.00%, 3/31/2024(a)		2,000	1,872
Noble Energy, Inc. 3.85%, 1/15/2028		35,000	31,924
Oasis Petroleum, Inc. 6.88%, 3/15/2022		5,000	4,938
Phillips 66 Partners LP 3.75%, 3/1/2028		35,000	32,294
QEP Resources, Inc.
5.25%, 5/1/2023		20,000	19,050
5.63%, 3/1/2026		2,000	1,828
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(b)(c)	EUR	100,000	114,721
Rockies Express Pipeline LLC 6.00%, 1/15/2019(a)		15,000	15,014
SemGroup Corp. 5.63%, 7/15/2022		11,000	10,505
SM Energy Co. 5.63%, 6/1/2025		10,000	9,200
Summit Midstream Holdings LLC 5.50%, 8/15/2022		10,000	9,700
Sunoco LP
4.88%, 1/15/2023(a)		2,000	1,950
5.50%, 2/15/2026(a)		3,000	2,858
Tallgrass Energy Partners LP 5.50%, 9/15/2024(a)		25,000	25,063
Targa Resources Partners LP
5.13%, 2/1/2025		5,000	4,825
5.00%, 1/15/2028		5,000	4,621
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)		21,000	19,950
6.62%, 6/15/2025(a)(g)		48,000	49,440
5.00%, 1/31/2028(a)		5,000	4,477
TOTAL SA (EUR Swap Annual 5 Year + 1.86%), 2.25%, 2/26/2021(b)(c)(d)(e)	EUR	100,000	113,918
TransCanada PipeLines Ltd. 4.25%, 5/15/2028		30,000	29,172
Ultra Resources, Inc.
6.88%, 4/15/2022‡(a)		11,000	6,710
7.13%, 4/15/2025‡(a)		28,000	15,680
Western Gas Partners LP 4.65%, 7/1/2026		50,000	47,680
Whiting Petroleum Corp.
5.75%, 3/15/2021		8,000	7,900
6.63%, 1/15/2026		6,000	5,775
WPX Energy, Inc. 5.75%, 6/1/2026		2,000	1,920
YPF SA 6.95%, 7/21/2027(b)		30,000	25,388

			1,139,658

Paper & Forest Products — 0.6%
Clearwater Paper Corp. 5.38%, 2/1/2025(a)		7,000	6,370
Fibria Overseas Finance Ltd. 5.50%, 1/17/2027		25,000	25,006
Smurfit Kappa Acquisitions ULC 2.38%, 2/1/2024(b)	EUR	100,000	114,863

			146,239

Personal Products — 0.0%(h)
Revlon Consumer Products Corp. 6.25%, 8/1/2024		8,000	4,700

Pharmaceuticals — 0.8%
Bausch Health Cos., Inc.
6.50%, 3/15/2022(a)		8,000	8,270
5.88%, 5/15/2023(a)		3,000	2,914
7.00%, 3/15/2024(a)		6,000	6,277
5.50%, 11/1/2025(a)		9,000	8,843
9.00%, 12/15/2025(a)		8,000	8,440
Concordia International Corp. 8.00%, 9/6/2024		1,000	963
Elanco Animal Health, Inc. 3.91%, 8/27/2021(a)		20,000	19,987
Endo Finance LLC 5.75%, 1/15/2022(a)		10,000	8,900
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024(b)	EUR	100,000	107,102
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/2026		35,000	28,472
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027(a)		4,000	4,140

			204,308

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Professional Services — 0.4%
AMN Healthcare, Inc. 5.13%, 10/1/2024(a)		12,000	11,490
IHS Markit Ltd. 4.00%, 3/1/2026(a)		6,000	5,629
La Financiere Atalian SASU 4.00%, 5/15/2024(b)	EUR	100,000	93,964

			111,083

Road & Rail — 1.4%
Avis Budget Car Rental LLC 5.25%, 3/15/2025(a)		8,000	7,130
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023(a)		4,000	4,010
5.13%, 10/1/2023(a)		4,000	3,985
DAE Funding LLC
4.50%, 8/1/2022(a)		3,000	2,832
5.00%, 8/1/2024(a)		3,000	2,809
EC Finance plc 2.38%, 11/15/2022(b)	EUR	125,000	138,923
Great Rolling Stock Co. Ltd. (The) 6.88%, 7/27/2035(b)	GBP	38,880	61,630
Hertz Corp. (The) 7.38%, 1/15/2021		5,000	4,945
Loxam SAS 4.25%, 4/15/2024(b)	EUR	100,000	116,153
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022(a)		12,000	12,000
4.50%, 3/15/2023(a)		8,000	7,780

			362,197

Semiconductors & Semiconductor Equipment — 0.0%(h)
Intel Corp. 2.60%, 5/19/2026		7,000	6,473
Versum Materials, Inc. 5.50%, 9/30/2024(a)		4,000	3,950

			10,423

Software — 0.4%
Camelot Finance SA 7.88%, 10/15/2024(a)		6,000	5,925
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(a)		9,000	9,720
Infor Software Parent LLC 7.13% (cash), 5/1/2021(a)(i)		6,000	5,985
Infor US, Inc. 6.50%, 5/15/2022		18,000	17,910
Informatica LLC 7.13%, 7/15/2023(a)		6,000	6,030
Oracle Corp. 3.25%, 11/15/2027		65,000	61,775

			107,345

Specialty Retail — 0.8%
EVOCA SpA 7.00%, 10/15/2023(b)	EUR	100,000	117,956
Home Depot, Inc. (The) 3.90%, 12/6/2028		30,000	30,066
L Brands, Inc. 5.25%, 2/1/2028		6,000	5,293
Party City Holdings, Inc. 6.63%, 8/1/2026(a)		10,000	9,652
PetSmart, Inc.
7.13%, 3/15/2023(a)		13,000	8,710
5.88%, 6/1/2025(a)		4,000	3,060
8.88%, 6/1/2025(a)		5,000	3,388
Sonic Automotive, Inc. 5.00%, 5/15/2023		11,000	10,051
Staples, Inc. 8.50%, 9/15/2025(a)		20,000	17,700

			205,876

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
5.88%, 6/15/2021(a)		3,000	3,042
7.13%, 6/15/2024(a)		3,000	3,144
Diebold Nixdorf, Inc. 8.50%, 4/15/2024		23,000	14,203
EMC Corp. 3.38%, 6/1/2023		25,000	22,606
Western Digital Corp. 4.75%, 2/15/2026		11,000	10,065

			53,060

Textiles, Apparel & Luxury Goods — 0.0%(h)
Hanesbrands, Inc. 4.63%, 5/15/2024(a)		15,000	14,438

Thrifts & Mortgage Finance — 0.3%
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(a)		7,000	6,930
5.25%, 10/1/2025(a)		3,000	2,737
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(a)		3,000	3,030
9.13%, 7/15/2026(a)		4,000	4,048
Nationstar Mortgage LLC 6.50%, 7/1/2021		37,000	36,954
Quicken Loans, Inc. 5.75%, 5/1/2025(a)		21,000	19,897
Radian Group, Inc. 4.50%, 10/1/2024		14,000	13,230

			86,826

Tobacco — 0.5%
Altria Group, Inc. 4.25%, 8/9/2042		50,000	42,950
BAT Capital Corp. 4.39%, 8/15/2037		30,000	25,398
Philip Morris International, Inc. 2.00%, 2/21/2020		70,000	68,912

			137,260

Trading Companies & Distributors — 1.2%
H&E Equipment Services, Inc. 5.63%, 9/1/2025		5,000	4,662
Rexel SA 2.63%, 6/15/2024(b)	EUR	100,000	112,501
United Rentals North America, Inc.
4.63%, 10/15/2025		3,000	2,778
6.50%, 12/15/2026		3,000	3,011
5.50%, 5/15/2027		49,000	46,244
4.88%, 1/15/2028		5,000	4,509
WESCO Distribution, Inc.
5.38%, 12/15/2021		140,000	140,175
5.38%, 6/15/2024		9,000	8,640

			322,520

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Water Utilities — 0.1%
Northumbrian Water Finance plc 6.88%, 2/6/2023(b)	GBP	10,000	15,228

Wireless Telecommunication Services — 2.5%
America Movil SAB de CV Series B, (EUR Swap Annual 5 Year + 4.55%), 6.37%, 9/6/2073(b)(c)	EUR	100,000	127,792
Comunicaciones Celulares SA 6.88%, 2/6/2024(b)		200,000	204,075
Hughes Satellite Systems Corp. 5.25%, 8/1/2026		25,000	23,312
Intelsat Connect Finance SA 9.50%, 2/15/2023(a)		4,000	3,740
Matterhorn Telecom SA 3.88%, 5/1/2022(b)	EUR	100,000	111,042
Sprint Communications, Inc. 9.25%, 4/15/2022		21,000	23,992
Sprint Corp.
7.88%, 9/15/2023		9,000	9,450
7.13%, 6/15/2024		25,000	25,375
7.63%, 2/15/2025		20,000	20,575
7.63%, 3/1/2026		4,000	4,100
T-Mobile US, Inc. 4.50%, 2/1/2026‡		3,000	—
T-Mobile USA, Inc.
4.50%, 2/1/2026		3,000	2,816
4.75%, 2/1/2028		3,000	2,778
4.75%, 2/1/2028‡		3,000	—
Wind Tre SpA 2.63%, 1/20/2023(b)	EUR	100,000	102,738

			661,785

TOTAL CORPORATE BONDS (Cost $17,875,323)			17,020,033

LOAN ASSIGNMENTS — 24.3%(j)
Airlines — 0.4%
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.07%, 6/27/2025(c)		100,000	96,594

Automobiles — 0.2%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.35%, 5/23/2025(c)		43,391	42,839

Chemicals — 1.0%
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.14%, 6/1/2024(c)		97,261	95,559
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.81%, 5/1/2025(c)		34,913	34,520
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 9/6/2024(c)		99,497	97,570
Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 9/23/2024(c)		55,084	54,405

			282,054

Commercial Services & Supplies — 1.1%
Camelot Finance LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 10/3/2023(c)		73,838	72,961
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.82%, 5/24/2024(c)		84,362	83,448
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 5/2/2022(c)		147,508	145,727

			302,136

Communications Equipment — 0.3%
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 2 Month + 4.25%), 6.61%, 12/15/2024(c)		99,749	98,302

Containers & Packaging — 0.8%
Berry Global, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.07%, 1/6/2021(c)		100,000	99,050
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.66%, 4/3/2024(c)		42,463	41,234
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 5/22/2024(c)		29,701	29,348
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.30%, 12/29/2023(c)		37,486	36,716

			206,348

Diversified Consumer Services — 0.6%
Altran Technologies SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 4.59%, 3/20/2025(c)		12,040	11,979
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.69%, 11/14/2022(c)		146,997	143,874

			155,853

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
LOAN ASSIGNMENTS — continued
Diversified Financial Services — 0.4%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.85%, 9/27/2024(c)	40,000	39,625
Telenet Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.56%, 8/15/2026(c)	60,000	58,886

		98,511

Diversified Telecommunication Services — 1.6%
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 1/31/2025(c)	129,250	125,454
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 5/16/2024(c)	96,281	95,379
Intelsat Jackson Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.07%, 11/27/2023(c)	150,000	148,921
Zayo Group LLC, Term B-2 Loan (ICE LIBOR USD 1 Month + 2.25%), 4.59%, 1/19/2024(c)	53,622	53,086

		422,840

Electric Utilities — 0.9%
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 1/30/2024(c)	71,908	69,601
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 1/30/2024(c)	3,862	3,738
Vistra Operations Co. LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 8/4/2023(c)	160,007	157,607

		230,946

Electrical Equipment — 0.7%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 8/1/2025(c)	49,300	49,130
Brookfield WEC Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.09%, 8/3/2026(c)	30,000	30,188
Cortes NP Acquisition Corp., Term B Loan (ICE LIBOR USD 3 Month + 4.00%), 6.71%, 11/30/2023(c)(k)	100,000	96,750

		176,068

Entertainment — 0.7%
AMC Entertainment, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.56%, 12/15/2023(c)	98,250	96,715
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.47%, 11/1/2023(c)	76,805	75,349

		172,064

Food & Staples Retailing — 0.7%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.38%, 12/21/2022(c)	98,503	96,856
(ICE LIBOR USD 3 Month + 3.00%), 5.69%, 6/22/2023(c)	29,849	29,261
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.34%, 12/5/2023(c)	98,250	51,090

		177,207

Food Products — 1.0%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%; ICE LIBOR USD 3 Month Prime + 1.75%), 5.09%, 4/6/2024(c)	56,188	55,190
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 6.03%, 5/23/2025(c)	138,783	134,966
JBS USA LLC, Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.84%, 10/30/2022(c)	78,752	77,621

		267,777

Health Care Equipment & Supplies — 0.5%
Mallinckrodt International Finance, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.14%, 9/24/2024(c)	129,130	123,279

Health Care Providers & Services — 2.3%
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.46%, 6/7/2023(c)	65,000	64,756
Community Health Systems, Inc., Incremental 2021 Term H Loan (ICE LIBOR USD 3 Month + 3.25%), 5.96%, 1/27/2021(c)	43,662	42,576
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 10/10/2025(c)	65,000	62,388
Jaguar Holding Co. II, Ist Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 8/18/2022(c)	97,966	96,307
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.14%, 6/7/2023(c)	161,960	158,755
National Mentor Holdings, Inc., Tranche B Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.39%, 1/31/2021(c)	97,698	97,271

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
LOAN ASSIGNMENTS — continued
Health Care Providers & Services — continued
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 2/6/2024(c)	99,747	92,889

		614,942

Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.59%, 2/16/2024(c)	80,767	79,091
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.39%, 12/1/2023(c)	34,913	34,636
Las Vegas Sands Corp., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.09%, 3/27/2025(c)	99,500	97,873
Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.25%), 4.58%, 10/15/2025(c)	85,000	84,186
Seminole Hard Rock Entertainment, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.15%, 5/14/2020(c)	73,260	72,986
Wyndham Hotels & Resorts, Inc., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.09%, 5/30/2025(c)	35,168	34,790

		403,562

Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.89%, 1/15/2024(c)	146,591	143,680
ExGen Renewables I LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.71%, 11/28/2024(c)	36,776	34,937
Talen Energy Supply LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 11/14/2025(c)(k)	52,885	52,620
Talen Energy Supply, Term Loan B-2 (ICE LIBOR USD 1 Month + 4.00%), 6.34%, 4/15/2024(c)	91,969	91,778

		323,015

Insurance — 0.2%
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.84%, 8/4/2025(c)	9,100	9,267
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 11/3/2024(c)	45,187	44,678

		53,945

IT Services — 0.7%
BMC Software Finance, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.65%, 10/2/2025(c)(k)	50,000	49,312
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.32%, 7/8/2022(c)	70,330	69,267
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.58%, 11/3/2023(c)	78,803	72,006

		190,585

Leisure Products — 0.5%
Delta 2 SARL, 1st Lien Term loan B (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 2/1/2024(c)	131,829	127,182

Media — 2.5%
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.56%, 7/17/2025(c)	137,900	135,556
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.25%, 1/15/2026(c)(k)	84,600	83,014
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.32%, 10/10/2025(c)(k)	11,700	11,622
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.57%, 2/7/2024(c)	47,999	47,447
Red Ventures LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.32%, 11/8/2024(c)	50,000	49,459
(ICE LIBOR USD 1 Month + 3.00%), 5.32%, 11/8/2024(c)	28,613	28,302
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.60%, 1/3/2024(c)	69,550	68,628
Tribune Media Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 1/26/2024(c)	74,724	74,382
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 3/15/2024(c)	56,332	52,420
Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.60%, 8/18/2023(c)	115,236	114,852

		665,682

Oil, Gas & Consumable Fuels — 1.5%
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.07%, 12/31/2022(c)	100,000	100,583

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
LOAN ASSIGNMENTS — continued
Oil, Gas & Consumable Fuels — continued
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.09%, 9/21/2025(c)	22,000	22,055
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.64%, 8/25/2023(c)	187,950	149,734
MEG Energy Corp., 1st Lien Term B Loan (ICE LIBOR USD 1 Month + 3.50%), 5.85%, 12/31/2023(c)	9,250	9,180
Summit Midstream Partners Holdings LLC, Senior Secured Term Loan (ICE LIBOR USD 1 Month + 6.00%), 8.34%, 5/13/2022(c)	19,833	19,784
Terraform Power Operating LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.30%, 11/8/2022(c)	16,873	16,725
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.47%, 4/12/2024(c)	81,400	74,990

		393,051

Personal Products — 0.2%
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 1/26/2024(c)	58,702	58,054

Pharmaceuticals — 1.2%
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 5.50%), 7.82%, 9/6/2024(c)(k)	136,000	131,218
Grifols Worldwide Operations Ltd., Term Loan B (1 Week LIBOR + 2.25%), 4.47%, 1/31/2025(c)	88,650	87,875
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.31%, 6/2/2025(c)	97,500	96,417

		315,510

Semiconductors & Semiconductor Equipment — 0.2%
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.09%, 3/31/2023(c)	47,560	47,025

Software — 0.4%
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.14%, 2/1/2022(c)	107,765	106,168

Technology Hardware, Storage & Peripherals — 0.2%
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.78%, 5/16/2025(c)	50,000	49,688

Textiles, Apparel & Luxury Goods — 0.2%
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.09%, 4/25/2025(c)	58,853	58,220

Wireless Telecommunication Services — 0.6%
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.88%, 2/2/2024(c)(k)	75,000	73,950
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.31%, 3/9/2023(c)	99,500	95,023

		168,973

TOTAL LOAN ASSIGNMENTS (Cost $6,604,635)		6,428,420

CONVERTIBLE BONDS — 2.1%
Auto Components — 0.0%(h)
Horizon Global Corp. 2.75%, 7/1/2022	10,000	6,110

Communications Equipment — 0.1%
Finisar Corp. 0.50%, 12/15/2036	25,000	24,016

Electronic Equipment, Instruments & Components — 0.2%
II-VI, Inc. 0.25%, 9/1/2022	20,000	20,377
Knowles Corp. 3.25%, 11/1/2021	30,000	32,679

		53,056

Energy Equipment & Services — 0.1%
Nabors Industries, Inc. 0.75%, 1/15/2024	20,000	13,300

Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023(a)	30,000	32,029

Health Care Technology — 0.0%(h)
Vocera Communications, Inc. 1.50%, 5/15/2023(a)	5,000	6,683

Hotels, Restaurants & Leisure — 0.1%
Huazhu Group Ltd. 0.38%, 11/1/2022	25,000	24,962

Interactive Media & Services — 0.1%
Zillow Group, Inc. 2.00%, 12/1/2021	20,000	20,273

Internet & Direct Marketing Retail — 0.2%
Ctrip.com International Ltd. 1.00%, 7/1/2020	20,000	18,645

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
CONVERTIBLE BONDS — continued
Internet & Direct Marketing Retail — continued
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047(a)	20,000	19,331

		37,976

Media — 0.4%
DISH Network Corp. 3.38%, 8/15/2026	10,000	8,779
Liberty Interactive LLC
4.00%, 11/15/2029	52,000	35,230
3.75%, 2/15/2030	89,000	59,408

		103,417

Oil, Gas & Consumable Fuels — 0.1%
Oasis Petroleum, Inc. 2.63%, 9/15/2023	15,000	14,422
SM Energy Co. 1.50%, 7/1/2021	20,000	19,478

		33,900

Real Estate Management & Development — 0.0%(h)
Redfin Corp. 1.75%, 7/15/2023	15,000	12,772

Semiconductors & Semiconductor Equipment — 0.4%
Cree, Inc. 0.88%, 9/1/2023(a)	5,000	4,912
Cypress Semiconductor Corp. 4.50%, 1/15/2022	20,000	24,606
MagnaChip Semiconductor SA 5.00%, 3/1/2021	10,000	10,823
ON Semiconductor Corp. 1.00%, 12/1/2020	25,000	29,787
Teradyne, Inc. 1.25%, 12/15/2023	20,000	25,490

		95,618

Software — 0.3%
DocuSign, Inc. 0.50%, 9/15/2023(a)	10,000	9,326
Envestnet, Inc. 1.75%, 12/15/2019	10,000	10,413
FireEye, Inc. 0.88%, 6/1/2024(a)	20,000	22,108
Nuance Communications, Inc. 1.50%, 11/1/2035	20,000	19,623
Nutanix, Inc. Zero Coupon, 1/15/2023(a)	20,000	22,768

		84,238

TOTAL CONVERTIBLE BONDS (Cost $559,306)		548,350

ASSET-BACKED SECURITIES — 0.3%
American Airlines Pass-Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	19,459	18,687
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	13,715	13,100
Series 2016-1, Class B, 3.65%, 1/7/2026	14,358	13,955
Series 2018-1, Class B, 4.60%, 3/1/2026	35,000	35,497

TOTAL ASSET-BACKED SECURITIES (Cost 82,532)		81,239

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bonds 2.75%, 11/15/2047	65,500	58,674
U.S. Treasury Notes 2.75%, 5/31/2023	18,000	17,934

TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,794)		76,608

	Shares
COMMON STOCKS — 0.1%
Aerospace & Defense — 0.0%(h)
Remington Outdoor Co., Inc.*‡	199	1,638

Pharmaceuticals — 0.1%
Concordia International Corp.*	114	2,265
Concordia International private placement*‡	1,204	22,129

		24,394

Software — 0.0%(h)
Avaya Holdings Corp.*	705	10,977

TOTAL COMMON STOCKS (Cost $30,808)		37,009

SHORT - TERM INVESTMENTS — 8.2%
INVESTMENT COMPANIES — 8.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.30%(l)(m)	491,672	491,721
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(l)(m)	1,676,296	1,676,296

TOTAL SHORT - TERM INVESTMENTS (Cost $2,168,020)		2,168,017

Total Investments — 99.7% (Cost $27,400,418)		26,359,676
Other Assets Less Liabilities — 0.3%		70,127

Net Assets — 100.0%		26,429,803

Percentages indicated are based on net assets.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2018.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Defaulted security.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of November 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Credit default swaptions purchased outstanding as of November 30, 2018:

Description	Counterparty	Expiration Date	Exercise Rate	Pay Financing Rate	Receive Floating Rate Index	Implied Credit Spread(%)(1)	Notional Amount	Value ($)
Call Contracts
Buy Protection on 5 Year Credit Default Swap Index, expiring 12/19/2018, European Style	Citibank, NA	12/19/18	0.80%	1.00%	iTraxx Europe Series 30 V1.Dec.2023	0.81%	EUR 4,650,000	12,338
Buy Protection on 5 Year Credit Default Swap Index, expiring 1/16/2019, European Style	Goldman Sachs International	1/16/19	1.05%	5.00%	CDX.NA.HY.31- V1.Dec.2023	3.93%	USD 1,350,000	21,029
Buy Protection on 5 Year Credit Default Swap Index, expiring 1/16/2019, European Style	Goldman Sachs International	1/16/19	3.13%	5.00%	iTraxx Europe Crossover Series 30 V1.Dec.2023	3.28%	EUR 900,000	24,161

Total OTC Swaptions Purchased (Premiums Paid $51,386)								57,528

OTC Credit default swaptions written outstanding as of November 30, 2018:

Description	Counterparty	Expiration Date	Exercise Rate	Pay Financing Rate	Receive Floating Rate Index	Implied Credit Spread(%)(1)	Notional Amount	Value ($)
Put Contracts
Buy Protection on 5 Year Credit Default Swap Index, expiring 12/19/2018, European Style	Citibank, NA	12/19/18	0.90%	1.00%	iTraxx Europe Series 30 V1.Dec.2023	0.81%	EUR 4,650,000	(4,445)
Buy Protection on 5 Year Credit Default Swap Index, expiring 1/16/2019, European Style	Goldman Sachs International	1/16/19	1.03%	5.00%	CDX.NA.HY.31- V1.Dec.2023	3.93%	USD 1,350,000	(7,797)
Buy Protection on 5 Year Credit Default Swap Index, expiring 1/16/2019, European Style	Goldman Sachs International	1/16/19	3.63%	5.00%	iTraxx Europe Crossover Series 30 V1.Dec.2023	3.28%	EUR 900,000	(9,967)

Total OTC Swaptions Written (Premiums Received $26,259)								(22,209)

Abbreviations

CDX	Credit Default Index Swap
EUR	Euro
USD	United States Dollar

(1)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Schatz	2	12/2018	EUR	253,602	66
U.S. Treasury 2 Year Note	16	03/2019	USD	3,376,250	1,592
U.S. Treasury 5 Year Note	12	03/2019	USD	1,356,000	1,858
U.S. Treasury 10 Year Note	3	03/2019	USD	358,547	775
U.S. Treasury 10 Year Ultra Note	4	03/2019	USD	506,438	397
U.S. Treasury Long Bond	2	03/2019	USD	280,187	1,902

					6,590

Short Contracts
Euro-Bobl	(8)	12/2018	EUR	(1,195,226)	(7,810)
Euro-Bund	(1)	12/2018	EUR	(182,879)	(1,340)
Long Gilt	(1)	03/2019	GBP	(156,274)	(408)
U.S. Treasury 10 Year Note	(1)	03/2019	USD	(119,516)	(385)

					(9,943)

					(3,353)

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	8,827	USD	9,985	Barclays Bank plc	12/5/2018	9
EUR	1,685,508	USD	1,903,950	Citibank, NA	12/5/2018	4,357
EUR	12,591	USD	14,246	Goldman Sachs International	12/5/2018	10
EUR	14,270	USD	16,096	Royal Bank of Canada	12/5/2018	61
USD	12,832	EUR	11,239	Australia & New Zealand Banking Group Ltd.	12/5/2018	107
USD	5,093	EUR	4,484	Barclays Bank plc	12/5/2018	16
USD	19,821	EUR	17,369	Citibank, NA	12/5/2018	156
USD	6,357,555	EUR	5,592,863	Goldman Sachs International	12/5/2018	25,399
USD	92,908	EUR	81,483	HSBC Bank, NA	12/5/2018	654
USD	470,769	GBP	369,310	Citibank, NA	12/5/2018	155
EUR	213,313	USD	242,250	Australia & New Zealand Banking Group Ltd.	1/7/2019	111
EUR	6,410	USD	7,258	Goldman Sachs International	1/7/2019	24
USD	4,410,470	EUR	3,879,101	Citibank, NA	1/7/2019	3,121
USD	324,234	GBP	253,281	Royal Bank of Canada	1/7/2019	776

Total unrealized appreciation						34,956

EUR	28,184	USD	32,182	Australia & New Zealand Banking Group Ltd.	12/5/2018	(272)
EUR	14,466	USD	16,490	Barclays Bank plc	12/5/2018	(113)
EUR	14,402	USD	16,389	BNP Paribas	12/5/2018	(83)
EUR	3,879,101	USD	4,395,257	Citibank, NA	12/5/2018	(3,397)
EUR	50,089	USD	57,179	Royal Bank of Canada	12/5/2018	(467)
GBP	113,960	USD	147,180	BNP Paribas	12/5/2018	(1,960)
GBP	2,069	USD	2,657	HSBC Bank, NA	12/5/2018	(21)

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	253,281	USD	323,599	Royal Bank of Canada	12/5/2018	(842)
EUR	10,866	USD	12,396	Goldman Sachs International	1/7/2019	(50)
EUR	6,345	USD	7,235	HSBC Bank, NA	1/7/2019	(26)
USD	1,910,559	EUR	1,685,508	Citibank, NA	1/7/2019	(4,479)

Total unrealized depreciation						(11,710)

Net unrealized appreciation						23,246

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

OTC Credit default swap contracts outstanding - buy protection(1) as of November 30, 2018:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payments Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
British American Tobacco plc, 2.38%, 1/19/2023	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.21	EUR 35,000	(78)	416	338
Rolls-Royce plc, 6.75%, 4/30/2019	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.22	EUR 110,000	(1,364)	2,475	1,111

							(1,442)	2,891	1,449

Baxter International, Inc., 1.70%, 8/15/2021	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.54	USD 225,000	(7,650)	2,355	(5,295)
BMW Finance NV, 0.13%, 1/12/2021	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.79	EUR 110,000	(2,139)	610	(1,529)
BMW Finance NV, 0.13%, 1/12/2021	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.79	EUR 120,000	(2,334)	665	(1,669)
Carrefour SA, 1.75%, 5/22/2019	1.00	Quarterly	Merrill Lynch International	12/20/2023	0.94	EUR 115,000	(1,091)	431	(660)
Honeywell International, Inc., 5.70%, 3/15/2036	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.35	USD 225,000	(7,268)	(83)	(7,351)
HP, Inc., 4.65%, 12/9/2021	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.66	USD 225,000	(5,855)	1,845	(4,010)
Unilever NV, 1.75%, 5/8/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.25	EUR 65,000	(2,650)	(298)	(2,948)
United Parcel Service, Inc., 8.38%, 4/1/2030	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.34	USD 225,000	(7,754)	293	(7,461)
Vodafone Group plc, 1.00%, 9/1/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.98	EUR 65,000	(768)	538	(230)

							(37,509)	6,356	(31,153)

							(38,951)	9,247	(29,704)

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of November 30, 2018:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payments Frequency	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.IG.31-V1	1.00	Quarterly	12/20/2023	0.76	USD 1,950,000	(36,717)	10,941	(25,776)
iTraxx Europe Senior Financials 30.1	1.00	Quarterly	12/20/2023	1.04	EUR 500,000	(6,087)	6,047	(40)

						(42,804)	16,988	(25,816)

OTC Credit default swap contracts outstanding - sell protection(2) as of November 30, 2018:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payments Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Telefonica SA, 2.74%, 5/29/2019	1.00	Quarterly	Merrill Lynch International	12/20/2023	0.98	EUR 50,000	121	61	182

							121	61	182

Centrally Cleared Credit default swap contracts outstanding - sell protection(2) as of November 30, 2018:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payments Frequency	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx Europe 30.1	1.00	Quarterly	12/20/2023	0.81	EUR 97,000	1,736	(473)	1,263

						1,736	(473)	1,263

CDX.NA.IG.31-V1	1.00	Quarterly	12/20/2028	1.21	USD 1,150,000	(5,009)	(11,746)	(16,755)

						(5,009)	(11,746)	(16,755)

						(3,273)	(12,219)	(15,492)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of November 30, 2018:

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value And Unrealized Appreciation (Depreciation) ($)
3 months LIBOR quarterly	2.34 semi-annually	Receive	4/10/2027	USD 450,000	—	22,609
3 months LIBOR quarterly	3.06 semi-annually	Receive	12/31/2020	USD 3,200,000	—	(2,438)

					—	20,171

(a)	Value of floating rate index at November 30, 2018 was as follows:

Floating Rate Index                 Value

3 months LIBOR                     2.74%

Summary of total swap contracts outstanding as of November 30, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	(1,442)	1,449
OTC Credit default swap contracts outstanding - sell protection	121	182

Total OTC swap contracts outstanding	(1,321)	1,631

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(37,509)	(31,153)

Total OTC swap contracts outstanding	(37,509)	(31,153)

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$1,638	$1,638
Pharmaceuticals	2,265	—	22,129	24,394
Other Common Stocks	10,977	—	—	10,977

Total Common Stocks	13,242	—	23,767	37,009

Debt Securities
Asset-Backed Securities	—	81,239	—	81,239
Convertible Bonds
Other Convertible Bonds	—	548,350	—	548,350
Corporate Bonds
Communications Equipment	—	34,728	3	34,731
Oil, Gas & Consumable Fuels	—	1,117,268	22,390	1,139,658
Wireless Telecommunication Services	—	661,785	—	661,785
Other Corporate Bonds	—	15,183,859	—	15,183,859

Total Corporate Bonds	—	16,997,640	22,393	17,020,033

U.S. Treasury Obligations	—	76,608	—	76,608
Loan Assignments
Other Loan Assignments	—	6,428,420	—	6,428,420
Short-Term Investments
Investment Companies	2,168,017	—	—	2,168,017

Total Investments in Securities	$2,181,259	$24,132,257	$46,160	$26,359,676

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$34,956	$—	$34,956
Futures Contracts	6,590	—	—	6,590
Swaptions Purchased	—	57,528	—	57,528
Swaps	—	49,286	—	49,286

Total Appreciation in Other Financial Instruments	$6,590	$141,770	$—	$148,360

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,710)	$—	$(11,710)
Futures Contracts	(9,943)	—	—	(9,943)
Swaptions Written	—	(22,209)	—	(22,209)
Swaps	—	(15,038)	—	(15,038)

Total Depreciation in Other Financial Instruments	$(9,943)	$(48,957)	$—	$(58,900)

There were no transfers among any levels during the period ended November 30, 2018.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate and credit default, to manage credit, interest rate (e.g., duration, yield curve), currency within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”), that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — 89.0%
Aerospace & Defense — 1.6%
Arconic, Inc. 5.90%, 2/1/2027		150,000	144,000
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)		10,000	9,700
KLX, Inc. 5.88%, 12/1/2022 (a)		70,000	72,056
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)		15,000	15,450
Leonardo SpA (Italy) 5.25%, 1/21/2022	EUR	90,000	112,509
Triumph Group, Inc. 7.75%, 8/15/2025		90,000	82,800

			436,515

Air Freight & Logistics — 0.3%
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)		75,000	76,313

Auto Components — 2.8%
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (b)	EUR	150,000	135,849
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)		20,000	19,225
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025 (c)		65,000	60,450
6.25%, 3/15/2026		75,000	68,063
6.50%, 4/1/2027		35,000	31,762
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)		90,000	81,900
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)		135,000	131,287
Delphi Technologies plc 5.00%, 10/1/2025 (a)		105,000	90,956
Kongsberg Actuation Systems BV (Switzerland) 5.00%, 7/15/2025 (a)	EUR	100,000	106,764
Tenneco, Inc.
5.38%, 12/15/2024		35,000	31,062
5.00%, 7/15/2026		25,000	20,125

			777,443

Banks — 0.2%
Citigroup, Inc.
Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019 (d) (e) (f)		20,000	20,150
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (d) (e) (f)		25,000	25,139

			45,289

Building Products — 0.7%
American Woodmark Corp. 4.88%, 3/15/2026 (a)		60,000	54,450
JELD-WEN, Inc.
4.63%, 12/15/2025 (a)		25,000	22,375
4.88%, 12/15/2027 (a)		10,000	8,725
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)		30,000	30,300
Standard Industries, Inc. 4.75%, 1/15/2028 (a)		75,000	65,625

			181,475

Capital Markets — 0.1%
MSCI, Inc. 5.38%, 5/15/2027 (a)		30,000	29,726

Chemicals — 3.4%
Chemours Co. (The) 6.63%, 5/15/2023		55,000	55,825
CTC BondCo GmbH (Germany) 5.25%, 12/15/2025 (a)	EUR	100,000	107,703
Gates Global LLC 6.00%, 7/15/2022 (a)		36,000	35,820
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)		55,000	52,662
Hexion, Inc. 6.63%, 4/15/2020		90,000	74,363
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)		200,000	186,000
Kraton Polymers LLC 5.25%, 5/15/2026 (a)	EUR	100,000	104,108
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)		45,000	41,850
5.25%, 6/1/2027 (a)		20,000	18,325
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)		60,000	55,500
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023		100,000	101,250
5.25%, 12/15/2026		5,000	4,675
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)		65,000	57,363
Venator Finance SARL 5.75%, 7/15/2025 (a)		45,000	36,225

			931,669

Commercial Services & Supplies — 1.5%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)		25,000	23,063
Aramark Services, Inc. 5.00%, 2/1/2028 (a)		75,000	71,250
Blitz F18-674 GmbH (Germany) 6.00%, 7/30/2026 (b)	EUR	100,000	110,449
Paprec Holding SA (France) 4.00%, 3/31/2025 (a)	EUR	100,000	99,330
Verisure Midholding AB (Sweden) 5.75%, 12/1/2023 (b)	EUR	100,000	111,448

			415,540

Communications Equipment — 0.6%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)		160,000	148,208

Containers & Packaging — 2.6%
Ardagh Packaging Finance plc (Ireland)
6.75%, 5/15/2024 (b)	EUR	100,000	119,612
7.25%, 5/15/2024 (a)		200,000	202,000

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Containers & Packaging — continued
Horizon Parent Holdings SARL (France) 8.25% (cash), 2/15/2022 (b) (g)	EUR	100,000	115,360
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020		96,911	96,789
(ICE LIBOR USD 3 Month + 3.50%), 5.94%, 7/15/2021 (a) (e)		50,000	50,370
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	100,000	113,710

			697,841

Distributors — 0.1%
Core & Main LP 6.13%, 8/15/2025 (a)		20,000	18,250

Diversified Consumer Services — 0.4%
Service Corp. International 7.50%, 4/1/2027		100,000	108,750

Diversified Financial Services — 0.9%
ProGroup AG (Germany) 3.00%, 3/31/2026 (a)	EUR	100,000	112,154
Refinitiv US Holdings, Inc. 6.25%, 5/15/2026 (a)		20,000	19,737
Worldpay Finance plc (United Kingdom) 3.75%, 11/15/2022 (b)	EUR	100,000	120,795

			252,686

Diversified Telecommunication Services — 8.9%
Altice France SA (France)
5.63%, 5/15/2024 (b)	EUR	100,000	115,191
7.38%, 5/1/2026 (a)		200,000	192,000
CCO Holdings LLC
5.88%, 4/1/2024 (a)		240,000	242,100
5.75%, 2/15/2026 (a)		465,000	465,005
5.50%, 5/1/2026 (a)		40,000	38,950
5.13%, 5/1/2027 (a)		35,000	33,162
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024		20,000	20,525
5.63%, 4/1/2025		155,000	144,925
DKT Finance ApS (Denmark) 7.00%, 6/17/2023 (b)	EUR	100,000	120,421
Frontier Communications Corp.
7.13%, 1/15/2023		100,000	64,500
8.50%, 4/1/2026 (a)		35,000	31,765
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023		145,000	127,962
8.00%, 2/15/2024 (a)		100,000	104,630
8.50%, 10/15/2024 (a)		100,000	99,010
9.75%, 7/15/2025 (a)		75,000	77,438
Sprint Capital Corp. 8.75%, 3/15/2032		245,000	266,131
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033		25,000	22,250
Telecom Italia SpA (Italy) 3.63%, 5/25/2026 (b)	EUR	100,000	110,493
Windstream Services LLC 10.50%, 6/30/2024 (a)		10,000	8,200
9.00%, 6/30/2025 (a)		199,000	145,270

			2,429,928

Electric Utilities — 0.4%
EDP—Energias de Portugal SA (Portugal) (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075 (b) (e)	EUR	100,000	120,003

Electrical Equipment — 0.6%
Energizer Gamma Acquisition, Inc. 6.38%, 7/15/2026 (a)		25,000	23,562
Sensata Technologies BV 4.88%, 10/15/2023 (a)		135,000	132,300

			155,862

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 6.00%, 12/1/2025 (a)		30,000	30,000

Energy Equipment & Services — 1.4%
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026 (a)		35,000	29,050
Nabors Industries, Inc. 5.75%, 2/1/2025		60,000	48,936
Precision Drilling Corp. (Canada)
7.75%, 12/15/2023		35,000	34,650
7.13%, 1/15/2026 (a)		30,000	27,825
Saipem Finance International BV (Italy) 2.75%, 4/5/2022 (b)	EUR	100,000	110,719
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)		30,000	29,250
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)		13,000	12,675
Transocean, Inc.
7.25%, 11/1/2025 (a)		35,000	32,375
7.50%, 1/15/2026 (a)		30,000	27,900
Weatherford International Ltd. 9.88%, 2/15/2024		30,000	20,100

			373,480

Entertainment — 0.6%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025		45,000	40,725
Ascend Learning LLC 6.88%, 8/1/2025 (a)		20,000	19,400
Netflix, Inc.
4.88%, 4/15/2028		55,000	50,738
5.88%, 11/15/2028 (a)		62,000	61,380

			172,243

Equity Real Estate Investment Trusts (REITs) — 2.7%
CoreCivic, Inc. 4.63%, 5/1/2023		75,000	69,469
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)		100,000	95,625
GEO Group, Inc. (The)
5.13%, 4/1/2023		125,000	112,812
5.88%, 10/15/2024		20,000	18,000
GLP Capital LP 5.25%, 6/1/2025		45,000	44,708

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Equity Real Estate Investment Trusts (REITs) — continued
5.75%, 6/1/2028		45,000	44,892
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024		100,000	100,985
4.50%, 1/15/2028		10,000	8,825
RHP Hotel Properties LP 5.00%, 4/15/2021		50,000	49,500
Uniti Group LP
6.00%, 4/15/2023 (a)		100,000	95,250
8.25%, 10/15/2023		30,000	27,787
7.13%, 12/15/2024 (a)		15,000	13,275
VICI Properties 1 LLC 8.00%, 10/15/2023		53,880	58,595

			739,723

Food & Staples Retailing — 1.7%
Albertsons Cos. LLC 5.75%, 3/15/2025		40,000	35,700
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025 (b)	GBP	100,000	110,924
Picard Bondco SA (Luxembourg) 5.50%, 11/30/2024 (a)	EUR	122,000	125,208
Rite Aid Corp. 6.13%, 4/1/2023 (a)		110,000	94,600
Tesco Corporate Treasury Services plc (United Kingdom) 2.50%, 7/1/2024 (b)	EUR	100,000	116,545

			482,977

Food Products — 1.3%
Nomad Foods Bondco plc (United Kingdom) 3.25%, 5/15/2024 (b)	EUR	100,000	112,653
Post Holdings, Inc.
5.50%, 3/1/2025 (a)		60,000	57,225
5.75%, 3/1/2027 (a)		10,000	9,375
5.63%, 1/15/2028 (a)		25,000	23,187
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (b)	EUR	100,000	101,246
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)		50,000	49,438

			353,124

Gas Utilities — 0.1%
AmeriGas Partners LP 5.50%, 5/20/2025		30,000	27,787

Health Care Equipment & Supplies — 1.5%
Avantor, Inc. 6.00%, 10/1/2024 (a)		70,000	69,387
DJO Finance LLC 8.13%, 6/15/2021 (a)		140,000	145,075
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (a)		90,000	87,750
Hologic, Inc. 4.38%, 10/15/2025 (a)		35,000	33,250
Mallinckrodt International Finance SA 5.63%, 10/15/2023 (a)		100,000	85,875

			421,337

Health Care Providers & Services — 7.0%
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)		70,000	58,100
Community Health Systems, Inc. 8.63%, 1/15/2024 (a)		35,000	35,569
Constantin Investissement 3 SASU (France) 5.38%, 4/15/2025 (b)	EUR	100,000	110,636
DaVita, Inc.
5.13%, 7/15/2024		20,000	19,250
5.00%, 5/1/2025		100,000	94,000
Encompass Health Corp. 5.75%, 11/1/2024		100,000	100,125
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)		80,000	74,992
HCA, Inc.
5.38%, 2/1/2025		530,000	533,312
5.88%, 2/15/2026		220,000	226,600
5.25%, 6/15/2026		5,000	5,031
5.38%, 9/1/2026		65,000	64,350
5.63%, 9/1/2028		30,000	29,513
Syneos Health, Inc. 7.50%, 10/1/2024 (a)		31,000	32,550
Tenet Healthcare Corp.
7.50%, 1/1/2022 (a)		25,000	25,937
8.13%, 4/1/2022		115,000	119,169
6.75%, 6/15/2023 (c)		200,000	197,500
4.63%, 7/15/2024		170,000	163,100
7.00%, 8/1/2025		20,000	19,500

			1,909,234

Health Care Technology — 0.2%
IQVIA, Inc. 4.88%, 5/15/2023 (a)		50,000	49,688

Hotels, Restaurants & Leisure — 4.2%
Boyd Gaming Corp. 6.00%, 8/15/2026		35,000	33,862
Boyne USA, Inc. 7.25%, 5/1/2025 (a)		15,000	15,600
Cirsa Finance International SARL (Spain) 6.25%, 12/20/2023 (b)	EUR	100,000	114,685
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)		45,000	42,637
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026 (a)		54,000	52,920
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		10,000	9,988
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		20,000	19,300
4.88%, 4/1/2027		30,000	28,613
Jack Ohio Finance LLC 6.75%, 11/15/2021(a)		80,000	82,000
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)		60,000	59,850
MGM Resorts International
6.00%, 3/15/2023		50,000	50,812
5.75%, 6/15/2025		50,000	49,188
4.63%, 9/1/2026 (c)		390,000	354,413
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)		95,000	94,525
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)		25,000	24,906

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Hotels, Restaurants & Leisure — continued
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)		120,000	114,300

			1,147,599

Household Durables — 0.4%
Tempur Sealy International, Inc. 5.63%, 10/15/2023		120,000	117,900

Household Products — 1.4%
Central Garden & Pet Co.
6.13%, 11/15/2023		100,000	101,540
5.13%, 2/1/2028		40,000	36,200
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)		50,000	45,906
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023 (a)		50,000	43,000
Spectrum Brands Holdings, Inc. 7.75%, 1/15/2022		100,000	102,000
Spectrum Brands, Inc. 5.75%, 7/15/2025		60,000	56,775

			385,421

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp. 5.25%, 6/1/2026 (a)		25,000	23,250
Vistra Energy Corp. 5.88%, 6/1/2023		80,000	80,900

			104,150

IT Services — 2.1%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)		60,000	60,075
First Data Corp.
5.38%, 8/15/2023 (a)		10,000	10,063
5.75%, 1/15/2024 (a)		295,000	296,106
Gartner, Inc. 5.13%, 4/1/2025 (a)		25,000	24,656
GCI LLC 6.88%, 4/15/2025		95,000	94,762
Zayo Group LLC 6.38%, 5/15/2025		100,000	98,125

			583,787

Leisure Products — 0.8%
Mattel, Inc. 6.75%, 12/31/2025 (a)		105,000	98,962
Vista Outdoor, Inc. 5.88%, 10/1/2023		125,000	118,438

			217,400

Machinery — 1.9%
EnPro Industries, Inc. 5.75%, 10/15/2026 (a)		38,000	37,240
Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)		55,000	46,750
Mueller Water Products, Inc. 5.50%, 6/15/2026 (a)		20,000	19,800
Novelis Corp. 5.88%, 9/30/2026 (a)		100,000	93,250
RBS Global, Inc. 4.88%, 12/15/2025 (a)		20,000	18,975
SPX FLOW, Inc.
5.63%, 8/15/2024 (a)		45,000	43,481
5.88%, 8/15/2026 (a)		15,000	14,325
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)		25,000	24,688
Terex Corp. 5.63%, 2/1/2025 (a)		65,000	59,819
TriMas Corp. 4.88%, 10/15/2025 (a)		30,000	28,125
Wabash National Corp. 5.50%, 10/1/2025 (a)		35,000	31,150
Welbilt, Inc. 9.50%, 2/15/2024		100,000	107,375

			524,978

Media — 9.5%
Altice Luxembourg SA (Luxembourg)
7.25%, 5/15/2022 (b)	EUR	110,000	120,479
7.75%, 5/15/2022 (a) (c)		200,000	190,500
AMC Networks, Inc. 5.00%, 4/1/2024		55,000	52,869
CBS Radio, Inc. 7.25%, 11/1/2024 (a)		50,000	47,875
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020		190,000	189,762
Series B, 6.50%, 11/15/2022		305,000	309,667
DISH DBS Corp.
5.88%, 7/15/2022		115,000	109,681
5.00%, 3/15/2023		60,000	52,500
5.88%, 11/15/2024		465,000	396,412
7.75%, 7/1/2026		60,000	53,213
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)		45,000	45,675
Meredith Corp. 6.88%, 2/1/2026 (a)		35,000	35,787
SES SA (Luxembourg) (EUR Swap Annual 5 Year + 5.40%), 5.63%, 1/29/2024 (b) (d) (e) (f)	EUR	100,000	117,261
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)		100,000	95,250
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (a)		175,000	179,156
5.38%, 4/15/2025 (a)		120,000	118,200
5.00%, 8/1/2027 (a)		10,000	9,400
Telenet Finance VI Luxembourg SCA (Luxembourg) 4.88%, 7/15/2027 (b)	EUR	90,000	109,051
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)		200,000	199,500
5.13%, 4/15/2027 (a)		25,000	23,688
Ziggo Bond Co. BV (Netherlands) 4.63%, 1/15/2025 (b)	EUR	125,000	137,529

			2,593,455

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.
3.88%, 3/15/2023		120,000	111,750
4.55%, 11/14/2024		40,000	37,150

			148,900

Multiline Retail — 0.3%
Neiman Marcus Group Ltd. LLC 8.75% (cash), 10/15/2021 (a) (g)		142,780	69,619

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — 8.3%
Andeavor Logistics LP 5.25%, 1/15/2025		20,000	20,310
Antero Midstream Partners LP 5.38%, 9/15/2024		100,000	97,520
Blue Racer Midstream LLC
6.13%, 11/15/2022 (a)		80,000	79,200
6.63%, 7/15/2026 (a)		25,000	24,625
Carrizo Oil & Gas, Inc. 8.25%, 7/15/2025		15,000	15,262
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025		35,000	36,050
5.13%, 6/30/2027		30,000	29,062
Chesapeake Energy Corp.
8.00%, 1/15/2025		95,000	91,437
7.50%, 10/1/2026		65,000	60,288
8.00%, 6/15/2027 (c)		50,000	47,500
Covey Park Energy LLC 7.50%, 5/15/2025 (a)		55,000	51,700
DCP Midstream Operating LP 5.38%, 7/15/2025		16,000	16,020
Denbury Resources, Inc. 9.25%, 3/31/2022 (a)		48,000	47,880
Diamondback Energy, Inc. 5.38%, 5/31/2025		20,000	19,775
EnLink Midstream Partners LP
4.40%, 4/1/2024		40,000	38,177
4.85%, 7/15/2026		20,000	18,279
EP Energy LLC
9.38%, 5/1/2024 (a)		115,000	63,250
8.00%, 11/29/2024 (a)		30,000	26,100
8.00%, 2/15/2025 (a)		15,000	7,500
7.75%, 5/15/2026 (a)		140,000	134,750
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)		5,000	3,900
Gulfport Energy Corp.
6.63%, 5/1/2023		25,000	24,313
6.00%, 10/15/2024		15,000	13,725
6.38%, 5/15/2025		10,000	9,075
6.38%, 1/15/2026		10,000	8,925
Halcon Resources Corp. 6.75%, 2/15/2025		65,000	49,888
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)		20,000	19,400
Jagged Peak Energy LLC 5.88%, 5/1/2026 (a)		20,000	19,000
MEG Energy Corp. (Canada)
7.00%, 3/31/2024 (a)		170,000	159,162
6.50%, 1/15/2025 (a)		45,000	45,900
Newfield Exploration Co. 5.38%, 1/1/2026		60,000	59,775
NGPL PipeCo LLC
4.38%, 8/15/2022 (a)		35,000	34,475
4.88%, 8/15/2027 (a)		10,000	9,550
Oasis Petroleum, Inc.
6.88%, 1/15/2023		140,000	137,900
6.25%, 5/1/2026 (a)		40,000	37,000
Parsley Energy LLC
5.38%, 1/15/2025 (a)		20,000	19,150
5.25%, 8/15/2025 (a)		30,000	28,350
5.63%, 10/15/2027 (a)		20,000	19,000
SM Energy Co. 6.63%, 1/15/2027 (c)		28,000	26,740
Southwestern Energy Co.
4.10%, 3/15/2022		30,000	28,875
6.20%, 1/23/2025 (h)		75,000	71,906
7.50%, 4/1/2026		20,000	20,150
7.75%, 10/1/2027		20,000	20,224
Summit Midstream Holdings LLC 5.75%, 4/15/2025		25,000	23,625
Sunoco LP
4.88%, 1/15/2023 (a)		10,000	9,750
5.50%, 2/15/2026 (a)		15,000	14,288
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)		60,000	58,950
Targa Resources Partners LP
4.25%, 11/15/2023		100,000	94,875
5.88%, 4/15/2026 (a)		35,000	34,825
5.00%, 1/15/2028		30,000	27,726
Whiting Petroleum Corp.
5.75%, 3/15/2021		85,000	83,937
6.63%, 1/15/2026		15,000	14,438
WildHorse Resource Development Corp. 6.88%, 2/1/2025		65,000	63,375
WPX Energy, Inc.
6.00%, 1/15/2022		15,000	15,056
8.25%, 8/1/2023		15,000	16,388
5.75%, 6/1/2026		21,000	20,160

			2,268,461

Personal Products — 0.5%
Coty, Inc. 6.50%, 4/15/2026 (a)		70,000	61,600
High Ridge Brands Co. 8.88%, 3/15/2025 (a)		50,000	22,250
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)		45,000	44,578

			128,428

Pharmaceuticals — 4.9%
Bausch Health Cos., Inc.
4.50%, 5/15/2023 (b)	EUR	435,000	482,614
7.00%, 3/15/2024 (a)		45,000	47,081
6.13%, 4/15/2025 (a)		595,000	558,526
5.50%, 11/1/2025 (a)		25,000	24,563
9.00%, 12/15/2025 (a)		55,000	58,025
Elanco Animal Health, Inc.
4.27%, 8/28/2023 (a)		20,000	19,856
4.90%, 8/28/2028 (a)		20,000	20,129
Nidda BondCo GmbH (Germany) 5.00%, 9/30/2025 (b)	EUR	100,000	101,427
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)		26,000	26,910

			1,339,131

Professional Services — 0.3%
La Financiere Atalian SASU (France) 5.13%, 5/15/2025 (a)	EUR	100,000	96,512

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Road & Rail — 2.2%
Avis Budget Car Rental LLC 6.38%, 4/1/2024 (a) (c)		175,000	170,765
EC Finance plc (United Kingdom) 2.38%, 11/15/2022 (b)	EUR	100,000	111,138
Herc Rentals, Inc. 7.75%, 6/1/2024 (a)		85,000	89,830
Hertz Corp. (The)
7.63%, 6/1/2022 (a)		70,000	68,950
6.25%, 10/15/2022		25,000	21,937
5.50%, 10/15/2024 (a)		195,000	154,538

			617,158

Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 6.38%, 10/1/2022		100,000	100,498
Entegris, Inc. 4.63%, 2/10/2026 (a)		45,000	41,643

			142,141

Software — 1.4%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)		41,000	40,693
Fair Isaac Corp. 5.25%, 5/15/2026 (a)		21,000	20,711
Infor US, Inc. 6.50%, 5/15/2022		260,000	258,700
Informatica LLC 7.13%, 7/15/2023 (a)		70,000	70,350

			390,454

Specialty Retail — 1.2%
EVOCA SpA (Italy) 7.00%, 10/15/2023 (b)	EUR	100,000	117,956
PetSmart, Inc.
7.13%, 3/15/2023 (a)		90,000	60,300
5.88%, 6/1/2025 (a)		60,000	45,900
8.88%, 6/1/2025 (a)		35,000	23,713
Staples, Inc. 8.50%, 9/15/2025 (a)		100,000	88,500

			336,369

Trading Companies & Distributors — 1.5%
Rexel SA (France) 2.63%, 6/15/2024 (b)	EUR	100,000	112,501
United Rentals North America, Inc.
6.50%, 12/15/2026		60,000	60,225
5.50%, 5/15/2027		170,000	160,437
4.88%, 1/15/2028		75,000	67,641

			400,804

Wireless Telecommunication Services — 5.0%
Crystal Almond SARL (Greece) 10.00%, 11/1/2021 (b)	EUR	80,000	95,761
Sprint Corp.
7.13%, 6/15/2024		15,000	15,225
7.63%, 2/15/2025 (c)		680,000	699,550
7.63%, 3/1/2026		15,000	15,375
Telefonica Europe BV (Spain) (EUR Swap Annual 8 Year + 2.97%), 3.88%, 9/22/2026 (b) (d) (e) (f)	EUR	100,000	102,809
T-Mobile USA, Inc.
6.50%, 1/15/2024		95,000	97,850
6.50%, 1/15/2024‡		95,000	—
6.50%, 1/15/2026		160,000	166,000
6.50%, 1/15/2026‡		160,000	—
4.75%, 2/1/2028		105,000	97,235
4.75%, 2/1/2028‡		25,000	—
United States Cellular Corp. 6.70%, 12/15/2033		80,000	80,191

			1,369,996

TOTAL CORPORATE BONDS (Cost $25,418,207)			24,367,754

LOAN ASSIGNMENTS — 4.7% (i)
Chemicals — 0.3%
Starfruit US Holdco, 1st Lien Senior Secured Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.55%, 10/1/2025 (e) (j)		100,000	98,500

Communications Equipment — 0.2%
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 7/2/2025 (e)		65,000	63,863

Containers & Packaging — 0.4%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.66%, 4/3/2024 (e)		108,625	105,482

Health Care Providers & Services — 0.9%
AirMedical Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.56%, 3/14/2025 (e)		104,213	101,021
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 10/10/2025 (e)		140,000	134,375

			235,396

Hotels, Restaurants & Leisure — 0.3%
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.14%, 9/18/2024 (e)		93,030	89,728

Household Products — 0.1%
Kronos Acquisition Intermediate Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 4.00%), 6.34%, 5/15/2023 (e)		30,000	28,581

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
LOAN ASSIGNMENTS — continued
Leisure Products — 0.5%
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.06%, 2/14/2025 (e)	134,325	133,318

Machinery — 0.6%
Accudyne Industries LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 8/18/2024 (e)	67,080	66,018
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 3/28/2025 (e)	109,450	102,594

		168,612

Media — 0.4%
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 1 Month + 6.75%), 9.05%, 1/30/2019 (e)	150,000	106,521

Multiline Retail — 0.4%
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/25/2020 (e)	112,925	97,712

Oil, Gas & Consumable Fuels — 0.0% (k)
MEG Energy Corp., 1st Lien Term B Loan (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.85%, 12/31/2023 (e)	9,250	9,181

Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.59%, 4/18/2024 (e)	59,511	58,395

Specialty Retail — 0.4%
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.54%, 9/12/2024 (e)	108,900	107,017

TOTAL LOAN ASSIGNMENTS (Cost $1,355,177)		1,302,306

CONVERTIBLE BONDS — 2.1%
Communications Equipment — 0.3%
Finisar Corp. 0.50%, 12/15/2036	100,000	96,062

Electronic Equipment, Instruments & Components — 0.4%
II-VI, Inc. 0.25%, 9/1/2022	100,000	101,884

Entertainment — 0.4%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (a)	100,000	106,763

Media — 0.1%
DISH Network Corp. 3.38%, 8/15/2026	40,000	35,116

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp. 5.50%, 9/15/2026 (h)	10,000	8,655

Semiconductors & Semiconductor Equipment — 0.8%
Cypress Semiconductor Corp. 2.00%, 2/1/2023	100,000	96,300
ON Semiconductor Corp. 1.00%, 12/1/2020	100,000	119,149

		215,449

TOTAL CONVERTIBLE BONDS (Cost $554,049)		563,929

	Shares
COMMON STOCKS — 0.8%
Equity Real Estate Investment Trusts (REITs) — 0.7%
VICI Properties, Inc.	8,395	182,759

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.* (c)	4,948	42,157

TOTAL COMMON STOCKS (Cost $190,641)		224,916

SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(l) (m) (Cost $684,999)	684,999	684,999

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 6.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.16%(l)(m)(Cost $1,675,405)	1,675,405	1,675,405

Total Investments — 105.2% (Cost $29,878,478)		28,819,309
Liabilities in Excess of Other Assets — (5.2%)		(1,426,378)

Net Assets — 100.0%		27,392,931

Percentages indicated are based on net assets.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security or a portion of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $1,638,144.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2018.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of November 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	Amount rounds to less than 0.1% of net assets.
(l)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(4)	03/2019	USD	(478,063)	(1,993)
U.S. Treasury 5 Year Note	(6)	03/2019	USD	(678,000)	(1,700)

					(3,693)

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	19,844	USD	22,447	Barclays Bank plc	12/5/2018	19
EUR	1,209,901	USD	1,366,705	Citibank, NA	12/5/2018	3,128
EUR	15,761	USD	17,832	Goldman Sachs International	12/5/2018	13
EUR	8,261	USD	9,325	TD Bank Financial Group	12/5/2018	29
USD	184,396	EUR	162,225	Australia & New Zealand Banking Group Ltd.	12/5/2018	727
USD	7,856	EUR	6,839	Barclays Bank plc	12/5/2018	113
USD	43,041	EUR	37,717	Citibank, NA	12/5/2018	339
USD	10,766	EUR	9,411	Goldman Sachs International	12/5/2018	111
USD	11,650	EUR	10,204	Royal Bank of Canada	12/5/2018	98
USD	4,519,508	EUR	3,976,545	State Street Corp.	12/5/2018	17,323
USD	119,194	GBP	93,506	Citibank, NA	12/5/2018	39
EUR	9,804	USD	11,102	Goldman Sachs International	1/7/2019	37
USD	3,165,953	EUR	2,784,522	Citibank, NA	1/7/2019	2,240
USD	119,700	GBP	93,506	Royal Bank of Canada	1/7/2019	286

Total unrealized appreciation						24,502

EUR	165,145	USD	188,873	Australia & New Zealand Banking Group Ltd.	12/5/2018	(1,899)
EUR	13,898	USD	15,859	Barclays Bank plc	12/5/2018	(124)
EUR	2,784,522	USD	3,155,032	Citibank, NA	12/5/2018	(2,438)
EUR	57,955	USD	66,161	Royal Bank of Canada	12/5/2018	(545)
GBP	93,506	USD	119,466	Royal Bank of Canada	12/5/2018	(311)
USD	81,837	EUR	72,347	Citibank, NA	12/5/2018	(72)
EUR	8,109	USD	9,246	HSBC Bank, NA	1/7/2019	(33)
USD	1,371,449	EUR	1,209,901	Citibank, NA	1/7/2019	(3,215)

Total unrealized depreciation						(8,637)

Net unrealized appreciation						15,865

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Other Common Stocks	$224,916	$—	$—		$224,916
Debt Securities
Convertible Bonds	—	563,929	—		563,929
Corporate Bonds
Wireless Telecommunication Services	—	1,369,996	—	(a)	1,369,996
Other Corporate Bonds	—	22,997,758	—		22,997,758

Total Corporate Bonds	—	24,367,754	—	(a)	24,367,754

Loan Assignments
Other Loan Assignments	—	1,302,306	—		1,302,306

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Short-Term Investments
Investment Companies	684,999	—	—		684,999
Investments of cash collateral from securities loaned	1,675,405	—	—		1,675,405

Total Investments in Securities	$2,585,320	$26,233,989	$—	(a)	$28,819,309

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$24,502	$—		$24,502

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,637)	$—		$(8,637)
Futures Contracts	(3,693)	—	—		(3,693)

Total Depreciation in Other Financial Instruments	$(3,693)	$(8,637)	$—		$(12,330)

(a)	Value is zero.

There were no significant transfers among any levels during the period ended November 30, 2018.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 77.8%
Alabama — 0.5%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series B, Rev., VRDO, LOC: Societe Generale, 1.76%, 12/7/2018(b)(c)	3,785	3,785

California — 1.8%
City and County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments Series H-2, Rev., VRDO, LOC: Bank of China, 1.70%, 12/7/2018(b)	10,000	10,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-26, Rev., VRDO, LOC: Royal Bank of Canada, 1.84%, 12/3/2018(b)(c)	5,000	5,000

		15,000

Colorado — 2.2%
Colorado Health Facilities Authority, SCL Health System Series A, Rev., VRDO, 1.73%, 12/7/2018(b)	13,035	13,035
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 1.79%, 12/7/2018(b)(c)	4,925	4,925

		17,960

Connecticut — 0.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series B, Subseries B-4, Rev., VRDO, 1.66%, 12/7/2018(b)	7,265	7,265

District of Columbia — 0.7%
District of Columbia Rev., VRDO, LOC: Bank of America NA, 1.70%, 12/7/2018(b)	1,200	1,200
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0610, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	4,365	4,365

		5,565

Florida — 0.7%
Tender Option Bond Trust Receipts/Certificates Series 2018-G-41, Rev., VRDO, LOC: Royal Bank of Canada, 1.89%, 12/7/2018(b)	5,665	5,665

Illinois — 3.0%
Illinois Finance Authority, Northwestern Memorial Hospital Series A-2, Rev., VRDO, 1.70%, 12/3/2018(b)	15,390	15,390
Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.69%, 12/7/2018(b)	930	930
Illinois Finance Authority, Youth Hostels Project Rev., VRDO, LOC: BMO Harris Bank NA, 1.71%, 12/7/2018(b)	2,830	2,830
Joliet Regional Port District Rev., VRDO, 1.71%, 12/3/2018(b)	5,830	5,830

		24,980

Indiana — 0.7%
Indiana Finance Authority, Parkview Health System, Inc. Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.71%, 12/3/2018(b)	5,750	5,750

Iowa — 0.8%
Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Rev., VRDO, 1.75%, 12/7/2018(b)	5,185	5,185
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 1.72%, 12/7/2018(b)(c)	1,200	1,200

		6,385

Maine — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2018-ZF2749, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	2,630	2,630

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Maryland — 3.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-28, Rev., VRDO, LOC: Royal Bank of Canada, 1.89%, 12/7/2018(b)(c)	7,615	7,615
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, 1.72%, 12/7/2018(b)	5,000	5,000
Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	1,460	1,460
Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	3,350	3,350
Series 2018-XG0177, Rev., VRDO, LIQ: Barclays Bank plc, 1.73%, 12/7/2018(b)(c)	3,750	3,750
Series 2018-G-42, Rev., VRDO, LOC: Royal Bank of Canada, 1.89%, 12/7/2018(b)	5,000	5,000

		26,175

Massachusetts — 1.2%
Massachusetts Bay Transportation Authority, General Transportation System Series A-2, Rev., VRDO, 1.72%, 12/7/2018(b)	10,000	10,000

Michigan — 3.2%
Michigan Finance Authority, CHE Trinity Health Credit Group Series 2013MI-1, Rev., VRDO, 1.75%, 3/1/2019(b)	18,000	18,000
Michigan State Housing Development Authority, Single-Family Mortgage Series D, Rev., VRDO, 1.68%, 12/7/2018(b)	4,555	4,555
Rib Floater Trust Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.73%, 12/7/2018(b)(c)	4,000	4,000

		26,555

Minnesota — 3.0%
City of Rochester, Health Care Facilities, Mayo Clinic
Series A, Rev., VRDO, 1.66%, 12/7/2018(b)	10,000	10,000
Series B, Rev., VRDO, 1.66%, 12/7/2018(b)	15,000	15,000

		25,000

Mississippi — 3.9%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series C, Rev., VRDO, 1.64%, 12/3/2018(b)	5,390	5,390
Series A, Rev., VRDO, 1.71%, 12/3/2018(b)	6,025	6,025
Series G, Rev., VRDO, 1.71%, 12/3/2018(b)	1,140	1,140
Series H, Rev., VRDO, 1.72%, 12/3/2018(b)	20,000	20,000

		32,555

Missouri — 10.3%
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series F, Rev., VRDO, 1.74%, 12/3/2018(b)	40,000	40,000
Missouri Development Finance Board, Cultural Facilities, Kauffman Center For The Performing Arts Project Series A, Rev., VRDO, 1.72%, 12/3/2018(b)	26,000	26,000
Missouri Development Finance Board, Cultural Facilities, The Nelson Gallery Foundation Series A, Rev., VRDO, 1.70%, 12/3/2018(b)	14,520	14,520
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 1.74%, 12/7/2018(b)	5,000	5,000

		85,520

Nevada — 1.4%
City of Reno, Hospital, Renown Regional Medical Center Project Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.69%, 12/7/2018(b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XF0612, GO, VRDO, 1.72%, 12/7/2018(b)	6,840	6,840

		11,840

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New Jersey — 0.6%
Rib Floater Trust Series 2018-019, Rev., VRDO, LOC: Barclays Bank plc, 1.72%, 12/7/2018(b)(c)	5,000	5,000

New York — 10.5%
City of New York, Fiscal Year 2013 Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America NA, 1.73%, 12/3/2018(b)	14,225	14,225
City of New York, Fiscal Year 2014 Subseries D-4, GO, VRDO, LOC: TD Bank NA, 1.70%, 12/3/2018(b)	4,250	4,250
Metropolitan Transportation Authority Rev., 4.00%, 2/15/2019	5,000	5,021
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, 1.71%, 12/3/2018(b)	10,000	10,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019 Rev., VRDO, 1.73%, 12/7/2018(b)	10,000	10,000
New York City Transitional Finance Authority, Future Tax Secured Subseries C-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.70%, 12/7/2018(b)	10,675	10,675
New York State Housing Finance Agency, Manhattan West Residential Housing
Series A, Rev., VRDO, LOC: Bank of China, 1.76%, 12/3/2018(b)	2,500	2,500
Series A, Rev., VRDO, LOC: Bank of China, 1.77%, 12/7/2018(b)	650	650
Tender Option Bond Trust Receipts/Certificates
Series 2015-ZF0264, Rev., VRDO, LIQ: TD Bank NA, 1.71%, 12/7/2018(b)(c)	6,265	6,265
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.71%, 12/7/2018(b)(c)	4,000	4,000
Series 2018-XF2757, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.71%, 12/7/2018(b)(c)	3,000	3,000
Series 2016-XF2344, Rev., VRDO, LIQ: Citibank NA, 1.72%, 12/7/2018(b)(c)	3,500	3,500
Series 2018-XF2529, Rev., VRDO, LIQ: Citibank NA, 1.72%, 12/7/2018(b)(c)	2,625	2,625
Triborough Bridge and Tunnel Authority Subseries B-4C, Rev., VRDO, LOC: U.S. Bank NA, 1.71%, 12/3/2018(b)	11,000	11,000

		87,711

North Carolina — 0.9%
North Carolina Medical Care Commission, Moses Cone Health System Series A, Rev., VRDO, 1.66%, 12/7/2018(b)	5,260	5,260
University of North Carolina, University Hospital at Chapel Hill Series B, Rev., VRDO, 1.69%, 12/3/2018(b)	2,450	2,450

		7,710

Ohio — 4.0%
County of Allen, Hospital Facilities, Catholic Healthcare Partners Series C, Rev., VRDO, LOC: MUFG Union Bank NA, 1.71%, 12/3/2018(b)	6,050	6,050
County of Franklin, Trinity Health Credit Group Rev., 1.80%, 2/1/2019(b)	7,500	7,501
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series B-4, Rev., VRDO, 1.73%, 12/3/2018(b)	11,100	11,100
Ohio State University (The), General Receipts Series E, Rev., VRDO, 1.72%, 12/7/2018(b)	2,600	2,600
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF0670, Rev., VRDO, LIQ: Bank of America NA, 1.72%, 12/7/2018(b)(c)	2,000	2,000
Series 2018-XF2613-1, Rev., VRDO, LIQ: Citibank NA, 1.77%, 12/7/2018(b)(c)	4,000	4,000

		33,251

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Oregon — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZM0637, Rev., VRDO, LIQ: Royal Bank of Canada, 1.72%, 12/7/2018(b)(c)	2,500	2,500
Series 2018-ZM0637, Rev., VRDO, 1.72%, 12/7/2018(b)	1,500	1,500

		4,000

Pennsylvania — 4.0%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Rev., VRDO, 1.71%, 12/3/2018(b)	23,670	23,670
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0201, Rev., VRDO, GTD , LIQ: Barclays Bank plc, 1.73%, 12/7/2018(b)(c)	10,000	10,000

		33,670

Rhode Island — 1.7%
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF2712, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Bank, 1.73%, 12/7/2018(b)(c)	3,700	3,700
Series 2018-ZM0631, Rev., VRDO, 1.74%, 12/7/2018(b)	6,035	6,035
Series 2018-ZM0632, Rev., VRDO, 1.74%, 12/7/2018(b)	4,050	4,050

		13,785

Texas — 10.5%
City of Houston, Combined Utility System, First Lien Series B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.72%, 12/7/2018(b)	17,250	17,250
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series A-2, Rev., VRDO, 1.70%, 12/3/2018(b)	1,170	1,170
Subseries A-3, Rev., VRDO, 1.70%, 12/3/2018(b)	300	300
State of Texas, Veterans Bonds Series A, GO, VRDO, 1.75%, 12/7/2018(b)	19,420	19,420
Tarrant County Cultural Education Facilities Finance Corp. Series C-2, Rev., VRDO, LOC: Bank of New York Mellon, 1.72%, 12/7/2018(b)	3,200	3,200
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series A, Rev., VRDO, LOC: TD Bank NA, 1.70%, 12/3/2018(b)	13,190	13,190
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012-B, Rev., VRDO, 1.70%, 12/7/2018(b)	150	150
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 1.72%, 12/7/2018(b)(c)	4,000	4,000
Series 2018-XF0648, GO, VRDO, PSF-GTD, LIQ: TD Bank NA, 1.72%, 12/7/2018(b)(c)	3,745	3,745
Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	3,840	3,840
Series 2018-ZF2721, GO, VRDO, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	3,335	3,335
Texas Transportation Commission, State Highway Fund, First Tier Series B1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.72%, 12/7/2018(b)	18,090	18,090

		87,690

Utah — 0.4%
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.73%, 12/7/2018(b)(c)	3,425	3,425

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Virginia — 1.9%
Albermarle County Economic Development Authority, Virginia Hospital Facilities, Sentara Martha Jefferson Hospital Series A, Rev., VRDO, 1.68%, 12/3/2018(b)	115	115
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 1.72%, 12/7/2018(b)(c)	8,500	8,500
Series 2018-ZF2713, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.72%, 12/7/2018(b)(c)	7,500	7,500

		16,115

Washington — 0.0%(d)
Washington State Housing Finance Commission Rev., VRDO, LOC: Wells Fargo Bank NA, 1.69%, 12/7/2018(b)	320	320

Wisconsin — 4.3%
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2634, Rev., VRDO, 1.74%, 12/7/2018(b)	2,000	2,000
Series 2018-XG0174, Rev., VRDO, LIQ: Bank of America NA, 1.74%, 12/7/2018(b)(c)	4,000	4,000
Wisconsin Health and Educational Facilities Authority, Medical College Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.70%, 12/3/2018(b)	29,650	29,650

		35,650

Wyoming — 0.8%
County of Uinta Rev., VRDO, 1.71%, 12/3/2018(b)	6,825	6,825

TOTAL MUNICIPAL BONDS (Cost $647,782)		647,782

	Shares (000)
VARIABLE RATE DEMAND PREFERRED SHARES — 1.8%
Other — 1.8%
Nuveen AMT-Free Quality Municipal Income Fund Series 4, LIQ: Barclays Bank plc, 1.78%, 12/7/2018 #(c)(Cost $15,000)	15,000	15,000

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 22.3%
COMMERCIAL PAPER — 22.3%
City of Garland 1.84%, 2/13/2019	1,500	1,500
City of Garland, Electric Utility System 1.78%, 1/7/2019	11,000	11,000
City of Rochester, Health Care Facilities 1.82%, 2/5/2019	10,000	10,001
County of Harris
1.71%, 12/6/2018	6,045	6,045
1.71%, 12/6/2018	650	650
County of Hillsborough
1.74%, 1/3/2019	6,138	6,138
1.80%, 1/24/2019	5,500	5,500
County of York SC, National Rural Utilities Cooperative Finance Corp., Pollution Control
1.75%, 12/3/2018	14,250	14,250
1.75%, 12/3/2018	12,500	12,500
Dallas Area Rapid Transit, Senior Lien 1.73%, 12/4/2018	10,000	10,000
District of Columbia 1.83%, 12/4/2018	5,000	5,000
Indiana State Finance Authority 1.76%, 1/3/2019	7,000	7,000
Las Vegas Valley Water District 1.74%, 12/4/2018	15,000	15,000
Omaha Public Power District 1.72%, 12/10/2018	10,000	10,000
Southwestern Illinois Development Authority, Health Facilities 1.82%, 2/4/2019	10,000	10,000
State of California Department of Water Resources
1.73%, 12/11/2018	3,419	3,419
1.81%, 1/17/2019	4,230	4,230
State of Texas, Public Finance Authority 1.80%, 1/17/2019	10,000	10,000
State of Wisconsin 1.81%, 2/4/2019	9,415	9,415
University of Massachusetts Building Authority 1.80%, 2/5/2019	7,000	7,000
University of Michigan 1.80%, 2/5/2019	10,000	10,000

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
University of Minnesota 1.78%, 2/1/2019	8,000	8,000
University of Texas System
1.73%, 12/17/2018	4,539	4,539
1.80%, 1/18/2019	5,000	5,000

TOTAL COMMERCIAL PAPER (Cost $186,186)		186,187

TOTAL SHORT-TERM INVESTMENTS (Cost $186,186)		186,187

Total Investments — 101.9% (Cost $848,968)		848,969
Liabilities in Excess of Other Assets — (1.9%)		(15,992)

Net Assets — 100.0%		832,977

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2018.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of November 30, 2018.

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Institutional Tax Free Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$848,969	$—	$848,969

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 8.1%
HSBC Securities USA, Inc., 2.30%, dated 11/30/2018, due 12/3/2018, repurchase price $12,002, collateralized by Asset-Backed Securities, 5.05% - 5.88%, due 9/25/2023 - 7/15/2024, with a value of $13,203.	12,000	12,000
HSBC Securities USA, Inc., 2.45%, dated 11/30/2018, due 12/3/2018, repurchase price $49,010, collateralized by Corporate Bonds, 2.00% - 12.00%, due 3/1/2021 - 9/15/2039, with a value of $52,931.	49,000	49,000
Societe Generale SA, 2.42%, dated 11/30/2018, due 12/3/2018, repurchase price $60,012, collateralized by Corporate Bonds, 2.63% - 10.63%, due 5/1/2020 - 6/5/2115, Corporate Notes, 0.00% - 6.72%, due 2/22/2019 - 11/20/2048, and Sovereign Government Securities, 3.00% - 11.88%, due 10/14/2019 - 2/17/2045, with a value of $63,705.	60,000	60,000

TOTAL REPURCHASE AGREEMENTS (Cost $121,000)		121,000

Investments
SHORT-TERM INVESTMENTS — 92.0%
COMMERCIAL PAPER — 46.8%
Alpine Securitization Ltd. (Switzerland) 2.57%, 2/15/2019(b)(c)	700	696
Autobahn Funding Co. LLC 2.22%, 12/3/2018(b)(c)	30,000	29,994
Bank of China Ltd. (China)
2.78%, 2/4/2019(c)	8,000	7,961
2.96%, 3/1/2019(b)(c)	17,000	16,876
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.11%), 2.50%, 12/27/2018(b)(d)	1,000	999
Barclays Bank plc (United Kingdom) 2.19%, 12/3/2018(c)	62,000	61,989
Barton Capital LLC 2.39%, 12/19/2018(b)(c)	700	699
CAFCO LLC 2.23%, 12/3/2018(c)	25,900	25,895
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.33%), 2.65%, 12/3/2018(b)(d)	13,000	13,004
Cedar Springs Public Schools 2.25%, 12/3/2018(c)	62,000	61,988
Charta LLC
2.23%, 12/3/2018(c)	2,558	2,558
2.68%, 2/13/2019(c)	15,000	14,916
China Construction Bank Corp. (China) 2.19%, 12/3/2018(c)	37,000	36,993
Commonwealth Bank of Australia (Australia) (ICE LIBOR USD 1 Month + 0.21%), 2.52%, 12/16/2018(b)(d)	1,000	999
Concord Minutemen Capital Co. LLC 2.25%, 12/3/2018(b)(c)	8,000	7,999
DBS Bank Ltd. (Singapore) (ICE LIBOR USD 1 Month + 0.14%),
2.44%, 12/22/2018(b)(d)	500	500
2.47%, 1/17/2019(b)(c)	750	748
DCAT LLC 2.27%, 12/6/2018(c)	12,000	11,996
DZ Bank AG (Germany) 2.19%, 12/3/2018(c)	32,000	31,994
Erste Abwicklungsanstalt (Germany) 2.60%, 2/1/2019(b)(c)	1,800	1,792
Fairway Finance Co. LLC 2.65%, 2/8/2019(b)(c)	1,000	995
Federation des Caisses Desjardins du Quebec (Canada)
2.42%, 1/4/2019(b)(c)	17,500	17,460
2.61%, 2/4/2019(b)(c)	2,185	2,175
3.05%, 8/9/2019(b)(c)	6,000	5,875
First Abu Dhabi Bank PJSC (United Arab Emirates) 2.69%, 2/4/2019(b)(c)	2,000	1,990
Gotham Funding Corp. 2.19%, 12/3/2018(c)	43,000	42,992
ING US Funding LLC (Netherlands) (ICE LIBOR USD 1 Month + 0.34%), 2.65%, 12/13/2018(d)	30,000	30,000
Intercontinental Exchange, Inc. 2.25%, 12/4/2018(c)	12,000	11,998
Landesbank Baden-Wuerttemberg (Germany) 2.27%, 12/4/2018(c)	10,775	10,772
LMA-Americas LLC
2.65%, 4/1/2019(c)	750	743
2.94%, 5/9/2019(c)	10,000	9,872

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
Macquarie Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.30%),
2.64%, 12/28/2018(b)(d)	15,000	14,999
2.70%, 2/7/2019(b)(c)	10,000	9,949
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.49%, 1/7/2019(b)(c)	645	643
MUFG Bank Ltd. (Japan) 2.80%, 4/9/2019(c)	18,000	17,819
Nationwide Building Society (United Kingdom)
2.67%, 2/7/2019(b)(c)	9,000	8,955
2.76%, 2/26/2019(b)(c)	16,000	15,891
Nieuw Amsterdam Receivables Corp.
2.53%, 2/8/2019(b)(c)	500	497
2.72%, 3/1/2019(b)(c)	350	348
Sinopec Century Bright Capital Investment Ltd. (China) 2.33%, 12/4/2018(b)(c)	25,000	24,994
Starbird Funding Corp.
2.22%, 12/3/2018(c)	20,000	19,996
2.94%, 5/9/2019(b)(c)	10,000	9,872
Sumitomo Mitsui Trust Bank Ltd. (Japan)
2.72%, 2/19/2019(b)(c)	8,000	7,953
2.81%, 3/11/2019(b)(c)	17,000	16,870
Suncorp-Metway Ltd. (Australia) 2.62%, 3/18/2019(b)(c)	700	694
Thunder Bay Funding LLC 2.59%, 3/22/2019(b)(c)	500	496
United Overseas Bank Ltd. (Singapore)
2.91%, 5/17/2019(b)(c)	28,000	27,634
2.91%, 5/21/2019(c)	9,000	8,879
2.95%, 5/28/2019(b)(c)	12,000	11,832
Westpac Banking Corp. (Australia) (ICE LIBOR USD 1 Month + 0.32%), 2.63%, 12/10/2018(b)(d)	36,000	35,990

TOTAL COMMERCIAL PAPER (Cost $699,802)		699,779

TIME DEPOSITS — 26.4%
Credit Agricole Corporate and Investment Bank 2.19%, 12/3/2018	55,000	55,000
Erste Group Bank AG 2.20%, 12/3/2018	60,000	60,000
First Abu Dhabi Bank PJSC 2.19%, 12/3/2018	58,000	58,000
Mizuho Bank Ltd. 2.23%, 12/3/2018	52,000	52,000
National Australia Bank Ltd. (Australia) 2.21%, 12/3/2018	50,000	50,000
Skandinaviska Enskilda Banken AB 2.18%, 12/3/2018	56,959	56,959
Swedbank AB 2.19%, 12/3/2018	62,000	62,000

TOTAL TIME DEPOSITS (Cost $393,959)		393,959

CERTIFICATES OF DEPOSIT — 16.8%
Banco Del Estado De Chile (Chile) 2.40%, 12/28/2018	750	750
Bank of Montreal (Canada) 2.63%, 2/5/2019	13,000	13,001
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 1 Month + 0.34%), 2.65%, 12/6/2018(d)	13,500	13,500
Chiba Bank Ltd.
2.72%, 2/5/2019	7,000	7,000
2.78%, 2/19/2019	12,000	12,000
China Construction Bank Corp. (China)
2.50%, 12/20/2018	500	500
2.80%, 2/12/2019	6,000	6,001
2.93%, 3/1/2019	18,500	18,501
Cooperatieve Rabobank UA (Netherlands) (ICE LIBOR USD 3 Month + 0.07%), 2.42%, 12/21/2018(d)	1,000	1,000
Credit Industriel et Commercial (United Kingdom) 2.80%, 3/1/2019(c)	12,000	11,924
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.07%), 2.46%, 12/31/2018(d)	1,000	1,000
Industrial & Commercial Bank of China Ltd. (China)
2.50%, 12/21/2018	500	500
2.85%, 2/22/2019	20,000	20,000
2.93%, 3/1/2019	4,500	4,500
Mizuho Bank Ltd. (Japan) (ICE LIBOR USD 1 Month + 0.19%),
2.53%, 12/28/2018(d)	500	500
2.76%, 3/6/2019	8,000	7,999
Natixis SA (France) (ICE LIBOR USD 3 Month + 0.18%), 2.85%, 3/6/2019(d)	12,000	12,000
Shizuoka Bank Ltd. (The) (Japan) 2.70%, 2/11/2019	11,500	11,501

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CERTIFICATES OF DEPOSIT — continued
Standard Chartered Bank (United Kingdom)
(ICE LIBOR USD 1 Month + 0.35%), 2.67%, 12/10/2018(d)	14,000	14,000
(ICE LIBOR USD 1 Month + 0.20%), 2.51%, 12/24/2018(d)	500	500
Sumitomo Mitsui Banking Corp. (Japan)
2.73%, 3/1/2019	1,250	1,250
2.76%, 3/6/2019	8,500	8,501
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.30%), 2.60%, 12/19/2018(d)	39,000	38,993
(ICE LIBOR USD 3 Month + 0.07%), 2.46%, 12/28/2018(d)	1,000	999
Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 3 Month + 0.12%), 2.51%, 12/27/2018(d)	1,000	999
Wells Fargo Bank NA (SOFRRATE + 0.35%), 2.59%, 12/3/2018(d)	750	749
(ICE LIBOR USD 1 Month + 0.36%), 2.68%, 12/6/2018(d)	16,500	16,500
(ICE LIBOR USD 1 Month + 0.37%), 2.68%, 12/17/2018(d)	27,000	27,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $251,667)		251,668

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bills
2.20%, 12/11/2018(c)	15,000	14,993
2.20%, 12/18/2018(c)	15,000	14,986

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,975)		29,979

TOTAL SHORT-TERM INVESTMENTS (COST $1,375,403)		1,375,385

Total Investments — 100.1% (Cost $1,496,403)		1,496,385

Liabilities in Excess of Other Assets — (0.1%)		(1,289)

Net Assets — 100.0%		1,495,096

Percentages indicated are based on net assets.

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFRRATE	SOFR Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	The rate shown is the effective yield as of November 30, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, the Institutional Tax Free Money Market Fund and the Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,496,385	$—	$1,496,385

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.9% (a)
Alabama — 1.7%
Education — 0.0% (b)
Alabama Public School and College Authority, Capital Improvement Series B, Rev., 5.00%, 1/1/2021	20	21
Hoover City Board of Education 4.00%, 2/15/2020	80	82

		103

Housing — 0.1%
Alabama Housing Finance Authority Multi-Family Housing, Summit Ridge Apartments Project Series D, Rev., FHA, 1.35%, 7/1/2019 (c)	2,890	2,873

Utility — 1.6%
Black Belt Energy Gas District, Gas Prepay Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%, 12.00% Cap), 2.31%, 12/6/2018 (d)	30,000	29,294
Black Belt Energy Gas District, Gas Supply Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	11,450	11,811
Southeast Alabama Gas District, Project No.1 Series A, Rev., 5.00%, 4/1/2020	1,000	1,031
Southeast Alabama Gas Supply District (The), Project No. 2
Series A, Rev., 4.00%, 6/1/2019	830	836
Series A, Rev., 4.00%, 6/1/2020	1,000	1,019

		43,991

Total Alabama		46,967

Alaska — 0.0% (b)
General Obligation — 0.0% (b)
Borough of North Slope Series A, GO, 5.50%, 6/30/2019	25	25

Arizona — 0.8%
Certificate of Participation/Lease — 0.1%
Arizona State University
Series 2018A, COP, 5.00%, 6/1/2019	1,450	1,471
Series 2018A, COP, 5.00%, 6/1/2020	1,000	1,043

		2,514

Education — 0.0% (b)
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Rev., 5.00%, 7/1/2023	140	152
Rev., 5.00%, 7/1/2024	200	219

		371

General Obligation — 0.2%
Maricopa County School District No. 66, Roosevelt Elementary
GO, 5.00%, 7/1/2020	1,450	1,511
GO, 5.00%, 7/1/2021	1,520	1,620
Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement Bonds
Series 2017-A, GO, 5.00%, 7/1/2020	1,025	1,068
Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,226
Maricopa County Union High School District No. 201, School Improvement GO, 3.00%, 7/1/2019	275	276

		5,701

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Coconino County Pollution Control Corp., Nevada Power Company Projects Series B, Rev., 1.60%, 5/21/2020 (c)	1,100	1,086

Other Revenue — 0.0% (b)
City of Phoenix Civic Improvement Corp. Series A, Rev., 5.00%, 7/1/2019	1,000	1,018
Gilbert Public Facilities Municipal Property Corp., Revenue Refunding Bonds Rev., 4.00%, 7/1/2019	20	20

		1,038

Transportation — 0.4%
Arizona Department of Transportation State Highway Fund Series A, Rev., 5.00%, 7/1/2020	400	418
Arizona Transportation Board, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2020	8,565	8,972

		9,390

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utility — 0.0% (b)
Salt River Project Agricultural Improvement and Power District, Electric System
Series B, Rev., 4.00%, 12/1/2018	25	25
Series A, Rev., 5.00%, 12/1/2018	20	20

		45

Water & Sewer — 0.0% (b)
Arizona Water Infrastructure Finance Authority, Water Quality Rev., 4.00%, 10/1/2020 (e)	540	558

Total Arizona		20,703

Arkansas — 0.2%
Education — 0.1%
Arkansas Technical University, Athletic Enterprises Series A, Rev., 3.00%, 6/1/2019	120	120
Arkansas Technical University, Student Fee Series A, Rev., 3.00%, 6/1/2019	200	201
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Rev., 5.00%, 11/1/2021	330	357

		678

General Obligation — 0.0% (b)
City of Fayetteville, Library Improvement GO, 3.00%, 1/1/2020	200	202
City of Little Rock GO, 4.00%, 3/1/2019	20	20

		222

Housing — 0.0% (b)
Arkansas Technical University, Housing System Series A, Rev., 3.00%, 6/1/2019	225	226

Other Revenue — 0.1%
Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	508
Arkansas Development Finance Authority, Department of Community Correction Project
Rev., 3.00%, 11/1/2019	510	515
Rev., 5.00%, 11/1/2021	310	334
Rev., 5.00%, 11/1/2022	410	452
City of Little Rock Rev., 3.00%, 10/1/2019	500	505

		2,314

Water & Sewer — 0.0% (b)
Northwest Arkansas Conservation Authority, Wastewater
Rev., 3.00%, 3/1/2019	220	221
Rev., 3.00%, 3/1/2020	280	283

		504

Total Arkansas		3,944

California — 3.1%
Education — 1.1%
California Educational Facilities Authority, Art Center College of Design
Series A, Rev., 5.00%, 12/1/2018	100	100
Series A, Rev., 5.00%, 12/1/2019	125	128
Series A, Rev., 5.00%, 12/1/2020	180	190
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2019	550	563
Rev., 5.00%, 10/1/2020	325	341
Rev., 5.00%, 10/1/2021	250	268
California School Finance Authority, Green Dot Public School Projects
Series 2018-A, Rev., 5.00%, 8/1/2020 (f)	50	52
Series 2018-A, Rev., 5.00%, 8/1/2021 (f)	50	53
Series 2018-A, Rev., 5.00%, 8/1/2022 (f)	85	91
San Diego Unified School District Series A, Rev., TRAN, 4.00%, 6/28/2019	27,000	27,331

		29,117

General Obligation — 0.0% (b)
Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022	250	232

Hospital — 0.0% (b)
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2020	100	104
Pioneers Memorial Healthcare District
Rev., 3.00%, 10/1/2019	255	255
Rev., 3.00%, 10/1/2020	265	265

		624

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 1.2%
California Infrastructure and Economic Development Bank, California Academy of Sciences Rev., (ICE LIBOR USD 1 Month + 0.38%, 9.00% Cap), 2.02%, 12/6/2018 (d)	17,010	16,932
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Rev., (ICE LIBOR USD 1 Month + 0.20%, 8.00% Cap), 1.84%, 1/2/2019(d)	10,970	10,996
Series A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 2.29%, 1/2/2019(d)	1,000	1,011
California Statewide Communities Development Authority, Front Porch Communities and Services Rev., 5.00%, 4/1/2020	75	78
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.89%, 12/6/2018(c)(f)	2,500	2,500

		31,517

Prerefunded — 0.1%
Pittsburg Unified School District Financing Authority Rev., AGM, 5.50%, 9/1/2021(e)	3,000	3,292

Transportation — 0.0% (b)
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series C, Rev., 1.88%, 4/1/2019(c)	650	650

Utility — 0.2%
California Infrastructure and Economic Development Bank, Pacific Gas and Electric Co. Series G, Rev., 1.05%, 12/1/2018	6,900	6,900

Water & Sewer — 0.5%
California State Department of Water Resources, Central Valley Project Water System Series AU, Rev., (SIFMA Municipal Swap Index Yield + 0.22%, 8.00% Cap), 1.91%, 12/6/2018(d)	12,000	12,048
Stockton Public Financing Authority, Green Bonds
Series A, Rev., 5.00%, 10/1/2019	580	594
Series A, Rev., 5.00%, 10/1/2020	500	526
Series A, Rev., 5.00%, 10/1/2021	450	485

		13,653

Total California		85,985

Colorado — 1.1%
Certificate of Participation/Lease — 0.1%
Denver Health and Hospital Authority, 550 Acoma, Inc.
COP, 5.00%, 12/1/2020	110	115
COP, 5.00%, 12/1/2021	220	235
COP, 5.00%, 12/1/2022	295	320

		670

Education — 0.6%
University of Colorado Hospital Authority Series 2017B-2, Rev., VRDO, 1.61%, 12/6/2018 (c)	17,370	17,370

General Obligation — 0.1%
Adams 12 Five Star Schools GO, 5.00%, 12/15/2018	120	120
Castle Oaks Metropolitan District GO, 5.00%, 12/1/2018	420	420
City of Aurora, Sterling Hills West Metropolitan District
GO, 5.00%, 12/1/2018	100	100
GO, 5.00%, 12/1/2019	110	113
GO, 5.00%, 12/1/2020	100	104
Denver City and County School District No. 1 Series B, GO, 4.00%, 12/1/2019 (e)	255	260
Douglas County School District No. Re-1, Douglas and Elbert Counties Series B, GO, 5.00%, 12/15/2018	20	20
Interlocken Metropolitan District
Series A-1, GO, AGM, 5.00%, 12/1/2019	150	154
Series A-1, GO, AGM, 5.00%, 12/1/2020	175	184
Mesa County Valley, School District No. 51, Grand Junction GO, 4.00%, 12/1/2018	20	20
Pueblo County School District No. 70 GO, NATL-RE, 5.00%, 12/1/2018	25	25

		1,520

Hospital — 0.1%
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021	395	412
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 3.00%, 9/1/2019	310	312
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Series A, Rev., 3.88%, 1/1/2019	50	50
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — continued
Rev., 5.00%, 6/1/2019	200	203
Rev., 5.00%, 6/1/2020	400	415
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,600	1,576
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020 (c)	380	385

		3,353

Housing — 0.2%
Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project Rev., 1.50%, 11/1/2019 (c)	5,000	4,969

Other Revenue — 0.0% (b)
City of Grand Junction Rev., 5.00%, 3/1/2021	35	37

Prerefunded — 0.0% (b)
Rio Blanco County School District No. Re-1 GO, 5.00%, 12/1/2018 (e)	20	20

Transportation — 0.0% (b)
E-470 Public Highway Authority, Senior LIBOR Index Series A, Rev., (ICE LIBOR USD 1 Month + 0.90%), 2.47%, 12/6/2018 (d)	500	500

Utility — 0.0% (b)
Colorado Water Resources and Power Development Authority, Clean Water Series A, Rev., 5.00%, 3/1/2020	200	208

Water & Sewer — 0.0% (b)
City of Boulder, Water and Sewer Revenue Series 2012, Rev., 5.00%, 12/1/2018	100	100
Town of Milliken, Water Revenue
Rev., 3.00%, 12/1/2018	100	100
Rev., 3.00%, 12/1/2020	195	198

		398

Total Colorado		29,045

Connecticut — 2.7%
Education — 0.2%
State of Connecticut Health And Educational Facilities Authority Revenue Bonds, Yale University Issue Series B-1, Rev., 5.00%, 7/1/2020 (c)	4,000	4,196
State of Connecticut, Health and Educational Facility Authority
Rev., 5.00%, 7/1/2021	665	704
Rev., 5.00%, 7/1/2022	675	728
State of Connecticut, Health and Educational Facility Authority, Ascension Health Credit Group Series B, Rev., 1.65%, 3/1/2019 (c)	435	435

		6,063

General Obligation — 2.2%
City of Hartford Series B, GO, 4.00%, 4/1/2020 (e)	115	118
City of New Haven Series A, GO, 5.25%, 8/1/2019	750	760
City of Waterbury
Series B, GO, 3.00%, 9/1/2019	325	327
Series A, GO, 3.00%, 11/15/2019	485	489
State of Connecticut
Series C, GO, VRDO, 1.78%, 12/6/2018 (c)	5,235	5,235
Series E, GO, 5.00%, 9/1/2019	150	153
Series F, GO, 5.00%, 11/15/2019	11,575	11,867
Series C, GO, 5.00%, 12/1/2020	475	488
Series G, GO, 5.00%, 11/1/2021	200	214
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1047, GO, VRDO, LIQ: Barclays Bank plc, 1.75%, 12/6/2018 (c) (f)	6,945	6,945
Series 2018-YX1095, GO, VRDO, LIQ: Barclays Bank plc, 1.75%, 12/6/2018 (c) (f)	4,500	4,500
Town of Greenwich GO, BAN, 2.00%, 1/18/2019	29,390	29,399
Town of Southington GO, 4.00%, 1/15/2019	40	40

		60,535

Hospital — 0.0% (b)
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2021	1,000	1,070

Housing — 0.1%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, Rev., GNMA/FNMA/FHLMC, 2.15%, 11/15/2019 (c)	3,350	3,347

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2017-YX1077, Rev., VRDO, LIQ: Barclays Bank plc, 1.75%, 12/6/2018 (c) (f)	4,550	4,550

Total Connecticut		75,565

District of Columbia — 0.1%
Other Revenue — 0.1%
District of Columbia, Income Tax Revenue
Series C, Rev., 5.00%, 12/1/2018	20	20
Series C, Rev., 4.13%, 12/1/2024	3,710	3,791
District of Columbia, Income Tax Secured Series A, Rev., 5.00%, 12/1/2018	20	20

Total District of Columbia		3,831

Florida — 2.6%
General Obligation — 0.0% (b)
City of Lauderhill
GO, 3.00%, 1/1/2019	175	175
GO, 3.00%, 1/1/2020	460	465
GO, 3.00%, 1/1/2021	425	433
State of Florida, State Board of Education Full Faith and Credit, Public Ecucation Capital Outlay Bonds Series A, GO, 5.00%, 6/1/2019	25	25

		1,098

Hospital — 0.6%
Highlands County Health Facilities Authority, Adventist Health System Series A, Rev., VRDO, 1.66%, 12/6/2018 (c)	15,000	15,000
Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 1.66%, 12/6/2018 (c)	1,000	1,000

		16,000

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Florida Department of Environmental Protection Series A, Rev., 5.00%, 7/1/2019	1,050	1,069
Florida Department of Environmental Protection, Everglades Restoration Series B, Rev., VRDO, AGC, 1.67%, 12/6/2018 (c)	12,870	12,870

		13,939

Other Revenue — 0.6%
County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	32
County of Miami-Dade, Juvenile Courthouse Series B, Rev., VRDO, AMBAC, LOC: TD Bank NA, 1.61%, 12/6/2018 (c)	17,575	17,575
County of Miami-Dade, Transit System Sales Surtax Rev., 5.00%, 7/1/2019	20	21
County of Pasco Series A, Rev., 5.00%, 12/1/2018	40	40

		17,668

Prerefunded — 0.4%
County of Miami-Dade, Water and Sewer System Rev., AGM, 5.00%, 10/1/2020 (e)	10,000	10,526
Orlando-Orange County Expressway Authority Series C, Rev., 5.00%, 7/1/2020 (e)	25	26
State of Florida, Department of Transportation, Turnpike Series A, Rev., 5.00%, 7/1/2019 (e)	25	26

		10,578

Utility — 0.5%
County of Martin, Utilities System Series A, Rev., 5.00%, 10/1/2020	90	95
JEA Electric System Series A, Rev., 4.00%, 10/1/2019	120	121
Orlando Utilities Commission Series B, Rev., VRDO, 1.67%, 12/6/2018 (c)	12,975	12,975
Reedy Creek Improvement District Utility Revenue Series 2, Rev., 5.00%, 10/1/2019	120	123

		13,314

Water & Sewer — 0.0% (b)
Broward County, Water and Sewer Utility Series B, Rev., 5.00%, 10/1/2020	20	21

Total Florida		72,618

Georgia — 2.4%
General Obligation — 0.2%
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	33

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Dougherty County School District, Sales Tax
Series 2018, GO, 4.00%, 12/1/2019	1,775	1,811
Series 2018, GO, 4.00%, 12/1/2020	1,250	1,297
Hall County School District
Series 2018, GO, 5.00%, 11/1/2019	1,500	1,542
Series 2018, GO, 5.00%, 11/1/2020	1,250	1,320
Jackson County School District GO, 5.00%, 3/1/2019	250	252
Pike County School District GO, 4.00%, 10/1/2020	400	413

		6,668

Hospital — 0.0% (b)
Richmond County Hospital Authority, University Health Services, Inc. Project Rev., 5.00%, 1/1/2022	100	108

Other Revenue — 0.1%
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2019	200	204
Series 2017, Rev., 5.00%, 7/1/2020	275	287
Series 2017, Rev., 5.00%, 7/1/2021	370	395
Series 2017, Rev., 5.00%, 7/1/2022	300	327

		1,213

Prerefunded — 0.9%
DeKalb County Hospital Authority, Anticipation Certificates, Medical Center, Inc. Project
Rev., 6.00%, 9/1/2020 (e)	5,470	5,842
Rev., 6.13%, 9/1/2020 (e)	17,925	19,182
Private Colleges and Universities Authority Rev., 5.00%, 6/1/2019 (e)	35	35

		25,059

Transportation — 0.9%
Georgia State Road and Tollway Authority, Federal Highway Series B, Rev., 5.00%, 6/1/2020	15,445	16,138
Metropolitan Atlanta Rapid Transit Authority
Series A, Rev., 3.00%, 7/1/2020	2,900	2,946
Series A, Rev., 3.75%, 7/1/2021	5,585	5,821

		24,905

Utility — 0.2%
Municipal Electric Authority of Georgia Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.65%, 12/6/2018 (c)	6,665	6,665

Water & Sewer — 0.1%
City of Dalton, Combined Utilities Rev., 5.00%, 3/1/2019	1,330	1,339
County of Clayton, Water and Sewerage Series A, Rev., 4.00%, 5/1/2019	35	35
East Point Building Authority, Water and Sewer Project
Rev., AGM, 4.00%, 2/1/2019	1,000	1,003
Rev., AGM, 5.00%, 2/1/2020	550	569

		2,946

Total Georgia		67,564

Hawaii — 0.2%
General Obligation — 0.2%
City and County of Honolulu, Rail Transit Project GO, (SIFMA Municipal Swap Index Yield + 0.30%), 1.99%, 12/6/2018 (d)	5,000	5,011
County of Maui Series 2012, GO, 5.00%, 6/1/2019	235	239

		5,250

Prerefunded — 0.0% (b)
State of Hawaii Series D, GO, 5.00%, 6/1/2019 (e)	25	25

Total Hawaii		5,275

Idaho — 0.0% (b)
Housing — 0.0% (b)
Idaho Housing and Finance Association Series A, Rev., GRAN, 5.00%, 7/15/2021	25	27

Transportation — 0.0% (b)
Idaho Housing and Finance Association, Federal Highway Trust Rev., GRAN, 5.00%, 7/15/2020	425	445

Total Idaho		472

Illinois — 6.0%
Certificate of Participation/Lease — 0.0% (b)
University of Illinois Series A, COP, 5.00%, 10/1/2019	1,000	1,023

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — 1.6%
Illinois Educational Facilities Authority, University of Chicago Series B-1, Rev., 1.80%, 2/13/2020 (c)	5,500	5,488
Illinois Finance Authority, Chicago International Charter School Project , Refunding and Improvement
Rev., 3.00%, 12/1/2018	125	125
Rev., 3.00%, 12/1/2019	185	184
Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project
Rev., 4.00%, 12/1/2019	200	203
Rev., 4.00%, 12/1/2020	230	238
Rev., 5.00%, 12/1/2021	250	269
Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 1.63%, 12/6/2018 (c)	9,130	9,130
Illinois Finance Authority, Northwestern University Rev., VRDO, 1.64%, 12/6/2018 (c)	3,425	3,425
Illinois Finance Authority, The University of Chicago Rev., VRDO, 1.66%, 12/6/2018 (c)	20,773	20,773
Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	602
Peoria Public Building Commission, School District No. 150 Project Rev., 5.00%, 12/1/2019	300	309
University of Illinois, Auxiliary Facilities System
Series A, Rev., 5.00%, 4/1/2019	315	318
Series A, Rev., 5.00%, 4/1/2024	2,500	2,738
Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates
Series A, Rev., AGM, 4.00%, 12/1/2018	355	355
Series A, Rev., AGM, 4.00%, 12/1/2019	370	377
Series A, Rev., AGM, 4.00%, 12/1/2020	385	399
Series A, Rev., AGM, 4.00%, 12/1/2021	400	421

		45,354

General Obligation — 2.0%
Adams County School District No. 172
GO, AGM, 4.00%, 2/1/2019	270	271
GO, AGM, 4.00%, 2/1/2020	300	305
GO, AGM, 4.00%, 2/1/2021	300	309
Buffalo Grove Park District, Lake and Cook Counties GO, 2.00%, 12/30/2020	330	328
Champaign Coles Et Al Counties Community College District No. 505
Series B, GO, 4.00%, 12/1/2019	2,490	2,537
Series C, GO, 4.00%, 12/1/2019	430	438
Series B, GO, 4.00%, 12/1/2020	1,250	1,293
Series B, GO, 4.00%, 12/1/2021	2,500	2,623
Series C, GO, 4.00%, 12/1/2021	465	488
Chicago Park District Series C, GO, 5.00%, 1/1/2022	175	186
Chicago Park District, Limited Tax
Series B, GO, 4.00%, 1/1/2020	50	51
Series B, GO, 5.00%, 1/1/2020	225	231
Series B, GO, 4.00%, 1/1/2021	100	102
Series B, GO, 5.00%, 1/1/2021	100	105
Chicago Park District, Unlimited Tax Series C, GO, 3.00%, 1/1/2020	100	100
Chicago Park District, Unlimited Tax, Special Recreation Activity
Series 2018-E, GO, 5.00%, 11/15/2019	700	716
Series 2018-E, GO, 5.00%, 11/15/2021	300	319
City of Calumet
Series 2018, GO, 4.00%, 3/1/2019	150	151
Series 2018, GO, 4.00%, 3/1/2020	150	152
City of Rock Island
Series A, GO, AGM, 2.00%, 12/1/2018	100	100
Series B, GO, AGM, 2.00%, 12/1/2018	120	120
Series A, GO, AGM, 2.00%, 12/1/2019	130	130
Series B, GO, AGM, 2.00%, 12/1/2019	150	149
Series B, GO, AGM, 3.00%, 12/1/2020	200	202
Series A, GO, AGM, 3.00%, 12/1/2021	130	131
Series B, GO, AGM, 3.00%, 12/1/2021	200	202

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
City of Waukegan
Series A, GO, AGM, 3.00%, 12/30/2019	430	433
Series A, GO, AGM, 3.00%, 12/30/2020	590	596
Series A, GO, AGM, 4.00%, 12/30/2023	525	556
Clinton and St. Clair Counties Community Unit School District No. 3, School Building GO, 5.00%, 12/1/2019	380	389
Cook County High School District No. 204, Lyons Township GO, 4.00%, 12/15/2018	20	20
Cook County Township High School District No. 208 Riverside-Brookfield
Series C, GO, 3.00%, 12/15/2018	920	920
Series C, GO, 3.00%, 12/15/2019	690	696
Cook County, Community Consolidated School District No. 146 Tinley Park
GO, 2.00%, 12/1/2018	225	225
GO, 3.00%, 12/1/2019	250	252
GO, 4.00%, 12/1/2020	200	207
GO, 4.00%, 12/1/2021	200	209
Cook County, Proviso Township High School District No. 209
Series B, GO, AGM, 4.00%, 12/1/2018	150	150
GO, 5.00%, 12/1/2021	2,825	3,013
County of Cook
Series 2018, GO, 5.00%, 11/15/2019	800	821
Series 2018, GO, 5.00%, 11/15/2020	900	946
Series 2018, GO, 5.00%, 11/15/2021	700	752
Series A, GO, 5.00%, 11/15/2021	355	381
Series C, GO, 5.00%, 11/15/2022	180	197
County of Winnebago Series C, GO, 2.00%, 12/30/2018	185	185
County of Winnebago, General Funds Alternate Revenue Source Series A, GO, AGC, 4.00%, 12/30/2018	50	50
County of Winnebago, Illinois Tax Alternate Revenue Source Series D, GO, 2.50%, 12/30/2018	200	200
DuPage County Community High School District No. 94
GO, 4.00%, 1/1/2019	830	831
GO, 4.00%, 1/1/2020	300	306
GO, 4.00%, 1/1/2021	200	207
Ford etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building Series A, GO, AGM, 4.00%, 12/1/2018	60	60
Fox Valley Park District Series B, GO, 4.00%, 12/15/2018	60	60
Grundy and Will Counties Community Unit School District No. 1 Coal City GO, 4.00%, 2/1/2020	1,595	1,625
Grundy Kendall and Will Counties Community High School District No. 111
GO, 4.00%, 1/1/2019	270	270
GO, 4.00%, 1/1/2020	855	869
Jackson County Community Unit School District No. 186
GO, AGM, 4.00%, 12/1/2019	200	203
GO, AGM, 4.00%, 12/1/2020	265	273
Kendall Kane and Will Counties Community Unit School District No. 308
Series B, GO, 4.00%, 10/1/2019	120	122
Series B, GO, 4.00%, 10/1/2020	225	231
Series B, GO, 4.00%, 10/1/2021	255	265
Series B, GO, 5.00%, 10/1/2022	1,375	1,494
Lake County Forest Preserve District Series B, GO, 5.00%, 12/15/2018	35	35
Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	135
Madison County Community Unit School District No. 7 GO, 4.00%, 12/1/2018	1,240	1,240
Sangamon County Community Unit School District No. 5 Series B, GO, 5.00%, 1/1/2022	1,650	1,771
Schaumburg Park District Series B, GO, 5.00%, 12/1/2018	1,600	1,600
State of Illinois
Series D, GO, 5.00%, 11/1/2020	5,000	5,164
GO, 5.00%, 2/1/2024	3,370	3,537

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Tazewell and Woodford Counties, Community Unit School District No. 701
Series A, GO, 4.00%, 12/1/2018	100	100
Series A, GO, 4.00%, 12/1/2019	260	264
Town of Cicero GO, 5.00%, 12/1/2019	550	565
Township of Campton GO, 5.00%, 12/15/2018	25	25
Village of Antioch
GO, 2.00%, 12/1/2018	220	220
GO, 2.00%, 12/1/2019	285	284
GO, 3.00%, 12/1/2020	290	293
Village of Bolingbrook
Series A, GO, 4.00%, 1/1/2019	270	270
Series A, GO, AGM, 4.00%, 1/1/2020	100	102
Series A, GO, AGM, 4.00%, 1/1/2021	185	190
Village of Flossmoor
GO, 3.00%, 12/1/2018	545	545
GO, 3.00%, 12/1/2019	425	428
GO, 3.00%, 12/1/2020	585	592
GO, 3.00%, 12/1/2021	605	616
Village of Franklin Park
GO, 4.00%, 1/1/2019	350	350
GO, 4.00%, 1/1/2021	500	515
Village of Hoffman Estates
Series A, GO, 2.00%, 12/1/2019	110	110
GO, 5.00%, 12/1/2019	380	391
Series A, GO, 3.00%, 12/1/2020	110	111
GO, 5.00%, 12/1/2020	270	285
GO, 5.00%, 12/1/2021	210	226
Village of Northbrook Series B, GO, 3.00%, 12/1/2018	20	20
Village of Oswego
GO, 2.00%, 12/15/2018	100	100
GO, 2.00%, 12/15/2019	100	100
Village of Palatine
Series A, GO, 4.00%, 12/1/2018	1,135	1,135
Series A, GO, 4.00%, 12/1/2019	1,250	1,272
Village of Plainfield, Will and Kendall Counties GO, 4.00%, 12/15/2018	60	60
Village of Sugar Grove, Kane County, Waterworks and Sewerage
GO, 2.00%, 5/1/2019	130	130
GO, 3.00%, 5/1/2020	390	394
Village of Villa Park, Illinois Alternate Revenue Source
GO, 3.00%, 12/15/2019	325	328
GO, 3.00%, 12/15/2020	415	421
GO, 4.00%, 12/15/2021	505	529
Village of Villa Park, Illinois Sales Tax Alternate Revenue Source Series B, GO, 2.00%, 12/15/2018	100	100
Village of Woodridge
Series 2017, GO, 2.00%, 2/1/2019	175	175
Series 2017, GO, 3.00%, 2/1/2020	270	272
Series 2017, GO, 3.00%, 2/1/2021	250	254
Whiteside and Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	328
Whiteside County Community Unit School District No. 6 Morrison
Series A, GO, AGM, 4.00%, 12/1/2020	205	211
Series A, GO, AGM, 4.00%, 12/1/2021	745	775
Winnebago and Stephenson Counties School District No. 323, School Building
GO, 5.00%, 11/1/2019	100	102
GO, 5.00%, 11/1/2020	100	105

		56,528

Hospital — 0.7%
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	250	247
University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.65%, 12/6/2018 (c)	18,165	18,165

		18,412

Other Revenue — 1.4%
City of Rochelle
Series A, Rev., AGM, 3.00%, 6/30/2019	100	100
Series A, Rev., AGM, 3.00%, 6/30/2020	275	276
Illinois Finance Authority, Carle Foundation Series B, Rev., VRDO, LOC: Northern Trust Co., 1.64%, 12/6/2018 (c)	7,500	7,500
Metropolitan Pier and Exposition Authority, Illinois Dedicated State Tax Rev., NATL-RE, Zero Coupon, 6/15/2019	85	83
Metropolitan Pier and Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
Rev., NATL-RE, Zero Coupon, 6/15/2019	25	25
Class A, Rev., NATL-RE, Zero Coupon, 6/15/2020	130	123
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series B, Rev., 3.00%, 12/15/2018	250	250
Sales Tax Securitization Corp. Series C, Rev., 5.00%, 1/1/2023	2,700	2,935
State of Illinois Rev., 4.50%, 6/15/2019	3,880	3,918
State of Illinois, Sales Tax, Junior Obligation
Rev., 5.00%, 6/15/2019	50	51
Series A, Rev., 5.00%, 6/15/2020	4,600	4,772
Series B, Rev., 5.00%, 6/15/2020	5,000	5,159
Rev., 5.00%, 6/15/2021	110	115
Series B, Rev., 5.00%, 6/15/2021	5,000	5,233
Rev., 5.00%, 6/15/2023	990	1,062
Tender Option Bond Trust Receipts/Certificates Series 2016-YX1035, Rev., VRDO, LIQ: Barclays Bank plc, 1.84%, 12/6/2018 (c) (f)	7,575	7,575

		39,177

Prerefunded — 0.0% (b)
Illinois Finance Authority Rev., 6.13%, 5/15/2019 (e)	195	199
Illinois Finance Authority, Resurrection Health Rev., 6.13%, 5/15/2019 (e)	340	346
Williamson County Community Unit School District No. 5 Carterville, Capital Appreciation Series B, GO, AGC, Zero Coupon, 1/1/2019 (e)	810	484

		1,029

Special Tax — 0.0% (b)
Village of Hampshire, Special Service Area No. 14, Lakewood Crossing
Rev., 1.70%, 3/1/2019	180	180
Rev., 1.90%, 3/1/2020	200	199

		379

Transportation — 0.2%
Chicago O’Hare International Airport Series A, Rev., AMT, 5.00%, 1/1/2019	600	601
Chicago O’Hare International Airport, General Airport, Senior Lien Series G, Rev., AMT, 5.00%, 1/1/2021	200	211
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	285
Chicago Transit Authority, Federal Transit Administration Section 5337 State of Good Repair Formula Funds Rev., 4.00%, 6/1/2019	2,270	2,289
City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding Series A, Rev., AMT, 5.00%, 1/1/2021	1,000	1,047

		4,433

Water & Sewer — 0.1%
City of Chicago, Second Lien Wastewater Transmission Series B, Rev., 5.00%, 1/1/2019	1,000	1,002
City of Chicago, Wastewater Transmission Series A, Rev., NATL-RE, Zero Coupon, 1/1/2020	40	39

		1,041

Total Illinois		167,376

Indiana — 3.0%
Education — 0.5%
Hamilton Southeastern Consolidated School Building Corp. Rev., BAN, 3.00%, 12/15/2018	2,550	2,551
Indiana Finance Authority, Educational Facilities, Valparaiso University Rev., 4.00%, 10/1/2019	255	258
Mount Vernon of Hancock County Multi-School Building Corp.
Rev., 4.00%, 1/15/2019	510	511
Rev., 4.00%, 7/15/2019	210	213
Purdue University, Student Facilities System Series C, Rev., VRDO, 1.56%, 12/6/2018 (c)	6,575	6,575
South Madison Elementary School Building Corp., Indiana Ad Valorem Property Tax
Rev., 4.00%, 7/15/2020	70	72
Rev., 4.00%, 1/15/2021	100	104
Rev., 4.00%, 7/15/2021	80	83
Southmont School Building Corp., Ad Valorem Property Tax
Rev., 4.00%, 1/15/2019	125	126
Rev., 4.00%, 7/15/2019	300	303
Rev., 4.00%, 1/15/2020	550	560
Rev., 4.00%, 7/15/2020	190	195

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Wawasee High School Building Corp., Ad Valorem Property Tax First Mortgage Bonds Rev., 4.00%, 7/15/2019	50	51
Westfield High School Building Corp., Property Tax, First Mortgage
Rev., 4.00%, 1/15/2019	1,030	1,032
Rev., 4.00%, 7/15/2019	1,240	1,253

		13,887

Hospital — 1.2%
Indiana Finance Authority, Parkview Health System Obligated Group Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.64%, 12/3/2018 (c)	28,300	28,300
Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group Rev., 1.37%, 5/1/2020 (c)	4,100	4,051
Indiana State Finance Authority Hospital, University Health Obligated Group Series E, Rev., VRDO, LOC: Bank of America NA, 1.60%, 12/6/2018 (c)	1,445	1,445

		33,796

Other Revenue — 0.3%
Hammond Redevelopment District Rev., 4.00%, 7/15/2019	615	620
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.66%, 12/6/2018 (c)	7,135	7,135
Miami County Holding Corp., Option Income Tax Lease Rental Rev., 3.00%, 1/15/2019	100	100

		7,855

Prerefunded — 0.0% (b)
Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group Rev., 1.37%, 5/1/2020 (c) (e)	95	94

Utility — 1.0%
City of Rockport, Indiana Michigan Power Company Project Series B, Rev., 3.05%, 6/1/2025	6,500	6,502
Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.70%, 12/6/2018 (c)	20,000	20,000

		26,502

Water & Sewer — 0.0% (b)
City of Martinsville, Waterworks
Rev., AGM, 2.00%, 1/1/2020	305	305
Rev., AGM, 2.00%, 7/1/2020	310	309

		614

Total Indiana		82,748

Iowa — 0.9%
Certificate of Participation/Lease — 0.0% (b)
City of Coralville Series E, COP, 4.00%, 6/1/2023	325	326
City of Coralville, Annual Appropriation Series 2011-F, COP, 3.50%, 6/1/2019	25	25
Kirkwood Community College Series A, COP, 3.00%, 6/1/2019	175	176

		527

Education — 0.1%
Iowa Higher Education Loan Authority, Dubuque University, Private Education Working Capital Loan Program Series A, Rev., RAN, 3.50%, 5/9/2019	2,000	2,011

General Obligation — 0.0% (b)
Ankeny Community School District GO, 5.00%, 6/1/2019	20	20
City of Sac City
GO, 5.00%, 6/1/2020	150	157
GO, 5.00%, 6/1/2021	160	171
Waukee Community School District
Series A, GO, 5.00%, 6/1/2019	30	30
GO, 5.00%, 6/1/2020	45	47

		425

Hospital — 0.8%
Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%, 18.00% Cap), 2.27%, 12/6/2018 (d) (f)	21,000	20,924

Other Revenue — 0.0% (b)
City of Coralville, Annual Appropriation
Series D, Rev., 3.00%, 5/1/2019	500	501
Series D, Rev., 3.00%, 5/1/2020	300	301
State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	400	428

		1,230

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — 0.0% (b)
Muscatine Power and Water Rev., 2.00%, 12/1/2018	110	110

Total Iowa		25,227

Kansas — 0.1%
Hospital — 0.1%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2019	410	414
Series A, Rev., 5.00%, 5/15/2020	440	453

		867

Other Revenue — 0.0% (b)
County of Shawnee, Public Building Commission, Expocentre Project Rev., 4.00%, 9/1/2019	575	584

Total Kansas		1,451

Kentucky — 1.5%
Education — 0.0% (b)
City of Berea Education Facilities, Berea College Project Series A, Rev., VRDO, 1.67%, 12/3/2018 (c)	1,150	1,150

General Obligation — 0.0% (b)
Lexington-Fayette Urban County Government, Various Purpose Series A, GO, 5.00%, 9/1/2020	20	21

Hospital — 0.0% (b)
Kentucky Economic Development Finance Authority, Owensboro Health, Inc. Series A, Rev., 5.00%, 6/1/2019	375	379

Housing — 0.3%
Kentucky Housing Corp., Henry Greene Apartments Project Rev., 2.00%, 9/1/2020 (c)	7,200	7,183

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Kentucky Economic Development Finance Authority, Hospital Facilitie, Saint Elizabeth Medical Center, Inc. Series B, Rev., VRDO, LOC: TD Bank NA, 1.61%, 12/6/2018 (c)	11,930	11,930
Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas and Electric Company Project
Series A, Rev., 1.50%, 4/1/2019 (c)	300	299
Rev., 1.25%, 6/3/2019 (c)	4,200	4,180

		16,409

Other Revenue — 0.2%
Kentucky Rural Water Finance Corp., Construction Series E-1, Rev., 2.25%, 3/1/2020	5,100	5,098

Prerefunded — 0.0% (b)
Franklin County Public Properties Corp., Justice Center Project Series A, Rev., 4.50%, 4/1/2021 (e)	40	42

Transportation — 0.1%
Louisville Regional Airport Authority, Airport System Series A, Rev., 5.00%, 7/1/2022	1,000	1,079

Utility — 0.2%
Kentucky Public Energy Authority, Gas Supply
Series A, Rev., 4.00%, 4/1/2019	665	668
Series A, Rev., 4.00%, 4/1/2020	780	795
Series A, Rev., 4.00%, 4/1/2021	775	797
Series A, Rev., 4.00%, 4/1/2022	1,210	1,254
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Rev., AMT, 2.55%, 5/3/2021 (c)	2,750	2,747

		6,261

Water & Sewer — 0.1%
Louisville/Jefferson County Metro Government, Water System Rev., 5.00%, 11/15/2019	2,440	2,509

Total Kentucky		40,131

Louisiana — 1.9%
General Obligation — 0.1%
Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	532
City of Shreveport, Water and Sewer GO, 5.00%, 9/1/2021	145	155
Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	148
Natchitoches Parish Consolidated School District No. 7 GO, 2.00%, 3/1/2019	100	100
St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	341
State of Louisiana, St. Tammany Parishwide School District No. 12
GO, 2.00%, 3/1/2019	100	100
GO, 2.00%, 3/1/2020	200	200

		1,576

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 1.5%
Louisiana Public Facilities Authority, Christus Health
Series D, Rev., 4.00%, 7/1/2019	650	657
Series D, Rev., 5.00%, 7/1/2020	700	730
Louisiana Public Facilities Authority, Louisiana Children’S Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%, 12.00% Cap), 2.34%, 12/6/2018 (d)	40,000	40,151
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 4.00%, 5/15/2019	225	227
Rev., 4.00%, 5/15/2020	195	200
Rev., 5.00%, 5/15/2020	325	338

		42,303

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
St. Charles Parish, Pollution Control, Shell Oil Co. Project Series B, Rev., VRDO, 1.62%, 12/3/2018 (c)	150	150

Other Revenue — 0.3%
Lafayette Consolidated Government, Public Improvement Sales Tax Series A, Rev., 3.00%, 3/1/2019	100	100
Louisiana Local Government Environmental Facilities and Community Development Authority, Delta Campus Facilities Project Rev., 5.00%, 10/1/2019	1,715	1,757
Louisiana Local Government Environmental Facilities and Community Development Authority, Lake Charles Public Improvement Projects Rev., 4.00%, 5/1/2020	200	205
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,611
Louisiana Office Facilities Corp., Lease Revenue, Capitol Complex Program Series A, Rev., 5.00%, 5/1/2020	4,290	4,467

		8,140

Special Tax — 0.0% (b)
St. Charles Parish, Limited Tax Series A, Rev., AGM, 3.00%, 3/1/2019	250	251

Transportation — 0.0% (b)
New Orleans Aviation Board, General Airport, North Terminal Project Series A, Rev., 5.00%, 1/1/2020	135	139

Water & Sewer — 0.0% (b)
City of Shreveport, Water and Sewer Series A, Rev., AGM, 4.00%, 12/1/2018	200	200
City of Shreveport, Water and Sewer, Junior Lien Series B, Rev., AGM, 4.00%, 12/1/2018	150	150

		350

Total Louisiana		52,909

Maine — 0.0% (b)
Education — 0.0% (b)
Maine Health and Higher Educational Facilities Authority, University of New England Rev., 4.00%, 7/1/2019	540	546

Maryland — 1.6%
General Obligation — 0.6%
County of Anne Arundel, Consolidated General Improvements GO, 5.00%, 4/1/2019	6,905	6,976
Washington Suburban Sanitary Commission Series A, GO, VRDO, BAN, 1.61%, 12/6/2018 (c)	10,400	10,400

		17,376

Hospital — 0.9%
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series A, Rev., VRDO, LOC: TD Bank NA, 1.65%, 12/6/2018 (c)	23,850	23,850

Other Revenue — 0.1%
City of Rockville, Ingleside at King Farm Project
Series A-2, Rev., 4.00%, 11/1/2019	100	101
Rev., 5.00%, 11/1/2019	150	153
Maryland Stadium Authority, Construction and Revitalization Program
Series 2018A, Rev., 5.00%, 5/1/2019	1,800	1,822
Series 2018A, Rev., 5.00%, 5/1/2020	800	832
Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,296

		4,204

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — 0.0% (b)
State of Maryland Department of Transportation Rev., 5.00%, 2/1/2019	40	40

Total Maryland		45,470

Massachusetts — 3.6%
Education — 0.0% (b)
Massachusetts Development Finance Agency, Western New England University
Rev., 5.00%, 9/1/2020	300	312
Rev., 5.00%, 9/1/2021	265	282

		594

General Obligation — 1.3%
City of Boston Series A, GO, 5.00%, 4/1/2019	25	25
Commonwealth of Massachusetts
Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 2.25%, 2/1/2019 (d)	30,000	29,737
Series C, GO, RAN, 4.00%, 6/20/2019	100	101
Series D, GO, AMBAC, 5.50%, 10/1/2019	325	335
Masconomet Regional School District GO, 5.00%, 5/1/2020	20	21
Town of Athol GO, BAN, 3.00%, 8/1/2019	6,355	6,390
Town of Avon, Municipal Purpose Loan GO, 4.00%, 12/1/2018	55	55
Town of Medway GO, 4.00%, 10/15/2019	20	20

		36,684

Hospital — 0.6%
Massachusetts Development Finance Agency, Lawrence General Hospital Rev., 5.00%, 7/1/2019	335	339
Massachusetts Development Finance Agency, Partners Healthcare System Series M-1, Rev., VRDO, LOC: U.S. Bank NA, 1.60%, 12/3/2018 (c)	4,195	4,195
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 2.11%, 12/6/2018 (d)	10,000	10,004

		14,538

Housing — 0.2%
Massachusetts Housing Finance Agency, Construction Loan Series A, Rev., 1.85%, 6/1/2020	5,700	5,673

Other Revenue — 0.0% (b)
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Series 20, Rev., 3.00%, 10/1/2019 (f)	620	621

Prerefunded — 0.2%
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series A, GO, 5.00%, 4/1/2021 (e)	20	21
Massachusetts Clean Water Trust, State Revolving Fund Rev., 5.00%, 8/1/2020 (e)	4,720	4,952

		4,973

Transportation — 0.9%
Massachusetts Bay Transportation Authority, Sales Tax Series A-2, Rev., VRDO, 1.66%, 12/6/2018 (c)	25,390	25,390

Water & Sewer — 0.4%
Massachusetts Clean Water Trust (The), Green Bonds Series 20, Rev., 3.00%, 2/1/2019	1,000	1,002
Massachusetts Clean Water Trust, State Revolving Fund Series 15A, Rev., 5.00%, 8/1/2020	200	210
Massachusetts Water Resources Authority Series A-3, Rev., VRDO, 1.62%, 12/6/2018 (c)	9,735	9,735

		10,947

Total Massachusetts		99,420

Michigan — 1.3%
General Obligation — 0.4%
City of Garden, Capital Improvement
GO, 4.00%, 10/1/2019	790	801
GO, 4.00%, 10/1/2020	795	816
City of Marquette, Capital Improvement
GO, 4.00%, 5/1/2019	180	181
GO, 4.00%, 5/1/2020	75	77
GO, 4.00%, 5/1/2021	150	156
City of Marquette, Limited Tax
GO, 3.00%, 5/1/2019	280	281
GO, 3.00%, 5/1/2020	85	86
GO, 3.00%, 5/1/2021	125	127
City of Romulus, Capital Improvement Series B, GO, 3.00%, 11/1/2019	140	141
Kalamazoo Public Schools, School Building and Site

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
GO, 4.00%, 5/1/2019	1,275	1,286
GO, 4.00%, 5/1/2020	1,820	1,869
GO, 4.00%, 5/1/2021	775	808
State of Michigan, Reeths Puffer Schools GO, 2.75%, 8/20/2019	525	527
Waterford School District GO, 3.00%, 9/25/2019	5,000	5,023

		12,179

Hospital — 0.3%
Michigan Finance Authority, Trinity Health Credit Group Series A, Rev., 5.00%, 12/1/2018	120	120
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group Series 2010-B, Rev., 5.00%, 11/15/2025	5,170	5,310
Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group Subseries A-1, Rev., 1.37%, 5/1/2020 (c)	2,410	2,379

		7,809

Housing — 0.4%
Michigan State Housing Development Authority, Single-Family Mortgage Series D, Rev., VRDO, 1.68%, 12/6/2018 (c)	11,555	11,555

Other Revenue — 0.1%
Detroit Downtown Development Authority, Tax Increment
Series B, AGM, 5.00%, 7/1/2019 (g)	130	132
Series B, AGM, 5.00%, 7/1/2020 (g)	1,200	1,244
Series A, AGM, 5.00%, 7/1/2021 (g)	500	531

		1,907

Transportation — 0.1%
Gerald R Ford International Airport Authority, Limited Tax Rev., 5.00%, 1/1/2021	815	863
Wayne County Airport Authority, Junior Lien
Series B, Rev., AMT, 5.00%, 12/1/2018	400	400
Series B, Rev., AMT, 5.00%, 12/1/2019	550	565
Series B, Rev., AMT, 5.00%, 12/1/2020	550	578

		2,406

Total Michigan		35,856

Minnesota — 0.4%
Certificate of Participation/Lease — 0.0% (b)
St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	982

Education — 0.2%
City of Deephaven, Minnesota Charter School Lease, Eagle Ridge Academy Project Series A, Rev., 3.00%, 7/1/2019	50	50
Minnesota Higher Education Facilities Authority, Trustees of the Hamline University
Rev., 4.00%, 10/1/2019	750	759
Rev., 4.00%, 10/1/2020	780	800
University of Minnesota Series A, Rev., 5.00%, 4/1/2022	2,715	2,963

		4,572

General Obligation — 0.1%
City of Glencoe
Series 2018-A, GO, 3.00%, 8/1/2019	75	75
Series 2018-A, GO, 3.00%, 8/1/2020	75	76
Series 2018-A, GO, 3.00%, 8/1/2021	80	82
County of Clay Series A, GO, 3.00%, 4/1/2019	50	50
County of Sherburne Series A, GO, 4.00%, 2/1/2019	50	50
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,901

		2,234

Hospital — 0.0% (b)
City of Maple Grove, Maple Grove Hospital Corporation Rev., 3.00%, 5/1/2019	930	933

Housing — 0.1%
City of St. Paul Park, Senior Housing and Health Care, Presbyterian Homes Bloomington Project Rev., 3.00%, 9/1/2019	795	801
Duluth Housing and Redevelopment Authority, Public Schools Academy Project
Series 2018-A, Rev., 3.38%, 11/1/2021	330	330
Series 2018-A, Rev., 3.63%, 11/1/2022	345	346
Series 2018-A, Rev., 3.88%, 11/1/2023	325	328

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — continued
St. Paul Minnesota, Housing and Redevelopment Authority, Parking Enterprise Series A, Rev., 3.00%, 8/1/2020	515	521

		2,326

Other Revenue — 0.0% (b)
State of Minnesota, General Fund Appropriation Series B, Rev., 5.00%, 3/1/2020	400	415

Prerefunded — 0.0% (b)
State of Minnesota, Public Safety Radio Communications System Project Rev., 5.00%, 6/1/2019 (e)	30	31

Total Minnesota		11,493

Mississippi — 0.9%
General Obligation — 0.2%
State of Mississippi Series F, GO, 5.00%, 11/1/2020	4,000	4,208

Hospital — 0.1%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Series B2, Rev., 2.13%, 1/9/2019 (c)	3,000	2,999

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series E, Rev., VRDO, 1.70%, 12/6/2018 (c)	6,200	6,200
Series A, Rev., VRDO, 1.72%, 12/6/2018 (c)	11,150	11,150

		17,350

Other Revenue — 0.0% (b)
Mississippi Development Bank, Rankin County Bond Project Rev., 3.00%, 3/1/2022	100	102
State of Mississippi Series E, Rev., 5.00%, 10/15/2020	100	105

		207

Prerefunded — 0.0% (b)
State of Mississippi, Capital Improvements Project Series A, GO, 5.00%, 10/1/2021 (e)	25	27

Total Mississippi		24,791

Missouri — 0.7%
Certificate of Participation/Lease — 0.1%
Blue Eye R-V School District
COP, 4.00%, 4/1/2019	135	136
COP, 4.00%, 4/1/2021	75	77
City of Arnold
COP, 3.00%, 12/15/2018	120	120
COP, 3.00%, 12/15/2019	120	121
City of Waynesville
Series C, COP, 2.00%, 4/15/2019	125	125
Series C, COP, 2.00%, 4/15/2020	250	248
County of Stone
COP, 3.00%, 12/1/2018	100	100
COP, 3.00%, 12/1/2019	100	101
COP, 3.00%, 12/1/2020	145	147
Village of Country Club
COP, AGM, 3.00%, 4/1/2020	100	101
COP, AGM, 3.00%, 4/1/2021	165	168

		1,444

Education — 0.0% (b)
Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	49

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Cape Girardeau County IDA, South Eastern Health
Rev., 5.00%, 3/1/2019	300	301
Rev., 5.00%, 3/1/2020	320	328
Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	300	312
Riverside IDA, Riverside Horizons Infrastructure Project Rev., 3.00%, 5/1/2019	2,055	2,061

		3,002

Other Revenue — 0.5%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,402
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 1.79%, 12/6/2018 (c) (f)	8,200	8,200

		12,602

Transportation — 0.0% (b)
City of St. Louis, Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,390

Total Missouri		18,487

Montana — 0.2%
Education — 0.1%
Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%, 9.00% Cap), 2.14%, 12/6/2018 (d)	3,325	3,324

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — 0.0% (b)
Gallatin County High School District No. 7 Bozeman, School Building Series A, GO, 4.00%, 6/1/2019	25	25

Other Revenue — 0.1%
Montana Board of Investments, Municipal Finance Consolidation Act, Intercap Revolving Program Series 2000, Rev., 1.65%, 3/1/2019 (c)	2,600	2,599

Total Montana		5,948

Nebraska — 0.1%
General Obligation — 0.1%
Papio-Missouri River Natural Resource District
GO, 3.00%, 12/15/2018	330	330
GO, 4.00%, 12/15/2019	720	735
GO, 4.00%, 12/15/2020	405	420

		1,485

Hospital — 0.0% (b)
Madison County Hospital Authority No. 1, Faith Regional Health Services Project Series A, Rev., 4.00%, 7/1/2019	725	731

Other Revenue — 0.0% (b)
City of Omaha
Series A, 2.20%, 1/15/2021	125	125
Series A, 5.00%, 1/15/2022	125	136
Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Rev., AGM, 3.00%, 12/15/2020	250	255

		516

Total Nebraska		2,732

Nevada — 1.7%
General Obligation — 0.2%
Clark County School District Series C, GO, 5.00%, 6/15/2023	2,000	2,207
Las Vegas Valley Water District, Limited Tax Series B, GO, 4.00%, 3/1/2019	50	50
State of Nevada, Capital Improvement and Cultural Affairs Series 2012-B, GO, 5.00%, 8/1/2019	25	26
State of Nevada, Natural Resources Series E, GO, 5.00%, 2/1/2019	2,320	2,331

		4,614

Hospital — 0.0% (b)
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2019	325	331
Rev., 5.00%, 9/1/2020	250	260
Rev., 5.00%, 9/1/2027	610	691

		1,282

Other Revenue — 0.0% (b)
City of Henderson Nevada Local Improvement District No. T-14 Rev., 2.50%, 3/1/2019	340	340
City of Henderson Nevada Local Improvement District No. T-17 Rev., 2.00%, 9/1/2019	195	195

		535

Transportation — 1.4%
County of Clark, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	19,802
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series D-3, Rev., VRDO, LOC: Bank of America NA, 1.64%, 12/6/2018 (c)	18,950	18,950

		38,752

Utility — 0.1%
County of Clark, Nevada Power Company Projects Rev., 1.60%, 5/21/2020 (c)	3,000	2,970

Total Nevada		48,153

New Hampshire — 1.1%
Education — 0.3%
New Hampshire Health and Education Facilities Authority Act, University System Series A, Rev., 5.00%, 7/1/2019	1,385	1,409
New Hampshire Health and Education Facilities Authority, Dartmouth College Rev., VRDO, 1.61%, 12/6/2018 (c)	9,000	9,000

		10,409

Hospital — 0.8%
New Hampshire Health and Education Facilities Authority Act, University System Series B-1, Rev., VRDO, 1.60%, 12/3/2018 (c)	20,995	20,995

Total New Hampshire		31,404

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New Jersey — 11.0%
Education — 0.2%
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2019	500	507
Series DDD, Rev., 5.00%, 6/15/2020	500	518
Series PP, Rev., 5.00%, 6/15/2020	200	207
New Jersey EDA, School Facilities Construction Series XX, Rev., 5.00%, 6/15/2021	5,000	5,279
New Jersey Educational Facilities Authority, The William Paterson University Rev., 5.00%, 7/1/2020	100	104

		6,615

General Obligation — 8.3%
Atlantic County, Township of Galloway Series A, GO, BAN, 3.00%, 8/15/2019	3,700	3,717
Borough of Alpha GO, BAN, 2.50%, 12/10/2018	2,845	2,845
Borough of Avalon GO, BAN, 2.50%, 2/19/2019	9,254	9,268
Borough of Beachwood GO, BAN, 3.00%, 3/6/2019	12,556	12,597
Borough of Bound Brook GO, BAN, 2.75%, 4/19/2019	2,838	2,843
Borough of East Rutherford
GO, AGM, 4.00%, 12/1/2018	260	260
GO, AGM, 5.00%, 12/1/2019	145	149
GO, AGM, 5.00%, 12/1/2020	290	306
Borough of Englewood Cliffs GO, BAN, 2.50%, 2/22/2019	5,284	5,289
Borough of Highlands Series A, GO, BAN, 3.00%, 10/4/2019	4,056	4,082
Borough of Matawan GO, BAN, 2.75%, 6/5/2019	2,606	2,611
Borough of Northvale GO, BAN, 3.50%, 11/8/2019	4,250	4,299
Borough of Oakland GO, BAN, 2.50%, 12/14/2018	5,251	5,252
Borough of Oceanport GO, BAN, 2.75%, 6/28/2019	8,062	8,094
Borough of Ridgefield GO, BAN, 3.00%, 10/17/2019	3,271	3,293
Borough of Wallington GO, BAN, 2.75%, 8/23/2019	5,733	5,757
Borough of Woodbury Heights Series A, GO, BAN, 2.75%, 8/1/2019	5,277	5,292
Borough of Woodcliff Lake GO, BAN, 2.50%, 2/22/2019	5,530	5,535
Borough of Wood-Ridge GO, BAN, 3.50%, 9/13/2019	9,507	9,604
City of Atlantic
Series B, GO, AGM, 4.00%, 3/1/2019	250	251
Series B, GO, AGM, 5.00%, 3/1/2020	200	206
City of Atlantic, Tax Appeal Series A, GO, 5.00%, 3/1/2020	650	671
City of Bridgeton GO, 3.00%, 8/23/2019	9,553	9,593
City of Egg Harbor Series A, GO, BAN, 3.00%, 4/8/2019	865	867
City of Newark GO, 3.50%, 10/9/2019	9,907	9,999
City of North Wildwood GO, BAN, 3.00%, 8/22/2019	9,620	9,664
City of Orange Township GO, 3.00%, 12/5/2019	3,890	3,915
City of Somers Point GO, BAN, 3.00%, 12/3/2019	6,755	6,802
City of Union, County of Hudson Series 2017, GO, 4.00%, 11/1/2019	1,000	1,010
City of Wildwood GO, BAN, 3.50%, 10/18/2019	11,312	11,469
County of Salem Series A, GO, BAN, 3.00%, 6/19/2019	10,531	10,586
County of Somerset GO, 4.00%, 12/1/2018	20	20
Freehold Borough Board of Education GO, GAN, 3.00%, 1/3/2019	6,000	6,004
Mullica Township School District GO, 2.00%, 9/15/2019	105	105
The County of Union State of New Jersey, Township of Hillside GO, 3.00%, 7/18/2019	6,566	6,593
Town of Hammonton GO, 3.00%, 4/11/2019	7,450	7,472
Township of Belleville GO, TAN, 3.00%, 4/17/2019	8,000	8,034
Township of Clark GO, BAN, 3.00%, 10/4/2019	1,650	1,662
Township of Clinton GO, BAN, 3.00%, 3/20/2019	2,732	2,739
Township of Edison, Sewer Utility GO, BAN, 3.00%, 2/8/2019	26,330	26,385
Township of Logan GO, BAN, 3.50%, 10/22/2019	2,552	2,579

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Township of Lyndhurst GO, BAN, 2.50%, 3/14/2019	8,574	8,585
Township of Middle GO, 4.00%, 11/1/2019	15	15
Township of Riverside Series A, GO, BAN, 3.50%, 11/5/2019	3,268	3,304

		229,623

Hospital — 0.0% (b)
New Jersey Health Care Facilities Financing Authority, Holy Name Medical Center Series 2010, Rev., 4.50%, 7/1/2020	375	387

Housing — 0.6%
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit Camden Townhouses Project Series F, Rev., 1.35%, 2/1/2019 (c)	3,500	3,496
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Garden Spires Project Series A, Rev., 2.02%, 8/1/2020 (c)	8,000	7,980
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (c)	4,500	4,509

		15,985

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Passaic County Utilities Authority, Solid Waste Disposal
Series 2018, Rev., 4.13%, 3/1/2019	170	171
Series 2018, Rev., 4.25%, 3/1/2020	180	185
Series 2018, Rev., 4.38%, 3/1/2021	255	267

		623

Other Revenue — 0.4%
Garden State Preservation Trust Series A, Rev., 5.00%, 11/1/2020	25	26
Gloucester County Improvement Authority Series A, Rev., 5.00%, 11/1/2019	500	513
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0058, Rev., VRDO, LIQ: Barclays Bank plc, 1.81%, 12/6/2018 (c) (f)	5,000	5,000
The Cumberland County Improvement Authority, Vineland Public Safety Building Project Series 2017, Rev., 5.00%, 12/15/2021	340	369
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2019	3,500	3,552
Series A, Rev., 5.00%, 6/1/2020	3,000	3,123

		12,583

Prerefunded — 0.0% (b)
New Jersey Economic Development Authority, School Facilities Construction Series Z, Rev., AGC, 5.50%, 12/15/2018 (e)	85	85
Rutgers The State University of New Jersey Series F, Rev., 5.00%, 5/1/2019 (e)	25	25
State of New Jersey, Equipment Lease Purchase Series A, COP, 5.25%, 6/15/2019 (e)	25	26

		136

Transportation — 1.5%
New Jersey Economic Development Authority, Transportation Project Series A, Rev., 5.00%, 5/1/2019	3,580	3,619
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., 5.00%, 6/15/2021	6,000	6,355
New Jersey Transportation Trust Fund Authority, Transportation Program Series BB-1, Rev., (SIFMA Municipal Swap Index Yield + 1.00%, 12.00% Cap), 2.69%, 12/6/2018 (d)	700	702
New Jersey Transportation Trust Fund Authority, Transportation System
Rev., 5.00%, 12/15/2018	20,000	20,016
Series B-4, Rev., 5.25%, 12/15/2019	225	231
New Jersey Turnpike Authority
Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%, 8.00% Cap), 1.98%, 1/2/2019 (d)	4,000	3,991
Series B, Rev., 5.00%, 1/1/2025	5,345	5,909

		40,823

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — 0.0% (b)
Logan Township Municipal Utilities Authority Rev., 4.00%, 5/1/2020	100	102

Total New Jersey		306,877

New Mexico — 0.0% (b)
General Obligation — 0.0% (b)
Albuquerque Municipal School District No. 12, Education Technology Notes GO, 5.00%, 8/1/2020	25	26
Jal Public School District No. 19, Credit Enhancement Program GO, AGM, 5.00%, 8/1/2019	880	899

		925

Prerefunded — 0.0% (b)
State of New Mexico, Severance Tax Permanent Fund Series A, Rev., 5.00%, 7/1/2019 (e)	55	56

Utility — 0.0% (b)
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series A, Rev., 4.00%, 6/1/2019	40	40
Series 2018-A, Rev., 5.00%, 6/1/2019	55	56

		96

Total New Mexico		1,077

New York — 17.7%
Education — 0.1%
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,030
New York State Dormitory Authority, St. John’s University Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.62%, 12/6/2018 (c)	1,180	1,180

		2,210

General Obligation — 11.0%
Bainbridge-Guilford Central School District Series A, GO, BAN, 2.75%, 6/28/2019	7,000	7,024
Bath Central School District, Steuben County GO, BAN, 3.00%, 6/21/2019	8,320	8,368
Beekmantown Central School District, Clinton County New York GO, BAN, 2.75%, 6/27/2019	4,035	4,049
Binghamton City School District GO, RAN, 2.50%, 1/25/2019	3,500	3,503
City of New York Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 1.64%, 12/6/2018 (c)	15,000	15,000
City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 1.58%, 12/3/2018 (c)	11,500	11,500
City of New York, Fiscal Year 2012 Subseries G-4, GO, VRDO, LOC: Citibank NA, 1.61%, 12/6/2018 (c)	10,000	10,000
City of New York, Fiscal Year 2017 GO, VRDO, LOC: Citibank NA, 1.61%, 12/6/2018 (c)	14,100	14,100
City of Olean GO, BAN, 2.75%, 6/13/2019	6,024	6,049
City of Tonawanda GO, BAN, 3.00%, 6/6/2019	2,894	2,909
City of Watertown Series A, GO, BAN, 3.00%, 4/1/2019	4,360	4,375
County of Cattaraugus GO, BAN, 2.75%, 4/3/2019	707	708
County of Columbia, Germantown Central School District GO, BAN, 2.75%, 6/28/2019	8,937	8,968
County of Montgomery GO, BAN, 3.00%, 10/11/2019	2,510	2,529
County of Schoharie
GO, BAN, 2.50%, 2/8/2019	14,700	14,717
GO, BAN, 2.75%, 6/20/2019	15,000	15,063
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2021	300	323
County of Westchester Series A, GO, BAN, 3.00%, 12/14/2018	11,100	11,104
East Ramapo Central School District GO, BAN, 3.00%, 4/26/2019	9,797	9,845
Erie County, Cleveland Hill Union Free School District GO, BAN, 2.75%, 6/25/2019	7,650	7,676
Greenport Union Free School District GO, TAN, 3.00%, 6/27/2019	3,000	3,015
Hilton Central School District GO, BAN, 2.75%, 6/28/2019	5,800	5,817
Holley Central School District GO, BAN, 2.50%, 6/25/2019	2,105	2,109
Jefferson County, Village of Clayton Series 2018-B, GO, BAN, 3.00%, 10/23/2019	5,000	5,034
Marcellus Central School District GO, BAN, 3.00%, 2/22/2019	6,713	6,726
Mayfield Central School District GO, BAN, 2.75%, 6/28/2019	14,975	15,042
Menands Union Free School District GO, BAN, 3.50%, 6/27/2019	3,500	3,527

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Newark Central School District GO, BAN, 2.75%, 6/20/2019	14,000	14,073
North Colonie Central School District GO, BAN, 3.00%, 7/19/2019	25,000	25,180
Oneida County, Sherrill City School District Series B, GO, BAN, 2.50%, 7/26/2019	8,751	8,771
Oneonta City School District GO, BAN, 3.00%, 7/19/2019	6,000	6,033
Owego Apalachin Central School District
Series B, GO, RAN, 2.38%, 6/27/2019	6,443	6,445
Series C, GO, RAN, 2.38%, 6/27/2019	2,500	2,500
Pavilion Central School District, Livingston and Wyoming Counties GO, BAN, 2.75%, 6/21/2019	2,622	2,631
Rome City School District GO, BAN, 2.75%, 8/2/2019	24,925	25,054
Sherburne Earlville Central School District GO, BAN, 3.00%, 8/2/2019	3,500	3,520
Susquehanna Valley Central School District Series B, GO, BAN, 2.75%, 7/2/2019	3,300	3,312
Town of Plattsburgh GO, BAN, 2.75%, 8/23/2019	3,000	3,008
Village of Johnson City GO, BAN, 4.00%, 10/3/2019	2,600	2,611
Weedsport Central School District GO, BAN, 3.00%, 7/12/2019	3,800	3,828

		306,046

Hospital — 0.1%
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project
Series A, Rev., 2.00%, 11/1/2019	550	546
Series A, Rev., 3.00%, 11/1/2020	575	577
New York State Dormitory Authority, Mount Sinai Hospital Series A, Rev., 5.00%, 7/1/2020	45	47

		1,170

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Syracuse City Industrial Development Agency, Syracuse University Project Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.62%, 12/6/2018 (c)	20,145	20,145

Other Revenue — 1.4%
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, 1.58%, 12/3/2018 (c)	1,250	1,250
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.68%, 12/6/2018 (c)	14,675	14,675
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Subseries A-7, Rev., VRDO, 1.64%, 12/6/2018 (c)	12,055	12,055
Subseries F-1, Rev., 5.00%, 2/1/2019	150	151
New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, 1.68%, 12/6/2018 (c)	3,265	3,265
New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group Series A, Rev., 4.00%, 5/1/2020	150	154
Schenectady Metroplex Development Authority Series A, Rev., BAN, 3.00%, 12/28/2018	1,240	1,241
Tender Option Bond Trust Receipts/Certificates Series 2017-XF0591, Rev., VRDO, LIQ: Bank of America NA, 1.84%, 12/6/2018 (c) (f)	6,000	6,000
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2019	150	152

		38,943

Prerefunded — 0.3%
New York City Water and Sewer System Rev., 5.00%, 6/15/2023(e)	7,165	8,041
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series A, Rev., 5.00%, 1/1/2022(e)	1,120	1,222

		9,263

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series A, Rev., 5.00%, 2/15/2021	200	213
New York State Environmental Facilities Corp., State Personal Income Tax Series A, Rev., 5.25%, 12/15/2018	25	25

		238

Transportation — 3.0%
Metropolitan Transportation Authority
Rev., (ICE LIBOR USD 1 Month + 0.30%, 10.00% Cap), 1.87%, 1/2/2019 (d)	3,505	3,496
Series C-1A, Rev., 4.00%, 2/15/2019	100	100
Series C-2D, Rev., BAN, 4.00%, 5/15/2019	15,000	15,127
Series A-3, Rev., BAN, 4.00%, 8/15/2019	13,750	13,927
New York State Thruway Authority
Series A, Rev., 5.00%, 5/1/2019	24,395	24,711
Series L, Rev., 5.00%, 1/1/2021	50	53
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C & D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,000	14,941
Port Authority of New York and New Jersey, Consolidated, 173rd Series Rev., 5.00%, 12/1/2018	100	100
Triborough Bridge and Tunnel Authority Series D, Rev., (SOFRRATE + 0.50%, 9.00% Cap), 1.99%, 12/3/2018 (d)	10,000	10,013

		82,468

Utility — 0.0% (b)
Long Island Power Authority, Electric System Series A, Rev., AGM, Zero Coupon, 12/1/2018	25	25

Water & Sewer — 1.1%
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012 Series B, Subseries B-2, Rev., VRDO, 1.60%, 12/3/2018 (c)	13,335	13,335
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, 1.65%, 12/6/2018 (c)	12,560	12,560
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series BB-3, Rev., VRDO, 1.62%, 12/6/2018 (c)	5,680	5,680

		31,575

Total New York		492,083

North Carolina — 0.6%
Education — 0.2%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2019	250	253
Rev., 5.00%, 6/1/2020	275	285
University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%, 12.00% Cap), 1.97%, 1/2/2019 (d)	3,750	3,758
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina
Rev., AGM, 4.00%, 10/1/2019	90	91
Rev., AGM, 4.00%, 10/1/2020	120	124

		4,511

General Obligation — 0.1%
County of Lincoln Series A, GO, 4.00%, 6/1/2019	2,535	2,561
County of Union Series A, GO, 5.00%, 3/1/2020	20	21
State of North Carolina Series A, GO, 5.00%, 6/1/2019	500	508
Town of Cary Series B, GO, 4.00%, 6/1/2019	25	25

		3,115

Hospital — 0.1%
North Carolina Medical Care Commission, Firsthealth Carolinas Series A, Rev., VRDO, 1.62%, 12/6/2018 (c)	2,830	2,830
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc., Retirement Facilities Rev., 5.00%, 10/1/2019	275	281

		3,111

Housing — 0.2%
Asheville Housing Authority, Ledgewood Village, Multifamily Housing Rev., 1.90%, 12/1/2019 (c)	4,000	3,992

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.0% (b)
County of Buncombe, Limited Obligation Series A, Rev., 5.00%, 6/1/2021	20	21
County of Chatham Series 2014, Rev., 5.00%, 11/1/2019	210	216

		237

Prerefunded — 0.0% (b)
County of Wake Rev., 5.00%, 6/1/2019 (e)	25	25
State of North Carolina, Capital Improvement Limited Obligation Annual Appropriation Series A, Rev., 4.50%, 5/1/2019 (e)	25	25
Town of Oak Island, Enterprise System Rev., AGC, 5.75%, 6/1/2019 (e)	25	26

		76

Transportation — 0.0% (b)
North Carolina Turnpike Authority, Monroe Connector System Series 2011, Rev., 5.00%, 7/1/2020	420	439

Total North Carolina		15,481

North Dakota — 0.0% (b)
Hospital — 0.0% (b)
City of Grand Forks, Health Care System, Altru Health System Obligated Group Series A, Rev., 5.00%, 12/1/2018	270	270

Ohio — 3.2%
Certificate of Participation/Lease — 0.0% (b)
Goshen Local School District, School Facilities Project
COP, 4.00%, 12/15/2018	170	170
COP, 4.00%, 12/15/2019	240	244
COP, 1.50%, 12/15/2020	280	276

		690

Education — 0.0% (b)
Lorain County Community College District Rev., 2.00%, 12/1/2018	225	225

General Obligation — 0.8%
Antwerp Local School District, School Facilities Construction and Improvement GO, 3.00%, 12/1/2018	215	215
City of Cincinnati, Unlimited Tax Refunding and Improvement
Series 2014A, GO, 5.00%, 12/1/2018	2,000	2,000
Series 2014A, GO, 5.00%, 12/1/2019	5,925	6,106
City of Elyria, Improvement and Refunding, Various Purpose
GO, 3.00%, 12/1/2018	685	685
GO, BAN, 2.38%, 5/23/2019	820	822
GO, 5.00%, 12/1/2019	1,340	1,379
City of Fairfield, Various Purpose GO, BAN, 2.50%, 5/1/2019	3,300	3,305
City of Lorain, Streetscape Improvements GO, BAN, 2.75%, 6/20/2019	650	653
City of Marietta, Various Purpose Series A, GO, BAN, 3.00%, 5/9/2019	3,973	3,988
City of Middletown, Various Purpose
GO, 4.00%, 12/1/2018	250	250
GO, 4.00%, 12/1/2019	500	510
City of North Olmsted, Capital Improvements GO, BAN, 2.50%, 4/23/2019	615	616
City of Springboro GO, 5.00%, 12/1/2018	25	25
City of Toledo
GO, AGM, 2.00%, 12/1/2019	180	180
GO, AGM, 4.00%, 12/1/2020	100	103
County of Crawford, Various Purpose GO, AGM, 2.00%, 12/1/2018	225	225
Painesville City Local School District, School Improvement GO, Zero Coupon, 12/1/2018	95	95
State of Ohio Series A, GO, 5.00%, 3/15/2019	1,000	1,009
Wauseon Exempted Village School District, Classroom Facilities and School Improvement GO, 2.00%, 12/1/2018	230	230

		22,396

Hospital — 1.0%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	134
City of Centerville, Graceworks Lutheran Services
Rev., 5.00%, 11/1/2020	275	284
Rev., 5.00%, 11/1/2021	285	299
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,173
County of Franklin, Hospital Facilities Class A, Rev., VRDO, 1.64%, 12/6/2018 (c)	1,190	1,190

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — continued
County of Franklin, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%, 12.00% Cap), 2.12%, 12/6/2018 (d)	5,000	5,047
County of Franklin, Trinity Health Credit Group Rev., 1.80%, 2/1/2019 (c)	11,000	10,987
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 1.94%, 12/3/2018 (c)	8,250	8,250

		28,364

Industrial Development Revenue/Pollution Control Revenue — 0.9%
Ohio State Water Development Authority, Water Pollution Control Loan Fund
Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.70%, 12/6/2018 (c)	10,400	10,400
Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.22%), 1.91%, 12/6/2018 (d)	13,935	13,907
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.25%, 12/1/2020	35	37

		24,344

Other Revenue — 0.1%
City of Cleveland, Subordinate Lien, Public Facilities Improvements Rev., 5.00%, 10/1/2022	265	291
Village of Obetz
Rev., 5.00%, 12/1/2019	110	113
Rev., 5.00%, 12/1/2020	185	196
Rev., 5.00%, 12/1/2021	125	135

		735

Prerefunded — 0.0% (b)
Dublin City School District, School Facilities Construction and Improvement GO, 5.00%, 12/1/2018 (e)	25	25
Miamisburg City School District, Facilities Construction and Improvement GO, 5.00%, 12/1/2018 (e)	25	25
Monroeville Local School District, School Improvement GO, 4.00%, 12/1/2018 (e)	20	20

		70

Transportation — 0.4%
City of Cleveland, Airport System Series D, Rev., VRDO, LOC: U.S. Bank NA, 1.68%, 12/6/2018 (c)	1,420	1,420
Columbus Regional Airport Authority, Columbus Ohio Regional Airport Authority Rev., VRDO, LOC: U.S. Bank NA, 1.65%, 12/6/2018 (c)	8,710	8,710
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Projects Series A-1, Rev., 5.00%, 2/15/2019	735	739

		10,869

Water & Sewer — 0.0% (b)
City of Cincinnati, Water System Series A, Rev., 5.00%, 12/1/2018	20	20
County of Butler Rev., 4.00%, 12/1/2018	30	30

		50

Total Ohio		87,743

Oklahoma — 0.2%
Education — 0.1%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2019	1,000	1,007
Cleveland County Educational Facilities Authority, Educational Facilities Lease, Noble Public Schools Project Rev., 4.00%, 9/1/2019	120	122
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 5.00%, 6/1/2019	300	304
Cushing Educational Facilities Authority, Public Schools Project Rev., 5.00%, 9/1/2020	50	52
Okarche Economic Development Authority, Okarche Public Schools Project Rev., 4.00%, 9/1/2019	125	126

		1,611

Housing — 0.1%
Oklahoma Housing Finance Agency, Green Rural Development Portfolio Series 2018, Rev., 1.90%, 3/1/2020 (c)	1,500	1,495
Oklahoma Housing Finance Agency, Sooner Haven Apartments Rev., 2.38%, 10/1/2020 (c)	2,375	2,379

		3,874

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.0% (b)
Midwest City Municipal Authority, Capital Improvement Series A, Rev., 5.00%, 3/1/2019	50	51

Prerefunded — 0.0% (b)
Oklahoma Turnpike Authority, Turnpike System Series B, Rev., 5.00%, 1/1/2021 (e)	20	21

Total Oklahoma		5,557

Oregon — 0.4%
Certificate of Participation/Lease — 0.1%
Oregon Education Districts Series A, COP, 2.50%, 12/31/2018	1,800	1,801

General Obligation — 0.1%
Clackamas County School District No. 12 Series A, GO, Zero Coupon, 6/15/2019	250	247
County of Washington Series 2016, GO, 5.00%, 6/1/2021	1,875	2,011
Salem-Keizer School District No. 24J
GO, 4.00%, 6/15/2019	375	379
GO, 4.00%, 6/15/2020	225	232
GO, 4.00%, 6/15/2021	175	184
GO, 5.00%, 6/15/2021	500	536

		3,589

Hospital — 0.2%
Clackamas County Hospital Facility Authority, Legacy Health System Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.63%, 12/6/2018 (c)	1,000	1,000
Salem Hospital Facility Authority, Hospital Project Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.68%, 12/6/2018 (c)	5,350	5,350

		6,350

Total Oregon		11,740

Pennsylvania — 4.0%
Education — 1.1%
Pennsylvania Higher Educational Facilities Authority
Series A, Rev., 5.00%, 9/1/2019 (e)	8,950	9,162
Series AN, Rev., 5.00%, 6/15/2020	5,975	6,219
Pennsylvania Higher Educational Facilities Authority, Aicup Financing Program-York College of Pennsylvania Project Rev., 2.23%, 5/1/2019 (c)	1,000	999
Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges Rev., 2.72%, 5/1/2021 (c)	2,500	2,513
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 5.00%, 8/15/2019	200	204
Pennsylvania Higher Educational Facilities Authority, Widener University Rev., 2.00%, 7/15/2019	290	289
Snyder County Higher Education Authority, Susquehanna University Project Rev., 4.00%, 1/1/2019	375	376
University of Pittsburgh of the Commonwealth System, Higher Education Panthers Rev., (SIFMA Municipal Swap Index Yield + 0.24%, 9.00% Cap), 1.93%, 12/6/2018 (d)	11,000	10,980

		30,742

General Obligation — 0.2%
Butler Area School District
GO, AGM, 3.00%, 10/1/2019	1,150	1,159
GO, AGM, 4.00%, 10/1/2020	865	893
Juniata County School District
GO, AGM, 2.00%, 11/15/2019	190	190
GO, AGM, 5.00%, 11/15/2021	185	200
Municipality of Monroeville GO, 3.00%, 6/1/2020	1,075	1,088
Parkland School District GO, 4.00%, 4/15/2020	1,500	1,539
The School Board of Philadelphia County Series A, GO, 5.00%, 9/1/2019	500	511
Township of Rostraver
GO, AGM, 3.00%, 9/1/2020	140	142
GO, AGM, 4.00%, 9/1/2021	100	104
Township of Upper Darby GO, AGM, 2.00%, 5/1/2019	210	210

		6,036

Hospital — 0.1%
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Rev., 5.00%, 9/1/2019	500	511

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — continued
Northampton County General Purpose Authority, Saint Luke’s Hospital Project Series A, Rev., 5.00%, 8/15/2020	25	26
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Hospital Revenue Rev., 5.00%, 7/1/2019	1,385	1,404

		1,941

Housing — 0.0% (b)
Philadelphia Housing Authority, PHA Headquarters Project Rev., 4.00%, 5/1/2019	250	252

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 4.00%, 12/1/2020	520	525
Lackawanna County Industrial Development Authority, University of Scranton
Rev., 3.00%, 11/1/2019	50	50
Rev., 4.00%, 11/1/2020	100	103
Rev., 5.00%, 11/1/2021	1,000	1,062
Montgomery County Industrial Development Authority, Meadowood Senior Living Project
Series A, Rev., 3.00%, 12/1/2019	140	141
Series A, Rev., 3.00%, 12/1/2020	250	251
Series A, Rev., 3.00%, 12/1/2021	250	251
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021 (c)	300	300

		2,683

Other Revenue — 1.0%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (f)	250	266
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2020	555	577
Series 2018, Rev., 5.00%, 6/1/2021	535	567
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020 (c)	250	249
Emmaus General Authority Rev., VRDO, AGM, 1.70%, 12/6/2018 (c)	6,090	6,090
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program 5.00%, 6/15/2019	20	20
Philadelphia Municipal Authority, City Agreement, Juvenile Justice Services Center Rev., 4.00%, 4/1/2019	195	196
Tender Option Bond Trust Receipts/Certificates
Series 2018-XL0060, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.79%, 12/6/2018 (c) (f)	5,650	5,650
Series 2018-XX1, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.79%, 12/6/2018 (c) (f)	8,000	8,000
Series 2018-XM0594, Rev., VRDO, LIQ: Barclays Bank plc, 1.81%, 12/6/2018 (c) (f)	4,600	4,600
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., 2.25%, 6/1/2020 (c)	1,850	1,848

		28,063

Prerefunded — 0.0% (b)
Commonwealth of Pennsylvania GO, 5.00%, 4/15/2019 (e)	45	46
Pennsylvania Turnpike Commission, Convertible Capital Appreciation Bonds Series B2, Rev., 5.35%, 12/1/2020 (e)	30	32
Pennsylvania Turnpike Commission, Oil Franchise Tax Series A-2, Rev., AGC, 5.00%, 12/1/2019 (e)	30	31
West Shore School District GO, AGC, 4.50%, 5/15/2019 (e)	25	25

		134

Transportation — 1.2%
Delaware River Port Authority Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.65%, 12/6/2018 (c)	15,000	15,000
Pennsylvania Turnpike Commission
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%, 9.00% Cap), 2.29%, 12/6/2018 (d)	18,000	17,850
Series B, Subseries B-2, Rev., 5.00%, 6/1/2019	75	76
Series B, Subseries B-2, Rev., 5.00%, 6/1/2020	50	52

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — continued
Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020	110	116

		33,094

Utility — 0.3%
City of Philadelphia, Gas Works, 1998 General Ordinance, Fifteen Rev., 3.00%, 8/1/2019	2,100	2,111
Philadelphia Gas Works Co. Series C, Rev., VRDO, LOC: Barclays Bank plc, 1.63%, 12/6/2018 (c)	6,000	6,000

		8,111

Total Pennsylvania		111,056

Rhode Island — 0.2%
Education — 0.2%
Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.63%, 12/6/2018 (c)	4,960	4,960

Other Revenue — 0.0% (b)
Providence Public Building Authority, Capital Improvement
Series A, Rev., 4.00%, 9/15/2019	250	253
Series A, Rev., 5.00%, 9/15/2020	200	208

		461

Transportation — 0.0% (b)
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GRAN, 5.00%, 6/15/2019	55	56
Rhode Island Commerce Corp., First Lien Special Facility, Rhode Island Airport Corp. Intermodal Facility Project
Series 2018, Rev., 5.00%, 7/1/2019	500	508
Series 2018, Rev., 5.00%, 7/1/2020	585	608

		1,172

Total Rhode Island		6,593

South Carolina — 1.0%
Education — 0.1%
County of Spartanburg, School District No. 7 Rev., 3.00%, 12/1/2018	300	300
Educational Facilities Authority, Wofford College Series B, Rev., 2.38%, 4/1/2022 (c)	500	492
Kershaw County School District, Installment Purchase Rev., 5.00%, 12/1/2018	520	520
Scago Educational Facilities Corp. for Colleton School District Rev., 5.00%, 12/1/2018	1,420	1,420

		2,732

General Obligation — 0.0% (b)
Beaufort County School District Series D, GO, SCSDE, 5.00%, 3/1/2019	40	40
County of Dorchester, Transportation Projects Series A, GO, 4.00%, 5/1/2019	40	41
Lexington and Richland County School District No. 5 Series B, GO, SCSDE, 5.00%, 3/1/2019	25	25

		106

Hospital — 0.9%
Greenville Hospital System Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.68%, 12/6/2018 (c)	24,655	24,655

Other Revenue — 0.0% (b)
South Carolina Public Service Authority Series B, Rev., 5.00%, 1/1/2019 (e)	30	30

Prerefunded — 0.0% (b)
Beaufort County School District Series D, GO, SCSDE, 5.00%, 3/1/2019 (e)	50	50
City of Charleston, Waterworks and Sewer System Series A, Rev., 4.00%, 1/1/2019 (e)	25	25
South Carolina Public Service Authority Series B, Rev., 5.25%, 1/1/2019 (e)	35	35

		110

Utility — 0.0% (b)
Piedmont Municipal Power Agency, Electric Series A, Rev., 5.00%, 1/1/2019	250	251

Total South Carolina		27,884

South Dakota — 0.0% (b)
Housing — 0.0% (b)
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2017, Rev., 5.00%, 4/1/2022	375	406

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.0% (b)
South Dakota State Building Authority
Series A, Rev., 3.00%, 6/1/2019	150	151
Series A, Rev., 3.00%, 6/1/2020	200	203

		354

Total South Dakota		760

Tennessee — 2.6%
Education — 0.7%
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board Rev., 1.30%, 7/1/2019 (c)	6,250	6,219
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, East Webster Street Apartments Project Rev., 2.05%, 4/1/2020 (c)	2,500	2,501
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Oakwood Flats Apartments Project Rev., 2.10%, 10/1/2020 (c)	6,500	6,495
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Twelfth and Wedgewood Apartments Project Series 2017, Rev., GNMA, 1.80%, 12/1/2019 (c)	4,000	3,987

		19,202

General Obligation — 0.2%
City of Memphis, General Improvement GO, 5.00%, 6/1/2020	25	26
County of Monroe GO, BAN, 1.20%, 6/15/2019	3,500	3,481
County of Shelby, Public Improvment Series B, GO, VRDO, 1.69%, 12/6/2018 (c)	2,000	2,000
County of Sumner, School and Public Improvement Series 2013, GO, 5.00%, 12/1/2019	105	108

		5,615

Hospital — 0.9%
Chattanooga Health Educational and Housing Facility Board, Catholic Health Services Series C, Rev., VRDO, 1.87%, 12/6/2018 (c)	21,940	21,940
Rutherford County Health and Educational Facilities Board Rev., 2.50%, 11/1/2020 (c)	3,500	3,510

		25,450

Housing — 0.6%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Dandridge Towers Project Rev., 1.87%, 7/1/2020 (c)	2,400	2,402
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I/East Project Rev., 2.00%, 1/1/2021 (c)	10,000	9,927
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers Ii Project Rev., 2.00%, 1/1/2021 (c)	5,000	5,017

		17,346

Utility — 0.1%
City of Knoxville, Gas System Series W, Rev., 5.00%, 3/1/2019	120	121
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2019	625	629
Series A, Rev., 4.00%, 5/1/2020	780	796
Series A, Rev., 4.00%, 5/1/2021	730	752

		2,298

Water & Sewer — 0.1%
Jackson Energy Authority, Wastewater System
Rev., 5.00%, 12/1/2018	425	425
Rev., 5.00%, 12/1/2019	350	360
Knox County First Utility District, Water and Sewer Series A, Rev., 4.00%, 12/1/2018	20	20

		805

Total Tennessee		70,716

Texas — 7.1%
Education — 0.2%
Arlington Higher Education Finance Corp., Uplift Education
Series A, Rev., PSF-GTD, 2.00%, 12/1/2018	700	700
Series A, Rev., PSF-GTD, 3.00%, 12/1/2019	435	438

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series C, Rev., 5.00%, 8/1/2024	200	226
Series C, Rev., 5.00%, 8/1/2025	200	230
Austin Community College District, Combined Fee
Rev., 5.00%, 2/1/2020	110	114
Rev., 5.00%, 2/1/2021	160	169
Rev., 5.00%, 2/1/2022	165	178
Rev., 5.00%, 2/1/2023	170	187
Harris County Cultural Education Facilities Finance Corp., TECO Project Series 2017, Rev., 5.00%, 11/15/2019	175	180
New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project Rev., 5.00%, 1/1/2020	195	199
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project
Rev., 5.00%, 10/1/2019	410	417
Rev., 5.00%, 10/1/2020	675	695
Rev., 5.00%, 10/1/2021	1,425	1,478
Rev., 5.00%, 10/1/2022	1,495	1,563
Newark Higher Education Finance Corp., Orenda Education Rev., PSF-GTD, 4.00%, 8/15/2019	200	203
University of Texas (The), Board of Regents, Financing System
Series A, Rev., 5.00%, 8/15/2020	25	26
Series D, Rev., 5.00%, 8/15/2021	25	27

		7,030

General Obligation — 3.6%
Barbers Hill Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2019	65	65
City of Arlington, Permanent Improvement GO, 3.00%, 8/15/2019	50	50
City of Corpus Christi GO, 4.00%, 3/1/2019	30	30
City of DeSoto GO, 3.00%, 2/15/2019	25	25
City of Granbury
Series 2018, GO, 2.00%, 8/15/2019	160	160
Series 2018, GO, 2.00%, 8/15/2020	185	184
City of Grand Prairie GO, 5.00%, 2/15/2021	20	21
City of Odessa
Series 2017, GO, 4.00%, 3/1/2019	360	362
Series 2017, GO, 4.00%, 3/1/2020	300	307
City of Wylie GO, 5.00%, 2/15/2020	20	21
Clear Creek Independent School District, School Building Series B, GO, PSF-GTD, 1.45%, 8/14/2020 (c)	2,200	2,171
Corpus Christi Independent School District, School Building Series A, GO, PSF-GTD, 2.00%, 8/15/2019 (c)	1,250	1,251
Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2021	50	54
County of Bexar, Harlandale Independent School District GO, PSF-GTD, 3.00%, 8/15/2021 (c)	4,000	4,058
County of Denton GO, 5.00%, 7/15/2020	50	52
County of La Salle
GO, AGM, 5.00%, 3/1/2019	295	297
GO, AGM, 5.00%, 3/1/2020	315	328
GO, AGM, 5.00%, 3/1/2021	345	368
County of La Salle, Unlimited Tax
GO, AGM, 5.00%, 3/1/2019	1,000	1,008
GO, AGM, 5.00%, 3/1/2020	2,075	2,156
GO, AGM, 5.00%, 3/1/2021	2,135	2,280
County of Lubbock GO, 5.00%, 2/15/2020	20	21
County of Travis, Limited Tax GO, 5.00%, 3/1/2019	25	25
Cuero Independent School District, School Building Series 2014, GO, PSF-GTD, 5.00%, 8/15/2021	100	108
Del Mar College District, Limited Tax GO, 4.00%, 8/15/2019	20	20
Edinburg Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2019	40	40
El Paso County Hospital District GO, 5.00%, 8/15/2019	175	177
Fort Bend County Municipal Utility District No. 151 GO, 3.00%, 9/1/2021	190	193
Fort Bend Independent School District Series B, GO, PSF-GTD, 1.35%, 8/1/2019 (c)	6,560	6,537

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Goose Creek Consolidated Independent School District Series B, GO, PSF-GTD, 1.18%, 8/15/2019 (c)	3,100	3,084
Houston Independent School District, Schoolhouse Series A-2, GO, PSF-GTD, 3.00%, 6/1/2019 (c)	6,000	6,034
Leander Independent School District, Capital Appreciation Series B, GO, Zero Coupon, 8/15/2019	220	217
Midlothian Independent School District, School Building Series B, GO, PSF-GTD, 2.50%, 8/1/2020 (c)	5,000	5,038
New Caney Independent School District, School Building GO, PSF-GTD, 3.00%, 8/15/2021 (c)	1,500	1,533
Northside Independent School District GO, PSF-GTD, 1.45%, 6/1/2020 (c)	4,000	3,966
Northside Independent School District, School Building GO, PSF-GTD, 2.00%, 6/1/2021 (c)	3,035	3,008
Pasadena Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2019	600	604
Remington Municipal Utility District No. 1 GO, AGM, 4.00%, 9/1/2019	275	278
Sienna Plantation Levee Improvement District of Fort Bend County GO, 2.00%, 9/1/2019	250	250
Southside Independent School District, School Building GO, PSF-GTD, 2.00%, 8/15/2019	250	250
State of Texas, Transportation Commission, Multi Mode Mobility Fund Series B-R, GO, VRDO, LIQ: Texas Comptroller of Public Accounts, 1.67%, 12/6/2018 (c)	23,505	23,505
State of Texas, Veterans Bonds
GO, VRDO, LIQ: State Street Bank & Trust, 1.67%, 12/6/2018 (c)	7,585	7,585
GO, VRDO, 1.68%, 12/6/2018 (c)	21,155	21,155
Texas Public Finance Authority Series A, GO, 5.00%, 10/1/2019	25	26
Weslaco Independent School District, Maintenance Tax Notes GO, AGM, 3.00%, 2/15/2019	230	231

		99,133

Hospital — 1.2%
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Rev., VRDO, 1.63%, 12/6/2018 (c)	17,215	17,215
Series D, Rev., VRDO, 1.63%, 12/6/2018 (c)	8,800	8,800
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series A, Rev., 4.00%, 7/1/2019	3,000	3,033
Series A, Rev., 5.00%, 7/1/2020	3,460	3,608

		32,656

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Matagorda County Navigation District No. 1, Pollution Control Rev., AMT, 1.75%, 9/1/2020 (c)	4,000	3,932

Other Revenue — 0.7%
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier Series A, Rev., 5.00%, 1/1/2019	1,100	1,102
BB&T Municipal Trust Class B, Rev., LOC: RABOBANK NEDERLAND, (SIFMA Municipal Swap Index Yield + 0.55%), 2.24%, 12/6/2018 (d) (f)	8,000	8,000
City of Corpus Christi Rev., 5.00%, 7/15/2019	50	51
State of Texas Rev., TRAN, 4.00%, 8/29/2019	10,055	10,205

		19,358

Prerefunded — 0.4%
Austin Independent School District Series A, GO, PSF-GTD, 5.00%, 8/1/2021 (e)	30	32
City of Houston, Public Improvement Series 2009-A, GO, 5.00%, 3/1/2019 (e)	45	45
Corpus Christi Independent School District, School Building GO, 5.00%, 8/15/2019 (e)	500	511
Dallas Area Rapid Transit, Sales Tax Rev., 5.25%, 12/1/2018 (e)	5,000	5,000
Dallas Area Rapid Transit, Senior Lien Rev., 5.00%, 12/1/2018 (e)	45	45

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
Garland Independent School District, School Building Series A, GO, 5.00%, 2/15/2019 (e)	4,830	4,859
North Texas Tollway Authority System, First Tier
Series K-1, Rev., AGC, 5.75%, 1/1/2019 (e)	70	70
Series A, Rev., 6.00%, 1/1/2019 (e)	1,220	1,224
Series A, Rev., 6.25%, 1/1/2019 (e)	50	50

		11,836

Transportation — 0.6%
Brazoria County Toll Road Authority, Limited Contract Tax and Subordinate Lien Toll Road Series B, Rev., BAN, 1.45%, 3/1/2020	7,000	6,941
Camino Real Regional Mobility Authority, Subordinate Lien Vehicle Rev., AGM, 5.00%, 6/1/2019	155	157
Central Texas Regional Mobility Authority, Subordinated Lien Rev., 4.00%, 1/1/2022	2,455	2,546
Dallas Area Rapid Transit, Senior Lien
Rev., 5.00%, 12/1/2018	50	50
Series A, Rev., 5.00%, 12/1/2018	50	50
Dallas-Fort Worth International Airport Series E, Rev., 5.00%, 11/1/2019	525	537
Harris County Toll Road Authority, Senior Lien
Series A, Rev., 5.00%, 8/15/2019	1,850	1,889
Series A, Rev., 5.00%, 8/15/2020	1,500	1,574
Series A, Rev., 5.00%, 8/15/2021	1,500	1,613
Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	134
Port Beaumont Navigation District
Rev., 3.00%, 9/1/2019	100	101
Rev., 4.00%, 9/1/2020	155	159

		15,751

Utility — 0.2%
City of Houston, Utility System Series B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.69%, 12/6/2018 (c)	4,425	4,425

Water & Sewer — 0.1%
Canyon Regional Water Authority, Wells Ranch I Project Rev., 4.00%, 8/1/2020	20	21
Trinity River Authority Central Regional Wastewater System Revenue
Rev., 5.00%, 8/1/2019	1,255	1,280
Rev., 5.00%, 8/1/2020	675	707

		2,008

Total Texas		196,129

Utah — 0.7%
Education — 0.0% (b)
Utah Charter School Finance Authority, Utah Charter Academies Project
Rev., 3.00%, 10/15/2019	200	201
Rev., 3.00%, 10/15/2020	220	222
Rev., 4.00%, 10/15/2021	305	317

		740

Hospital — 0.6%
County of Utah Hospital, IHC Health Services, Inc.
Series B, Rev., VRDO, 1.65%, 12/6/2018 (c)	4,000	4,000
Series C, Rev., VRDO, 1.65%, 12/6/2018 (c)	2,500	2,500
Series D, Rev., VRDO, 1.65%, 12/6/2018 (c)	11,275	11,275

		17,775

Other Revenue — 0.1%
City of Murray, Sales Tax
Series 2018, Rev., 3.00%, 11/15/2019	100	101
Series 2018, Rev., 3.00%, 11/15/2020	235	239
Series 2018, Rev., 4.00%, 11/15/2021	150	158
Utah Infrastructure Agency, Telecommunication Revenue Series A, Rev., 2.00%, 10/15/2019	1,000	993

		1,491

Utility — 0.0% (b)
City of Lehi, Electric Utility
Series 2018, Rev., 4.00%, 6/1/2019	75	76
Series 2018, Rev., 5.00%, 6/1/2020	85	88
Series 2018, Rev., 5.00%, 6/1/2021	75	80

		244

Total Utah		20,250

Virginia — 2.5%

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — 0.3%
Virginia College Building Authority, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2020	7,685	8,081
Virginia Public School Authority, School Technology and Security Series IV, Rev., 5.00%, 4/15/2019	1,000	1,012

		9,093

General Obligation — 0.1%
City of Charlottesville, Public Improvement Series B, GO, 4.00%, 7/15/2020	200	207
City of Poquoson GO, 5.00%, 2/15/2020	120	125
City of Roanoke GO, 5.00%, 4/1/2019	25	25
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,588
County of Fairfax, Public Improvement Series B, GO, 4.00%, 4/1/2019	25	25

		1,970

Housing — 0.4%
Newport News Redevelopment and Housing Authority, Berkley Preservation Project Rev., FHA/GNMA, 1.20%, 4/1/2019	10,000	9,970

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Louisa Industrial Development Authority, Virginia Pollution Control Revenue Refunding Bonds Rev., 1.85%, 5/16/2019 (c)	7,550	7,539
Wise County Industrial Development Authority Series 2009-A, Rev., 2.15%, 9/1/2020 (c)	7,500	7,464

		15,003

Other Revenue — 0.9%
Virginia Public Building Authority, Public Facilities
Series A, Rev., 5.00%, 8/1/2020	5,220	5,479
Series C, Rev., 5.00%, 8/1/2020	18,830	19,763

		25,242

Prerefunded — 0.3%
County of Chesterfield, Public Improvement Series A, GO, 4.00%, 1/1/2019 (e)	40	40
Fairfax County EDA, Community Services Facilities Projects Series A, Rev., 4.50%, 3/1/2021 (e)	8,235	8,675
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series A, Rev., 5.00%, 2/1/2019 (e)	20	20

		8,735

Transportation — 0.0% (b)
Virginia Commonwealth Transportation Board Series B-G, Rev., 5.00%, 3/15/2021	25	27

Total Virginia		70,040

Washington — 2.0%
Education — 0.0% (b)
University of Washington Series A, Rev., 5.00%, 12/1/2018	1,100	1,100

General Obligation — 0.1%
County of King, Limited Tax Series A, GO, 5.00%, 7/1/2019	50	51
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	79
Pend Oreille County, Public Hospital District No. 1
GO, 3.00%, 12/1/2019	155	155
GO, 3.00%, 12/1/2020	155	155
Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/2021	330	358
Snohomish County School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	180
Snohomish County, Everett School District No. 2 GO, 5.00%, 12/1/2020	25	26
State of Washington, Motor Vehicle Fuel Tax Series C, GO, 5.00%, 2/1/2019	75	75
State of Washington, Various Purpose Series R-2011B, GO, 5.00%, 7/1/2019	400	407

		1,486

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 0.7%
Washington Biomedical Research Properties 3.2 Series A, Rev., 5.00%, 1/1/2019	145	146
Washington Health Care Facilities Authority, Catholic Health Initiatives
Rev., (SIFMA Municipal Swap Index Yield + 1.00%, 12.00% Cap), 2.69%, 12/6/2018 (d)	5,000	5,007
Rev., (SIFMA Municipal Swap Index Yield + 1.40%, 12.00% Cap), 3.09%, 12/6/2018 (d)	10,000	9,988
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,317
Washington Health Care Facilities Authority, Providence Health and Service Series C, Rev., VRDO, 1.67%, 12/6/2018 (c)	3,150	3,150
WBRP 3.2, Washington Biomedical Research Properties Series A, Rev., 5.00%, 1/1/2021	25	27

		19,635

Housing — 0.9%
Washington State Housing Finance Commission, Multi-Family Housing, Cathedral Plaza Apartments Rev., 2.38%, 7/1/2020 (c)	13,500	13,517
Washington State Housing Finance Commission, Multi-Family Housing, The O’Malley Apartments Rev., 2.38%, 7/1/2020 (c)	8,500	8,511
Washington State Housing Finance Commission, Royal Hills Apartments Series A, Rev., 1.40%, 11/1/2019	4,000	3,972

		26,000

Prerefunded — 0.0% (b)
Snohomish County School District No. 201, Snohomish GO, 5.25%, 12/1/2018 (e)	15	15
State of Washington, Various Purpose Series R-2010A, GO, 5.00%, 1/1/2019 (e)	50	50

		65

Utility — 0.0%(b)
City of Seattle, Municipal Light and Power Improvement
Series B, Rev., 4.00%, 2/1/2019	30	30
Series B, Rev., 5.00%, 2/1/2019	50	50
Series A, Rev., 5.00%, 6/1/2019	35	36
Rev., 5.00%, 9/1/2021	20	22

		138

Water & Sewer — 0.3%
Cascade Water Alliance Rev., 5.00%, 1/1/2021	20	21
City of Seattle, Water Syatem Rev., 5.00%, 9/1/2020	25	26
County of King, Junior Lien Rev., 2.45%, 12/1/2020 (c)	6,615	6,625

		6,672

Total Washington		55,096

West Virginia — 0.1%
Utility — 0.1%
West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Rev., 2.62%, 6/1/2022 (c)	3,805	3,796

Wisconsin — 1.7%
Education — 0.8%
Milwaukee Redevelopment Authority, Milwaukee Public Schools Rev., 4.00%, 11/15/2021	55	58
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Rev., (SIFMA Municipal Swap Index Yield + 0.35%, 12.00% Cap), 2.04%, 12/6/2018 (d)	21,865	21,823
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Rev., 5.00%, 9/1/2019	145	147
Rev., 5.00%, 9/1/2020	155	161
Rev., 5.00%, 9/1/2021	160	168

		22,357

General Obligation — 0.3%
City of Fond Du Lac Series B, GO, 2.00%, 4/1/2019	225	225
City of Middletown
GO, 3.00%, 3/1/2020	200	202
GO, 3.00%, 3/1/2021	355	362
City of New Berlin, Promissory Notes GO, 3.50%, 12/1/2018	25	25
Coleman School District, Marinette and Oconto Counties GO, 3.00%, 3/1/2019	50	50
County of Manitowoc GO, 2.00%, 11/1/2019	215	215
County of Milwaukee, Whitnall School District GO, 3.00%, 3/1/2019	175	175
Eleva-Strum School District GO, 4.00%, 4/1/2019	165	166

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
GO, 3.00%, 4/1/2020	230	232
GO, 3.00%, 4/1/2021	450	456
Randall Consolidated School Joint No. 1
GO, 4.00%, 3/1/2019	360	362
GO, 4.00%, 3/1/2020	380	388
GO, 4.00%, 3/1/2021	175	182
State of Wisconsin Series B, GO, 5.00%, 5/1/2019	2,900	2,938
Village of Menomonee Falls, Promissory Note
Series A, GO, 3.00%, 6/1/2019	50	50
Series B, GO, 3.38%, 3/1/2020	250	253
Series A, GO, 3.00%, 6/1/2021	270	275
Village of Pulaski
GO, AGM, 2.00%, 4/1/2019	160	160
GO, AGM, 3.00%, 4/1/2020	160	162

		6,878

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
State of Wisconsin Environmental Improvement Fund Series A, Rev., 5.00%, 6/1/2019	1,000	1,016

Other Revenue — 0.4%
Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,934
Village of Howard Rev., 2.00%, 12/1/2021	6,965	6,912

		11,846

Prerefunded — 0.0% (b)
City of Racine GO, 5.00%, 12/1/2018 (e)	20	20

Transportation — 0.1%
Wisconsin Department of Transportation Series 1, Rev., 5.00%, 7/1/2020	2,135	2,234
Series 1, Rev., 5.00%, 7/1/2021	25	27

		2,261

Utility — 0.1%
WPPI Energy, Power Supply System Series A, Rev., 5.00%, 7/1/2020	3,275	3,420

Total Wisconsin		47,798

Wyoming — 0.0% (b)
Utility — 0.0% (b)
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electrical System Project Series 2014-A, Rev., 2.00%, 6/1/2019	75	75
Wyoming Municipal Power Agency, Inc., Power Supply System Series A, Rev., 4.00%, 1/1/2019	175	175

Total Wyoming		250

TOTAL MUNICIPAL BONDS (Cost $2,642,703)		2,637,332

SHORT-TERM INVESTMENTS — 4.4%
COMMERCIAL PAPER — 0.7%
New York City Trust for Cultural Resources (SIFMA Municipal Swap Index Yield + 0.02%), 1.71%, 4/1/2044(d)(Cost $20,000) 20,000		20,000

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 3.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.60% (h) (i) (Cost $102,668)	102,669	102,668

TOTAL SHORT-TERM INVESTMENTS (Cost $122,668)		122,668

Total Investments — 99.3% (Cost $2,765,371)		2,760,000
Other Assets Less Liabilities — 0.7%		19,525

Net Assets — 100.0%		2,779,525

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2018.
LIBOR	London Interbank Offered Rate

(a)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	—	Amount rounds to less than 0.1% of net assets.
(c)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(d)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(e)	—	Security is prerefunded or escrowed to maturity.
(f)	—	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(g)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	The rate shown is the current yield as of November 30, 2018.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$102,668	$2,657,332	$—	$2,760,000

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
January 28, 2019